UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 670-2000

Date of fiscal year end:  August 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

February 29, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI All Peru Capped Index Fund  |  EPU  |  NYSE Arca

iShares MSCI China Index Fund  |  MCHI  |  NYSE Arca

iShares MSCI Denmark Capped Investable Market Index Fund  |  EDEN  |  BATS

iShares MSCI Emerging Markets Latin America Index Fund  |  EEML  |  NASDAQ

iShares MSCI Finland Capped Investable Market Index Fund  |  EFNL  |  BATS

iShares MSCI Indonesia Investable Market Index Fund  |  EIDO  |  NYSE Arca

iShares MSCI Ireland Capped Investable Market Index Fund  |  EIRL  |  NYSE Arca

iShares MSCI New Zealand Investable Market Index Fund  |  ENZL  |  NYSE Arca

iShares MSCI Norway Capped Investable Market Index Fund  |  ENOR  |  BATS

iShares MSCI Philippines Investable Market Index Fund  |  EPHE  |  NYSE Arca

iShares MSCI Poland Investable Market Index Fund  |  EPOL  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.46)%	(5.74)%	(5.14)%	25.69%	25.27%	26.83%	85.36%	83.70%	89.83%

Total returns for the period since inception are calculated from the inception date of the Fund (6/19/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/22/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Peru Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Peru Capped Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the performance of Peruvian equity securities as well as companies that are headquartered in Peru and have the majority of their operations based in Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 5.99%, net of fees, while the total return for the Index was 6.01%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Basic Materials	51.02%
Financial	22.48
Consumer Non-Cyclical	7.74
Industrial	7.10
Utilities	4.71
Diversified	4.11
Energy	2.71
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Credicorp Ltd.	17.24%
Compania de Minas Buenaventura SA SP ADR	16.51
Southern Copper Corp.	9.89
Volcan Compania Minera SAA Class B	4.76
Alicorp SA	4.62
Hochschild Mining PLC	4.41
Grana y Montero SA	4.11
Minsur SA	3.94
Sociedad Minera Cerro Verde SA	3.35
Intergroup Financial Services Corp.	3.20

TOTAL	72.03%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHINA INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
(4.53)%	(4.96)%	(4.09)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 3/29/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/31/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI China Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 85% in market capitalization of Chinese equity markets, as represented by shares available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 5.78%, net of fees, while the total return for the Index was 6.11%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Financial	36.81%
Energy	19.80
Communications	16.81
Consumer Cyclical	7.42
Industrial	6.54
Consumer Non-Cyclical	4.91
Basic Materials	3.86
Utilities	2.25
Technology	0.93
Diversified	0.59
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
China Mobile Ltd.	9.44%
China Construction Bank Corp. Class H	7.44
Industrial and Commercial Bank of China Ltd. Class H	6.56
CNOOC Ltd.	6.06
PetroChina Co. Ltd. Class H	4.71
Bank of China Ltd. Class H	4.30
Tencent Holdings Ltd.	3.88
China Life Insurance Co. Ltd. Class H	3.39
China Petroleum & Chemical Corp. Class H	2.83
China Shenhua Energy Co. Ltd. Class H	2.31

TOTAL	50.92%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
13.40%	13.40%	13.49%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/25/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Denmark Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Denmark IMI 25/50 Index (the “Index”). The Index is designed to measure broad-based equity market performance in Denmark. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 25, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 13.40%, net of fees, while the total return for the Index was 13.49%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Consumer Non-Cyclical	45.95%
Industrial	24.91
Financial	16.14
Communications	7.82
Consumer Cyclical	2.22
Technology	1.47
Diversified	1.46
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Novo Nordisk A/S Class B	21.66%
Danske Bank A/S	7.72
A.P. Moeller-Maersk A/S Class B	6.83
Carlsberg A/S Class B	5.43
Novozymes A/S Class B	4.39
DSV A/S	4.37
FLSmidth & Co. A/S	3.84
TDC A/S	3.68
Coloplast A/S Class B	3.62
GN Store Nord A/S	2.61

TOTAL	64.15%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
7.31%	7.59%	7.38%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Latin America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Latin America Index (the “Index”). The Index is designed to measure the equity performance of emerging markets in Latin America and consists of issuers in the following five emerging market countries: Brazil, Chile, Colombia, Mexico, and Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 18, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 7.31%, net of fees, while the total return for the Index was 7.38%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Financial	22.02%
Basic Materials	19.99
Energy	14.80
Consumer Non-Cyclical	14.66
Communications	9.23
Consumer Cyclical	6.60
Utilities	6.53
Diversified	3.31
Industrial	2.47
Technology	0.26
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred (Brazil)	6.71%
Vale SA Class A Preferred (Brazil)	5.74
America Movil SAB de CV Series L (Mexico)	5.51
Itau Unibanco Holding SA Preferred (Brazil)	5.49
Petroleo Brasileiro SA (Brazil)	4.98
Banco Bradesco SA Preferred (Brazil)	3.90
Vale SA (Brazil)	3.54
Companhia de Bebidas das Americas Preferred (Brazil)	3.44
Wal-Mart de Mexico SAB de CV Series V (Mexico)	2.25
Itausa — Investimentos Itau SA Preferred (Brazil)	1.79

TOTAL	43.35%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
8.35%	8.19%	8.40%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/25/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Finland Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Finland IMI 25/50 Index (the “Index”). The Index is a custom index designed to measure broad-based equity market performance in Finland. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 25, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 8.35%, net of fees, while the total return for the Index was 8.40%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Industrial	27.15%
Communications	20.38
Basic Materials	14.33
Financial	12.84
Utilities	8.22
Consumer Non-Cyclical	7.48
Consumer Cyclical	6.82
Energy	1.53
Technology	1.21
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Nokia OYJ	15.70%
Sampo OYJ Class A	8.94
Fortum OYJ	8.22
Kone OYJ Class B	6.75
UPM-Kymmene OYJ	4.79
Metso OYJ	4.58
Wartsila OYJ ABP	4.54
Nokian Renkaat OYJ	4.39
Stora Enso OYJ Class R	3.90
Elisa OYJ	3.08

TOTAL	64.89%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.55%	10.35%	13.35%	16.28%	15.16%	17.03%	31.64%	29.34%	33.15%

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Indonesia Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Indonesia Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Indonesia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (2.36)%, net of fees, while the total return for the Index was (2.07)%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Financial	30.13%
Consumer Cyclical	15.51
Consumer Non-Cyclical	13.92
Industrial	12.10
Energy	10.90
Communications	10.73
Utilities	3.74
Basic Materials	2.91
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
PT Astra International Tbk	13.14%
PT Bank Central Asia Tbk	8.48
PT Bank Rakyat Indonesia (Persero) Tbk	6.92
PT Telekomunikasi Indonesia Tbk	6.49
PT Bank Mandiri (Persero) Tbk	5.44
PT United Tractors Tbk	4.44
PT Perusahaan Gas Negara Tbk	3.74
PT Bumi Resources Tbk	3.48
PT Semen Gresik (Persero) Tbk	3.04
PT Gudang Garam Tbk	3.01

TOTAL	58.18%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.22%	3.63%	4.44%	1.45%	1.25%	1.83%	2.66%	2.29%	3.35%

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Ireland Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Ireland Investable Market 25/50 IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Ireland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index For the six-month period ended February 29, 2012, the total return for the Fund was 16.70%, net of fees, while the total return for the Index was 16.91%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Consumer Non-Cyclical	36.26%
Industrial	29.52
Consumer Cyclical	19.79
Financial	8.13
Basic Materials	4.64
Communications	1.59
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
CRH PLC	22.13%
Elan Corp. PLC	8.83
Kerry Group PLC Class A	8.32
Bank of Ireland	5.47
Kingspan Group PLC	4.73
Paddy Power PLC	4.70
C&C Group PLC	4.66
Smurfit Kappa Group PLC	4.64
DCC PLC	4.54
Ryanair Holdings PLC SP ADR	4.22

TOTAL	72.24%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.18%	10.95%	13.34%	18.94%	17.78%	19.66%	29.65%	27.76%	30.83%

Total returns for the period since inception are calculated from the inception date of the Fund (9/1/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/2/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI New Zealand Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI New Zealand Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in New Zealand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (1.32)%, net of fees, while the total return for the Index was (1.05)%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Industrial	28.89%
Communications	23.92
Financial	12.67
Utilities	12.03
Consumer Cyclical	10.16
Consumer Non-Cyclical	8.80
Basic Materials	2.11
Energy	1.18
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Fletcher Building Ltd.	15.69%
Telecom Corp. of New Zealand Ltd.	14.63
Auckland International Airport Ltd.	6.63
SKYCITY Entertainment Group Ltd.	6.27
Chorus Ltd.	5.07
Contact Energy Ltd.	4.87
Fisher & Paykel Healthcare Corp. Ltd.	4.37
Sky Network Television Ltd.	4.22
Goodman Property Trust	3.92
Ryman Healthcare Ltd.	3.81

TOTAL	69.48%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
14.15%	14.07%	14.22%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/23/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/24/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Norway Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (the “Index”). The Index is designed to measure broad-based equity market performance in Norway. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 23, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 14.15%, net of fees, while the total return for the Index was 14.22%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Energy	48.34%
Financial	11.97
Communications	11.58
Industrial	11.54
Basic Materials	8.67
Consumer Non-Cyclical	4.58
Technology	1.71
Diversified	0.99
Consumer Cyclical	0.57
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Statoil ASA	21.02%
Telenor ASA	7.96
Seadrill Ltd.	7.57
DNB ASA	7.12
Subsea 7 SA	4.74
Yara International ASA	4.40
Orkla ASA	4.29
Norsk Hydro ASA	4.27
Petroleum Geo-Services ASA	2.68
TGS-NOPEC Geophysical Co. ASA	2.50

TOTAL	66.55%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.39%	23.70%	28.60%	7.75%	7.08%	7.47%	11.20%	10.23%	10.79%

Total returns for the period since inception are calculated from the inception date of the Fund (9/28/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Philippines Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Philippines Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of Philippine equity markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 10.88%, net of fees, while the total return for the Index was 11.29%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Financial	33.99%
Diversified	18.17
Utilities	15.16
Consumer Cyclical	12.40
Communications	11.80
Consumer Non-Cyclical	6.20
Basic Materials	2.16
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Philippine Long Distance Telephone Co.	8.49%
SM Investments Corp.	8.12
Ayala Land Inc.	7.40
Aboitiz Equity Ventures Inc.	6.39
SM Prime Holdings Inc.	6.30
Manila Electric Co.	5.15
Ayala Corp.	4.82
BDO Unibank Inc.	4.14
Aboitiz Power Corp.	4.08
San Miguel Corp.	3.71

TOTAL	58.60%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.84)%	(19.28)%	(18.89)%	10.48%	10.02%	10.13%	19.26%	18.39%	18.58%

Total returns for the period since inception are calculated from the inception date of the Fund (5/25/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Poland Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Poland Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Poland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (9.58)%, net of fees, while the total return for the Index was (9.81)%.

PORTFOLIO ALLOCATION As of 2/29/12

Sector	Percentage of Net Assets
Financial	39.55%
Basic Materials	15.11
Energy	14.69
Utilities	11.89
Communications	9.07
Consumer Non-Cyclical	4.25
Industrial	3.09
Technology	2.01
Consumer Cyclical	0.24
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/12

Security	Percentage of Net Assets
Powszechna Kasa Oszczednosci Bank Polski SA	11.19%
KGHM Polska Miedz SA	10.87
Powszechny Zaklad Ubezpieczen SA	9.92
Bank Pekao SA	9.58
Polska Grupa Energetyczna SA	7.53
Polski Koncern Naftowy Orlen SA	4.79
Telekomunikacja Polska SA	4.77
Polskie Gornictwo Naftowe i Gazownictwo SA	3.82
Tauron Polska Energia SA	3.15
Lubelski Wegiel Bogdanka SA	2.62

TOTAL	68.24%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 (or commencement of operations, as applicable) to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
All Peru Capped
Actual	$1,000.00	$1,059.90	0.51%	$2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.51	2.56
China
Actual	1,000.00	1,057.80	0.60	3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Denmark Capped Investable Market
Actual	1,000.00	1,134.00	0.53	0.54
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Emerging Markets Latin America
Actual	1,000.00	1,073.10	0.49	0.58
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
Finland Capped Investable Market
Actual	$1,000.00	$1,083.50	0.53%	$0.53
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Indonesia Investable Market
Actual	1,000.00	976.40	0.61	3.00
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07
Ireland Capped Investable Market
Actual	1,000.00	1,167.00	0.52	2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
New Zealand Investable Market
Actual	1,000.00	986.80	0.52	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.52	2.61
Norway Capped Investable Market
Actual	1,000.00	1,141.50	0.53	0.57
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.53	2.66
Philippines Investable Market
Actual	1,000.00	1,108.80	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Poland Investable Market
Actual	1,000.00	904.20	0.60	2.84
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02

[a]

The beginning of the period (commencement of operations) is January 25, 2012 for the iShares MSCI Denmark Capped Investable Market and iShares MSCI Finland Capped Investable Market Index Funds, January 18, 2012 for the iShares MSCI Emerging Markets Latin America Index Fund, and January 23, 2012 for the iShares MSCI Norway Capped Investable Market Index Fund.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (35 days for the iShares MSCI Denmark Capped Investable Market and iShares MSCI Finland Capped Investable Market Index Funds, 42 days for the iShares MSCI Emerging Markets Latin America Index Fund, 37 days for the iShares MSCI Norway Capped Investable Market Index Fund and 182 days for all other Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.87%

AGRICULTURE — 1.77%
Casa Grande SAA	1,308,819	$8,797,140

		8,797,140
BANKS — 19.29%
BBVA Banco Continental SA	4,249,049	10,154,561
Credicorp Ltd.	695,401	85,457,829

		95,612,390
BUILDING MATERIALS — 4.57%
Cementos Lima SAA	8,169,605	8,084,187
Cementos Pacasmayo SAA	6,504,657	14,573,541

		22,657,728
DIVERSIFIED FINANCIAL SERVICES — 3.20%
Intergroup Financial Services Corp.	537,233	15,848,373

		15,848,373
ELECTRIC — 4.70%
Edegel SA	13,177,342	9,644,358
Empresa de Distribucion Electrica de Lima Norte SA	2,349,697	3,465,759
Luz del Sur SAA	3,741,425	10,212,777

		23,322,894
FOOD — 5.97%
Alicorp SA	9,381,905	22,911,747
Copeinca ASA[a]	882,911	6,672,172

		29,583,919
HOLDING COMPANIES — DIVERSIFIED — 4.11%
Grana y Montero SA	7,481,592	20,394,183

		20,394,183
IRON & STEEL — 2.13%
Corporacion Aceros Arequipa SA	7,147,534	6,325,488
Empresa Siderurgica del Peru SAA[a]	12,213,509	4,241,435

		10,566,923
MACHINERY — 2.53%
Ferreyros SA	11,884,264	12,558,800

		12,558,800
MINING — 48.89%
Compania de Minas Buenaventura SA SP ADR	2,039,847	81,859,060
Compania Minera Atacocha SA Class Ba	11,860,139	3,720,133
Compania Minera Milpo SA	6,982,805	14,054,264

Security	Shares	Value

Hochschild Mining PLC	2,676,760	$21,850,299
Minsur SA	17,099,762	19,538,936
Rio Alto Mining Ltd.[a]	2,536,352	11,540,402
Sociedad Minera Cerro Verde SAa	403,484	16,583,192
Sociedad Minera el Brocal SA	32,379	604,537
Southern Copper Corp.	1,525,356	49,055,464
Volcan Compania Minera SAA Class B	17,797,091	23,592,111

		242,398,398
OIL & GAS — 2.71%
Maple Energy PLC[a]	5,171,929	6,568,350
Refineria la Pampilla SA	18,229,802	6,875,317

		13,443,667

TOTAL COMMON STOCKS
(Cost: $518,062,806)		495,184,415

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	538,755	538,755

		538,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $538,755)		538,755

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $518,601,561)		495,723,170
Other Assets, Less Liabilities — 0.02%		78,696

NET ASSETS — 100.00%		$495,801,866

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.13%
AviChina Industry & Technology Co. Ltd. Class H	864,000	$444,494

		444,494
AGRICULTURE — 0.18%
China Agri-Industries Holdings Ltd.	792,000	597,393

		597,393
AIRLINES — 0.35%
Air China Ltd. Class H	1,008,000	761,618
China Southern Airlines Co. Ltd. Class Ha	864,000	434,467

		1,196,085
AUTO MANUFACTURERS — 2.51%
Brilliance China Automotive Holdings Ltd.[a]	1,152,000	1,341,279
BYD Co. Ltd. Class Ha	252,000	828,552
Dah Chong Hong Holdings Ltd.	432,000	611,597
Dongfeng Motor Group Co. Ltd. Class H	1,296,000	2,543,306
Geely Automobile Holdings Ltd.	1,800,000	800,701
Great Wall Motor Co. Ltd. Class H	504,000	1,015,057
Guangzhou Automobile Group Co. Ltd. Class H	1,152,000	1,359,104

		8,499,596
AUTO PARTS & EQUIPMENT — 0.35%
Weichai Power Co. Ltd. Class H	216,000	1,192,001

		1,192,001
BANKS — 23.31%
Agricultural Bank of China Ltd. Class H	9,216,000	4,586,789
Bank of China Ltd. Class H	33,336,000	14,528,112
Bank of Communications Co. Ltd. Class H	3,600,200	2,975,525
China CITIC Bank Corp. Ltd. Class H	3,672,800	2,415,163
China Construction Bank Corp. Class H	29,952,000	25,179,808
China Merchants Bank Co. Ltd. Class H	1,944,000	4,461,648
China Minsheng Banking Corp. Ltd. Class H	1,836,000	1,787,305
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	1,152,000	711,487

Security	Shares	Value

Industrial and Commercial Bank of China Ltd. Class H	30,240,000	$22,185,696

		78,831,533
BEVERAGES — 0.23%
Tsingtao Brewery Co. Ltd. Class H	144,000	777,957

		777,957
BUILDING MATERIALS — 1.94%
Anhui Conch Cement Co. Ltd. Class H	612,000	2,130,562
BBMG Corp. Class H	540,000	570,935
China National Building Material Co. Ltd. Class H	1,440,000	2,083,216
China Resources Cement Holdings Ltd.	1,008,000	848,697
China Shanshui Cement Group Ltd.	864,000	804,322
CSG Holding Co. Ltd. Class B	119,000	104,030

		6,541,762
CHEMICALS — 1.24%
China BlueChemical Ltd. Class H	864,000	679,552
Dongyue Group Ltd.	504,000	517,926
Huabao International Holdings Ltd.	936,000	663,770
Kingboard Chemical Holdings Co. Ltd.	288,000	1,069,459
Sinofert Holdings Ltd.	1,008,000	300,228
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,152,000	439,666
Yingde Gases Group Co. Ltd.	468,000	520,154

		4,190,755
COAL — 4.42%
China Coal Energy Co. Ltd. Class H	2,016,000	2,586,382
China Shenhua Energy Co. Ltd. Class H	1,692,000	7,821,112
Inner Mongolia Yitai Coal Co. Ltd. Class B	246,449	1,392,190
Shougang Fushan Resources Group Ltd.	1,440,000	618,281
Yanzhou Coal Mining Co. Ltd. Class H	1,008,000	2,526,596

		14,944,561
COMMERCIAL SERVICES — 0.34%
Jiangsu Expressway Co. Ltd. Class H	576,000	605,284
Zhejiang Expressway Co. Ltd. Class H	720,000	546,798

		1,152,082
COMPUTERS — 0.79%
Lenovo Group Ltd.	3,024,000	2,678,660

		2,678,660

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

February 29, 2012

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.78%
China Everbright Ltd.	432,000	$818,804
COSCO Pacific Ltd.	864,000	1,310,087
Far East Horizon Ltd.[a]	576,000	502,051

		2,630,942
ELECTRIC — 0.96%
China Resources Power Holdings Co. Ltd.	864,000	1,699,994
Datang International Power Generation Co. Ltd. Class H	1,440,000	523,589
Huaneng Power International Inc. Class H	1,584,000	1,015,057

		3,238,640
ELECTRICAL COMPONENTS & EQUIPMENT — 0.32%
Dongfang Electric Corp. Ltd. Class H	172,800	467,888
Zhuzhou CSR Times Electric Co. Ltd. Class H	216,000	596,000

		1,063,888
ENERGY — ALTERNATE SOURCES — 0.61%
China Longyuan Power Group Corp. Ltd. Class H	1,008,000	872,091
GCL-Poly Energy Holdings Ltd.	3,456,000	1,189,773

		2,061,864
ENGINEERING & CONSTRUCTION — 1.58%
Beijing Capital International Airport Co. Ltd. Class H	864,000	431,126
China Communications Construction Co. Ltd. Class H	2,232,000	2,285,039
China Railway Construction Corp. Ltd. Class H	972,000	764,496
China Railway Group Ltd. Class H	2,016,000	818,804
China State Construction International Holdings Ltd.	720,000	658,200
Metallurgical Corp. of China Ltd. Class H	1,440,000	395,477

		5,353,142
FOOD — 2.53%
China Mengniu Dairy Co. Ltd.	576,000	1,633,895
China Yurun Food Group Ltd.	648,000	984,236
Tingyi (Cayman Islands) Holding Corp.	1,008,000	2,995,784

Security	Shares	Value

Want Want China Holdings Ltd.	2,952,000	$2,938,412

		8,552,327
FOREST PRODUCTS & PAPER — 0.34%
Lee & Man Paper Manufacturing Ltd.	792,000	420,728
Nine Dragons Paper (Holdings) Ltd.	792,000	715,850

		1,136,578
GAS — 1.04%
Beijing Enterprises Holdings Ltd.	252,000	1,601,867
China Resources Gas Group Ltd.	288,000	445,608
ENN Energy Holdings Ltd.	432,000	1,484,431

		3,531,906
HEALTH CARE — PRODUCTS — 1.22%
Hengan International Group Co. Ltd.	360,000	3,270,111
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	864,000	862,251

		4,132,362
HOLDING COMPANIES — DIVERSIFIED — 0.59%
China Merchants Holdings (International) Co. Ltd.	576,000	1,994,095

		1,994,095
HOME FURNISHINGS — 0.30%
Haier Electronics Group Co. Ltd.[a]	432,000	540,299
Skyworth Digital Holdings Ltd.	864,000	483,485

		1,023,784
INSURANCE — 7.30%
China Life Insurance Co. Ltd. Class H	3,672,000	11,457,689
China Pacific Insurance (Group) Co. Ltd. Class H	864,000	3,113,684
China Taiping Insurance Holdings Co. Ltd.[a]	388,800	908,371
PICC Property and Casualty Co. Ltd. Class H	1,171,200	1,652,066
Ping An Insurance (Group) Co. of China Ltd. Class H	864,000	7,558,622

		24,690,432
INTERNET — 4.16%
Alibaba.com Ltd.[a]	544,000	927,277
Tencent Holdings Ltd.	504,000	13,126,861

		14,054,138

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

February 29, 2012

Security	Shares	Value

IRON & STEEL — 0.49%
Angang Steel Co. Ltd. Class H	576,000	$448,579
CITIC Pacific Ltd.	648,000	1,219,851

		1,668,430
MACHINERY — 0.96%
CSR Corp Ltd. Class H	936,000	734,974
Lonking Holdings Ltd.	936,000	380,159
Sany Heavy Equipment International Holdings Co. Ltd.	432,000	380,995
Shanghai Electric Group Co. Ltd. Class H	1,440,000	777,957
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	633,760	983,853

		3,257,938
MANUFACTURING — 0.22%
China International Marine Containers (Group) Co. Ltd. Class B	169,100	242,017
Fosun International Ltd.	792,000	493,232

		735,249
METAL FABRICATE & HARDWARE — 0.11%
China Zhongwang Holdings Ltd.	806,400	354,555

		354,555
MINING — 1.79%
Aluminum Corp. of China Ltd. Class H	2,016,000	1,115,133
China Molybdenum Co. Ltd. Class Ha	648,000	330,864
Jiangxi Copper Co. Ltd. Class H	648,000	1,783,824
Minmetals Resources Ltd.[a]	864,000	495,739
Zhaojin Mining Industry Co. Ltd. Class H	432,000	891,215
Zijin Mining Group Co. Ltd. Class H	3,024,000	1,450,453

		6,067,228
OIL & GAS — 14.17%
China Petroleum & Chemical Corp. Class H	8,352,000	9,573,511
CNOOC Ltd.	8,928,000	20,490,530
Kunlun Energy Co. Ltd.	1,152,000	1,942,850
PetroChina Co. Ltd. Class H	10,512,000	15,912,281

		47,919,172
OIL & GAS SERVICES — 0.38%
China Oilfield Services Ltd. Class H	720,000	1,266,269

		1,266,269

Security	Shares	Value

PHARMACEUTICALS — 0.41%
Sihuan Pharmaceutical Holdings Group Ltd.	936,000	$371,711
Sinopharm Group Co. Ltd. Class H	374,400	1,018,585

		1,390,296
PIPELINES — 0.23%
China Gas Holdings Ltd.	1,584,000	761,804

		761,804
REAL ESTATE — 5.42%
Agile Property Holdings Ltd.	720,000	971,054
China Overseas Land & Investment Ltd.	2,016,000	4,226,589
China Resources Land Ltd.	1,008,000	1,928,739
China Vanke Co. Ltd. Class B	449,003	578,933
Country Garden Holdings Co. Ltd.	2,088,000	944,967
Evergrande Real Estate Group Ltd.	2,592,000	1,647,635
Franshion Properties (China) Ltd.	1,872,000	499,638
Guangzhou R&F Properties Co. Ltd. Class H	489,600	646,428
Longfor Properties Co. Ltd.	648,000	940,789
Poly (Hong Kong) Investments Ltd.	1,008,000	643,346
Renhe Commercial Holdings Co. Ltd.	5,328,000	638,890
Shanghai Industrial Holdings Ltd.	216,000	783,991
Shimao Property Holdings Ltd.	792,000	1,033,439
Shui On Land Ltd.	1,296,000	561,466
Sino-Ocean Land Holdings Ltd.	1,692,000	983,911
SOHO China Ltd.	1,044,000	761,896
Yuexiu Property Co. Ltd.	2,592,000	521,361

		18,313,072
RETAIL — 3.89%
Anta Sports Products Ltd.	432,000	480,142
Belle International Holdings Ltd.	2,304,000	3,808,461
Bosideng International Holdings Ltd.	1,152,000	359,457
China Dongxiang (Group) Co. Ltd.	1,368,000	261,052
China ZhengTong Auto Services Holdings Ltd.[a]	432,000	531,387
Daphne International Holdings Ltd.	432,000	543,085
Golden Eagle Retail Group Ltd.	360,000	889,359
GOME Electrical Appliances Holdings Ltd.	5,040,000	1,540,132
Hengdeli Holdings Ltd.	1,152,000	497,595
Intime Department Store Group Co. Ltd.	468,000	582,307

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

February 29, 2012

Security	Shares	Value

Parkson Retail Group Ltd.	684,000	$813,141
Shanghai Pharmaceuticals Holding Co. Ltd. Class Ha	252,000	468,538
Sun Art Retail Group Ltd.[a]	936,000	1,252,715
Wumart Stores Inc. Class H	288,000	583,746
Zhongsheng Group Holdings Ltd.	288,000	557,010

		13,168,127
SEMICONDUCTORS — 0.13%
Semiconductor Manufacturing International Corp.[a]	8,496,000	449,135

		449,135
SHIPBUILDING — 0.09%
China Rongsheng Heavy Industries Group Holdings Ltd.	864,000	313,039

		313,039
TELECOMMUNICATIONS — 12.66%
China Communications Services Corp. Ltd. Class H	1,066,800	548,826
China Mobile Ltd.	2,988,000	31,919,208
China Telecom Corp. Ltd. Class H	6,912,000	4,224,361
China Unicom (Hong Kong) Ltd.	2,880,000	5,198,757
ZTE Corp. Class H	302,400	904,584

		42,795,736
TRANSPORTATION — 1.20%
China COSCO Holdings Co. Ltd. Class H	1,296,000	847,212
China Resources Enterprise Ltd.	576,000	2,157,484
China Shipping Container Lines Co. Ltd. Class Ha	1,800,000	617,352
China Shipping Development Co. Ltd. Class H	576,000	431,497

		4,053,545
WATER — 0.25%
Guangdong Investment Ltd.	1,296,000	852,224

		852,224

TOTAL COMMON STOCKS
(Cost: $315,951,340)		337,876,796

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	490,812	$490,812

		490,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $490,812)		490,812

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $316,442,152)		338,367,608
Other Assets, Less Liabilities — (0.06)%		(204,991)

NET ASSETS — 100.00%		$338,162,617

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.97%

BANKS — 11.97%
Danske Bank A/Sa	12,642	$228,604
Jyske Bank A/S Registered[a]	2,068	74,493
Sydbank A/S	2,675	51,596

		354,693
BEVERAGES — 6.78%
Carlsberg A/S Class B	2,035	160,852
Royal Unibrew A/S	655	40,129

		200,981
BIOTECHNOLOGY — 6.57%
Bavarian Nordic A/Sa	3,045	29,312
Genmab A/Sa,b	4,530	35,130
Novozymes A/S Class B	4,355	130,076

		194,518
BUILDING MATERIALS — 1.38%
Rockwool International A/S Class B	398	40,855

		40,855
ELECTRICAL COMPONENTS & EQUIPMENT — 2.11%
Vestas Wind Systems A/Sa	6,048	62,463

		62,463
FOOD — 3.62%
Christian Hansen Holding A/S	2,735	67,910
East Asiatic Co. Ltd. A/S	1,405	39,437

		107,347
HEALTH CARE — PRODUCTS — 6.04%
Coloplast A/S Class B	649	107,198
William Demant Holding A/Sa	768	71,580

		178,778
HOLDING COMPANIES — DIVERSIFIED — 1.46%
Schouw & Co. A/S	1,967	43,355

		43,355
HOME FURNISHINGS — 1.03%
Bang & Olufsen A/S Class Ba	2,362	30,387

		30,387
INSURANCE — 4.17%
Topdanmark A/Sa	428	73,005
TrygVesta A/S	938	50,463

		123,468

Security	Shares	Value

MACHINERY — 3.84%
FLSmidth & Co. A/S	1,423	$113,681

		113,681
MANUFACTURING — 1.43%
NKT Holding A/S	986	42,277

		42,277
PHARMACEUTICALS — 22.93%
ALK-Abello A/S	617	37,746
Novo Nordisk A/S Class B	4,557	641,600

		679,346
RETAIL — 1.20%
Pandora A/S	2,776	35,488

		35,488
SOFTWARE — 1.47%
SimCorp A/S	266	43,458

		43,458
TELECOMMUNICATIONS — 7.82%
GN Store Nord A/S	7,002	77,355
TDC A/S	13,713	109,132
Thrane & Thrane A/S	627	45,239

		231,726
TRANSPORTATION — 16.15%
A.P. Moeller-Maersk A/S Class A	10	77,225
A.P. Moeller-Maersk A/S Class B	25	202,420
D/S Norden A/S	1,331	39,276
DFDS A/S	510	30,099
DSV A/S	5,536	129,491

		478,511

TOTAL COMMON STOCKS
(Cost: $2,625,142)		2,961,332

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	9,172	9,172
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	678	678

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	2,270	$2,270

		12,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,120)		12,120

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $2,637,262)		2,973,452
Other Assets, Less Liabilities — (0.38)%		(11,373)

NET ASSETS — 100.00%		$2,962,079

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 63.23%

BRAZIL — 30.65%
ALL — America Latina Logistica SA	2,900	$16,806
Amil Participacoes SA	1,200	13,839
Anhanguera Educacional Participacoes SA	1,000	13,146
Banco do Brasil SA	3,500	56,366
Banco Santander (Brasil) SA Units	4,000	42,984
BM&F Bovespa SA	12,600	84,323
BR Malls Participacoes SA	2,700	34,613
BRF — Brasil Foods SA	4,300	89,912
Brookfield Incorporacoes SA	3,300	12,493
CCR SA	5,700	45,550
CETIP SA — Mercados Organizados	1,300	24,230
Cielo SA	1,600	57,219
Companhia de Saneamento Basico do Estado de Sao Paulo	700	26,440
Companhia Hering SA	800	21,522
Companhia Siderurgica Nacional SA	4,600	46,914
Cosan SA Industria e Comercio	800	14,328
CPFL Energia SA	1,300	20,951
Cyrela Brazil Realty SA	1,900	19,167
Diagnosticos da America SA	1,600	14,911
Duratex SA	2,100	11,754
EcoRodovias Infraestrutura e Logistica SA	1,400	11,294
EDP Energias do Brasil SA	600	14,678
Embraer SA	3,500	26,094
Fibria Celulose SA	1,300	11,774
Hypermarcas SA	1,900	12,372
JBS SAa	4,900	20,834
Light SA	700	11,090
Localiza Rent A Car SA	700	12,933
Lojas Renner SA	800	30,464
MMX Mineracao e Metalicos SAa	2,800	15,721
MRV Engenharia e Participacoes SA	1,800	14,520
Multiplan Empreendimentos Imobiliarios SA	600	13,629
Natura Cosmeticos SA	1,200	28,300
Odontoprev SA	700	12,191
OGX Petroleo e Gas Participacoes SAa	8,000	79,212
PDG Realty SA Empreendimentos e Participacoes	7,100	30,354
Petroleo Brasileiro SA	19,100	285,905

Security	Shares	Value

Porto Seguro SA	900	$11,270
Raia Drogasil SA	1,400	13,634
Redecard SA	2,200	45,745
Rossi Residencial SA	2,200	13,185
Souza Cruz SA	2,500	37,437
SulAmerica SA Units	1,300	14,311
Tim Participacoes SA	5,200	31,468
Totvs SA	800	14,855
Tractebel Energia SA	1,000	17,695
Ultrapar Participacoes SA	2,100	47,690
Usinas Siderurgicas de Minas Gerais SA	1,100	9,867
Vale SA	8,000	202,924

		1,758,914
CHILE — 7.19%
AES Gener SA	18,636	11,340
Banco de Chile	105,300	16,856
Banco de Credito e Inversiones	184	12,139
Banco Santander (Chile) SA	402,019	31,848
CAP SA	473	20,403
Cencosud SA	5,968	38,874
Colbun SA	52,623	15,436
Compania Cervecerias Unidas SA	802	11,597
CorpBanca SA	732,902	10,370
E.CL SA	3,583	10,129
Empresa Nacional de Electricidad SA	21,956	38,861
Empresa Nacional de Telecomunicaciones SA	731	14,698
Empresas CMPC SA	7,234	31,938
Empresas Copec SA	2,940	50,460
Enersis SA	85,096	34,775
LAN Airlines SA	971	26,614
S.A.C.I. Falabella SA	2,490	24,896
Vina Concha y Toro SA	4,994	11,073

		412,307
COLOMBIA — 3.38%
Bancolombia SA SP ADR	1,483	94,764
Ecopetrol SA SP ADR	1,700	98,923

		193,687
MEXICO — 19.20%
Alfa SAB de CV Series A	1,800	24,141
America Movil SAB de CV Series L	261,900	316,356
Arca Continental SAB de CV	2,400	11,168
Cemex SAB de CV CPO[a]	66,300	50,902

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

February 29, 2012

Security	Shares	Value

Coca-Cola FEMSA SAB de CV Series L	1,900	$18,885
Compartamos SAB de CV	8,500	9,570
El Puerto de Liverpool SA de CV Series C1	1,800	14,401
Fomento Economico Mexicano SAB de CV BD Units	12,700	93,802
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,500	13,148
Grupo Bimbo SAB de CV Series A	11,000	24,906
Grupo Carso SAB de CV Series A1	4,000	12,494
Grupo Elektra SA de CV	465	40,721
Grupo Financiero Banorte SAB de CV Series O	10,300	42,310
Grupo Financiero Inbursa SAB de CV Series O	12,400	24,246
Grupo Mexico SAB de CV Series B	23,500	74,392
Grupo Modelo SAB de CV Series C	4,400	28,914
Grupo Televisa SAB CPO	15,900	68,284
Industrias Penoles SAB de CV	825	41,114
Kimberly-Clark de Mexico SAB de CV Series A	3,900	21,664
Mexichem SAB de CV	4,400	15,934
Minera Frisco SAB de CV Series A1[a]	3,700	16,150
Urbi Desarrollos Urbanos SAB de CVa	7,800	9,111
Wal-Mart de Mexico SAB de CV Series V	41,200	129,071

		1,101,684
PERU — 2.81%
Compania de Minas Buenaventura SA SP ADR	1,407	56,463
Credicorp Ltd.	526	64,640
Southern Copper Corp.	1,249	40,175

		161,278

TOTAL COMMON STOCKS (Cost: $3,353,888)		3,627,870

PREFERRED STOCKS — 36.64%

BRAZIL — 36.02%
AES Tiete SA	700	10,376
Banco Bradesco SA	12,300	223,519
Banco do Estado do Rio Grande do Sul SA Class B	1,100	13,109
Bradespar SA	1,400	29,527
Braskem SA Class A	1,500	13,612
Centrais Eletricas Brasileiras SA Class B	2,600	39,555
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	700	32,454

Security	Shares	Value

Companhia de Bebidas das Americas	4,900	$197,210
Companhia de Transmissao de Energia Electrica Paulista	400	13,475
Companhia Energetica de Minas Gerais	2,500	57,327
Companhia Energetica de Sao Paulo Class B	1,000	21,906
Companhia Paranaense de Energia Class B	700	17,625
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	600	12,920
Gerdau SA	5,500	57,502
Itau Unibanco Holding SA	14,700	315,080
Itausa — Investimentos Itau SA	14,700	102,743
Klabin SA	3,000	14,922
Lojas Americanas SA	2,200	23,449
Metalurgica Gerdau SA	1,700	22,625
Oi SA	1,700	11,486
Petroleo Brasileiro SA	27,200	385,131
TAM SA	600	13,979
Tele Norte Leste Participacoes SA	1,900	20,628
Telefonica Brasil SA	1,900	56,882
Telemar Norte Leste SA Class A	400	10,020
Usinas Siderurgicas de Minas Gerais SA Class A	3,000	20,356
Vale SA Class A	13,300	329,227

		2,066,645
CHILE — 0.62%
Sociedad Quimica y Minera de Chile SA Series B	600	35,915

		35,915

TOTAL PREFERRED STOCKS (Cost: $1,991,392)		2,102,560

RIGHTS — 0.00%
BRAZIL — 0.00%
Duratex SAa	2	8

		8

TOTAL RIGHTS (Cost: $0)		8

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA INDEX FUND

February 29, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	4,512	$4,512

		4,512

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,512)		4,512

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $5,349,792)		5,734,950
Other Assets, Less Liabilities — 0.05%		3,085

NET ASSETS — 100.00%		$5,738,035

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

AUTO PARTS & EQUIPMENT — 4.39%
Nokian Renkaat OYJ	2,734	$121,824

		121,824
BANKS — 1.59%
Pohjola Bank PLC Class A	3,800	44,097

		44,097
CHEMICALS — 2.34%
Kemira OYJ	2,788	40,055
Tikkurila OYJ	1,228	24,887

		64,942
COMMERCIAL SERVICES — 1.82%
Cramo OYJ	911	14,770
Poyry OYJ	1,669	14,523
Ramirent OYJ	2,037	21,336

		50,629
COMPUTERS — 1.20%
Tieto OYJ	1,816	33,451

		33,451
ELECTRIC — 8.22%
Fortum OYJ	9,154	228,375

		228,375
ENGINEERING & CONSTRUCTION — 2.24%
YIT OYJ	2,809	62,188

		62,188
ENVIRONMENTAL CONTROL — 0.72%
Lassila & Tikanoja OYJ	1,277	19,986

		19,986
FOOD — 3.16%
HKScan OYJ Class A	1,367	10,643
Kesko OYJ Class B	1,776	59,940
Raisio PLC Series V	4,973	17,163

		87,746
FOREST PRODUCTS & PAPER — 9.31%
M-real OYJ Class Ba	6,206	17,102
Stora Enso OYJ Class R	14,375	108,358
UPM-Kymmene OYJ	9,618	133,163

		258,623
HAND & MACHINE TOOLS — 2.21%
Konecranes OYJ	1,380	43,935

Security	Shares	Value

Vacon OYJ	358	$17,528

		61,463
INSURANCE — 8.94%
Sampo OYJ Class A	8,777	248,322

		248,322
IRON & STEEL — 1.89%
Outokumpu OYJ	3,541	24,726
Rautaruukki OYJ	2,425	27,703

		52,429
LEISURE TIME — 1.57%
Amer Sports OYJ Class A	3,192	43,468

		43,468
MACHINERY — 13.98%
Kone OYJ Class B	3,143	187,474
Metso OYJ	2,668	127,234
Outotec OYJ	1,195	73,565

		388,273
MANUFACTURING — 5.28%
Uponor OYJ	1,755	20,554
Wartsila OYJ ABP	3,648	126,097

		146,651
MEDIA — 1.14%
Sanoma OYJ	2,416	31,721

		31,721
MINING — 0.79%
Talvivaara Mining Co. PLC[a]	4,893	21,992

		21,992
OIL & GAS — 1.53%
Neste Oil OYJ	3,443	42,580

		42,580
PACKAGING & CONTAINERS — 1.23%
Huhtamaki OYJ	2,449	34,202

		34,202
PHARMACEUTICALS — 2.50%
Oriola-KD OYJ Class B	4,712	12,039
Orion OYJ Class B	2,655	57,430

		69,469
REAL ESTATE — 2.31%
Citycon OYJ	6,225	21,068
Sponda OYJ	7,141	30,186

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

Technopolis OYJ	2,474	$12,907

		64,161
RETAIL — 0.87%
Stockmann OYJ ABP Class B	1,022	24,130

		24,130
TELECOMMUNICATIONS — 19.24%
Elisa OYJ	3,745	85,616
Nokia OYJ	82,715	435,952
PKC Group OYJ	600	12,705

		534,273
TRANSPORTATION — 1.49%
Cargotec Corp. Class B	973	41,377

		41,377

TOTAL COMMON STOCKS (Cost: $2,564,867)		2,776,372

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	2,275	2,275

		2,275

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,275)		2,275

TOTAL INVESTMENTS IN SECURITIES — 100.04% (Cost: $2,567,142)		2,778,647
Other Assets, Less Liabilities — (0.04)%		(1,141)

NET ASSETS — 100.00%		$2,777,506

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%

AGRICULTURE — 7.37%
PT Astra Agro Lestari Tbk	1,086,670	$2,686,557
PT Bakrie Sumatera Plantations Tbk	27,993,404	915,527
PT Bisi International Tbk	4,123,000	420,528
PT BW Plantation Tbk	4,356,252	653,929
PT Charoen Pokphand Indonesia Tbk	20,072,725	5,952,831
PT Gudang Garam Tbk	1,585,242	9,973,668
PT Japfa Comfeed Indonesia Tbk	2,495,500	1,196,567
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	6,510,278	1,912,665
PT Sampoerna Agro Tbk	1,753,372	675,495

		24,387,767
AIRLINES — 0.36%
PT Garuda Indonesia Tbk[a]	18,662,000	1,199,996

		1,199,996
AUTO PARTS & EQUIPMENT — 0.81%
PT Gajah Tunggal Tbk	4,231,986	1,290,240
PT Multistrada Arah Sarana Tbk	16,275,500	1,064,584
PT Selamat Sempurna Tbk	1,736,000	331,033

		2,685,857
BANKS — 25.71%
PT Bank Bukopin Tbk	8,680,199	596,643
PT Bank Central Asia Tbk	33,309,774	28,065,885
PT Bank Danamon Indonesia Tbk	9,005,860	4,467,985
PT Bank Mandiri (Persero) Tbk	25,172,280	18,000,134
PT Bank Negara Indonesia (Persero) Tbk	20,072,558	8,400,655
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	13,237,336	1,658,336
PT Bank Rakyat Indonesia (Persero) Tbk	29,946,172	22,907,825
PT Bank Tabungan Negara Tbk	7,161,258	968,596

		85,066,059
BUILDING MATERIALS — 5.84%
PT Asahimas Flat Glass Tbk	238,483	170,534
PT Holcim Indonesia Tbk	5,208,000	1,327,982
PT Indocement Tunggal Prakarsa Tbk	4,014,644	7,766,689
PT Semen Gresik (Persero) Tbk	8,070,655	10,065,950

		19,331,155

Security	Shares	Value

CHEMICALS — 0.24%
PT Barito Pacific Tbk[a]	7,703,919	$623,488
PT Polychem Indonesia Tbk[a]	3,255,000	187,650

		811,138
COAL — 9.85%
PT Adaro Energy Tbk	39,168,839	8,337,491
PT Bumi Resources Tbk	42,423,917	11,523,126
PT Darma Henwa Tbk[a]	33,743,850	359,137
PT Indika Energy Tbk	4,231,500	1,243,179
PT Indo Tambangraya Megah Tbk	1,085,380	5,216,322
PT Resource Alam Indonesia Tbk	976,500	882,314
PT Tambang Batubara Bukit Asam Tbk	2,183,550	5,023,133

		32,584,702
COMMERCIAL SERVICES — 0.25%
PT Citra Marga Nusaphala Persada Tbk	3,797,500	837,808

		837,808
DISTRIBUTION & WHOLESALE — 0.56%
PT AKR Corporindo Tbk	4,665,668	1,862,129

		1,862,129
DIVERSIFIED FINANCIAL SERVICES — 0.09%
PT Clipan Finance Indonesia Tbk	5,208,000	311,787

		311,787
ENGINEERING & CONSTRUCTION — 0.69%
PT Alam Sutera Realty Tbk	26,474,116	1,672,976
PT Pembangunan Perumahan (Persero) Tbk	3,146,500	223,255
PT Wijaya Karya (Persero) Tbk	4,712,639	381,400

		2,277,631
FOOD — 2.16%
PT Indofood Sukses Makmur Tbk	11,935,230	6,748,301
PT Tunas Baru Lampung Tbk	5,859,000	383,238

		7,131,539
FOREST PRODUCTS & PAPER — 0.34%
PT Fajar Surya Wisesa Tbk	203,464	51,881
PT Indah Kiat Pulp and Paper Tbk[a]	7,486,500	1,070,686

		1,122,567
GAS — 3.74%
PT Perusahaan Gas Negara Tbk	29,729,278	12,359,733

		12,359,733

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 2.68%
PT Unilever Indonesia Tbk	4,156,504	$8,870,588

		8,870,588
INSURANCE — 0.16%
PT Panin Financial Tbk[a]	33,399,778	518,400

		518,400
IRON & STEEL — 0.25%
PT Krakatau Steel Tbk	8,680,000	817,960

		817,960
MACHINERY — 4.64%
PT Hexindo Adiperkasa Tbk	547,818	661,997
PT United Tractors Tbk	4,564,796	14,676,174

		15,338,171
MEDIA — 2.00%
PT Bhakti Investama Tbk	52,731,000	1,607,652
PT Global Mediacom Tbk	11,175,920	1,561,160
PT Indosiar Karya Media Tbk[a]	4,123,000	1,714,108
PT Media Nusantara Citra Tbk	9,331,176	1,727,612

		6,610,532
METAL FABRICATE & HARDWARE — 0.34%
PT Bakrie and Brothers Tbk[a]	206,041,730	1,142,138

		1,142,138
MINING — 2.08%
PT Aneka Tambang Tbk	9,005,566	1,956,863
PT Delta Dunia Makmur Tbk[a]	13,454,054	999,359
PT Timah Tbk	5,533,910	1,208,626
PT Vale Indonesia Tbk	6,727,395	2,703,637

		6,868,485
OIL & GAS — 1.01%
PT Benakat Petroleum Energy Tbk[a]	33,092,920	788,800
PT Energi Mega Persada Tbk[a]	76,818,442	1,618,127
PT Medco Energi Internasional Tbk	3,689,252	940,718

		3,347,645
OIL & GAS SERVICES — 0.04%
PT Elnusa Tbk	5,365,982	145,750

		145,750
PHARMACEUTICALS — 1.46%
PT Kalbe Farma Tbk	12,477,517	4,841,609

		4,841,609

Security	Shares	Value

REAL ESTATE — 4.17%
PT Agung Podomoro Land Tbk[a]	16,926,000	$628,626
PT Bakrieland Development Tbk[a]	93,310,295	1,324,137
PT Ciputra Development Tbk	28,832,822	2,045,788
PT Ciputra Property Tbk	8,463,140	619,254
PT Intiland Development Tbk[a]	11,392,620	353,651
PT Kawasan Industri Jababeka Tbk[a]	36,022,000	734,817
PT Lippo Karawaci Tbk	47,197,640	3,662,788
PT Pakuwon Jati Tbk[a]	6,366,900	578,809
PT Sentul City Tbk[a]	42,315,050	1,125,899
PT Summarecon Agung Tbk	13,237,098	1,893,111
PT Surya Semesta Internusa Tbk	8,406,580	848,114

		13,814,994
RETAIL — 13.77%
PT Astra International Tbk	5,533,783	43,466,577
PT Mitra Adiperkasa Tbk	2,061,500	1,291,295
PT Ramayana Lestari Sentosa Tbk	8,788,500	818,441

		45,576,313
TELECOMMUNICATIONS — 8.73%
PT Bakrie Telecom Tbk[a]	61,736,768	1,813,774
PT Indosat Tbk	3,689,378	2,229,170
PT Telekomunikasi Indonesia Tbk	27,487,178	21,483,881
PT Tower Bersama Infrastructure Tbk	3,146,500	906,973
PT XL Axiata Tbk	4,665,500	2,443,957

		28,877,755
TRANSPORTATION — 0.59%
PT Berlian Laju Tanker Tbk[a]	20,495,514	445,357
PT Buana Listya Tama Tbk[a]	19,421,500	146,415
PT Trada Maritime Tbk	13,345,500	1,346,386

		1,938,158

TOTAL COMMON STOCKS (Cost: $338,117,887)		330,678,366

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	119,627	119,627

		119,627

TOTAL SHORT-TERM INVESTMENTS (Cost: $119,627)		119,627

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $338,237,514)	$330,797,993
Other Assets, Less Liabilities — 0.03%	91,534

NET ASSETS —100.00%	$330,889,527

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%
AIRLINES — 6.46%
Aer Lingus Group PLC[a]	155,960	$175,247
Ryanair Holdings PLC SP ADR[a]	9,878	331,111

		506,358
BANKS — 5.47%
Bank of Ireland[a]	2,376,080	429,095

		429,095
BEVERAGES — 4.66%
C&C Group PLC	74,627	365,871

		365,871
BUILDING MATERIALS — 26.86%
CRH PLC	80,913	1,736,126
Kingspan Group PLC	34,237	370,971

		2,107,097
DISTRIBUTION & WHOLESALE — 4.54%
DCC PLC	13,825	356,466

		356,466
ENTERTAINMENT — 4.70%
Paddy Power PLC	6,167	368,509

		368,509
FOOD — 19.11%
Fyffes PLC	228,067	125,085
Glanbia PLC	43,799	328,104
Greencore Group PLC	208,607	233,267
Kerry Group PLC Class A	15,246	652,626
Total Produce PLC	260,253	159,448

		1,498,530
FOREST PRODUCTS & PAPER — 4.64%
Smurfit Kappa Group PLC[a]	35,553	363,876

		363,876
INSURANCE — 2.66%
FBD Holdings PLC	18,186	208,364

		208,364
MEDIA — 1.59%
Independent News & Media PLC[a]	347,431	124,555

		124,555

Security	Shares	Value

PHARMACEUTICALS — 12.49%
Elan Corp. PLC[a]	55,265	$692,705
United Drug PLC	94,885	286,857

		979,562
RETAIL — 4.09%
Grafton Group PLC	70,105	320,726

		320,726
TRANSPORTATION — 2.66%
Irish Continental Group PLC	10,136	208,807

		208,807

TOTAL COMMON STOCKS
(Cost: $6,814,667)		7,837,816

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	361	361

		361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $361)		361

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $6,815,028)		7,838,177
Other Assets, Less Liabilities — 0.07%		5,518

NET ASSETS — 100.00%		$7,843,695

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.76%
AGRICULTURE — 0.62%
PGG Wrightson Ltd.[a]	1,917,100	$646,600

		646,600
AIRLINES — 1.41%
Air New Zealand Ltd.	2,031,015	1,481,358

		1,481,358
BUILDING MATERIALS — 15.69%
Fletcher Building Ltd.	2,980,524	16,436,187

		16,436,187
CHEMICALS — 2.11%
Nuplex Industries Ltd.	1,022,097	2,206,291

		2,206,291
ELECTRIC — 12.03%
Contact Energy Ltd.[a]	1,253,454	5,104,888
Infratil Ltd.	2,505,735	3,908,747
Vector Ltd.	1,632,678	3,593,120

		12,606,755
ENGINEERING & CONSTRUCTION — 6.63%
Auckland International Airport Ltd.	3,423,711	6,942,931

		6,942,931
HEALTH CARE — PRODUCTS — 4.37%
Fisher & Paykel Healthcare Corp. Ltd.	2,539,338	4,582,104

		4,582,104
HEALTH CARE — SERVICES — 3.81%
Ryman Healthcare Ltd.	1,651,308	3,996,140

		3,996,140
HOME FURNISHINGS — 0.96%
Fisher & Paykel Appliances Holdings Ltd.[a]	2,935,812	1,002,568

		1,002,568
INSURANCE — 1.45%
Tower Ltd.	1,161,201	1,517,644

		1,517,644
LODGING — 6.27%
SKYCITY Entertainment Group Ltd.	2,071,587	6,567,827

		6,567,827
MEDIA — 4.22%
Sky Network Television Ltd.	1,048,731	4,421,451

		4,421,451

Security	Shares	Value

OIL & GAS — 1.18%
New Zealand Oil & Gas Ltd.	1,988,856	$1,240,983

		1,240,983
REAL ESTATE — 3.69%
AMP NZ Office Trust	5,274,843	3,869,541

		3,869,541
REAL ESTATE INVESTMENT TRUSTS — 7.53%
Goodman Property Trust	4,866,432	4,103,376
Kiwi Income Property Trust	4,426,971	3,788,815

		7,892,191
RETAIL — 1.52%
Warehouse Group Ltd. (The)	746,028	1,591,499

		1,591,499
TELECOMMUNICATIONS — 19.70%
Chorus Ltd.[a]	1,931,404	5,309,106
Telecom Corp. of New Zealand Ltd.	8,495,556	15,329,792

		20,638,898
TRANSPORTATION — 6.57%
Freightways Ltd.	919,494	3,015,985
Mainfreight Ltd.	481,275	3,871,439

		6,887,424

TOTAL COMMON STOCKS
(Cost: $100,399,039)		104,528,392

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	99,718	99,718

		99,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,718)		99,718

TOTAL INVESTMENTS IN SECURITIES — 99.86% (Cost: $100,498,757)		104,628,110
Other Assets, Less Liabilities — 0.14%		147,537

NET ASSETS — 100.00%		$104,775,647

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.95%

AIRLINES — 0.48%
Norwegian Air Shuttle ASa	980	$14,195

		14,195
BANKS — 7.83%
DNB ASA	16,340	210,948
SpareBank 1 SMN	2,837	20,929

		231,877
CHEMICALS — 4.40%
Yara International ASA	2,640	130,201

		130,201
ENGINEERING & CONSTRUCTION — 3.09%
Aker Solutions ASA	4,237	73,911
Kvaerner ASA[a]	6,145	17,469

		91,380
ENVIRONMENTAL CONTROL — 1.31%
Tomra Systems ASA	4,625	38,696

		38,696
FOOD — 3.23%
Austevoll Seafood ASA	3,499	15,299
Bakkafrost P/F	1,249	8,967
Cermaq ASA[a]	1,683	23,786
Leroey Seafood Group ASA	814	13,694
Marine Harvest ASA	62,704	33,847

		95,593
HOLDING COMPANIES — DIVERSIFIED — 0.99%
Aker ASA Class A	885	29,300

		29,300
INSURANCE — 3.36%
Gjensidige Forsikring ASA	4,852	58,405
Storebrand ASA	8,524	41,088

		99,493
INTERNET — 0.97%
Atea ASA	2,400	28,717

		28,717
MANUFACTURING — 4.29%
Orkla ASA	15,188	127,019

		127,019

Security	Shares	Value

MEDIA — 2.21%
Schibsted ASA	1,981	$65,407

		65,407
MINING — 4.27%
Norsk Hydro ASA	20,926	126,510

		126,510
OIL & GAS — 33.27%
Det norske oljeselskap ASA[a]	2,686	43,375
DNO International ASA[a]	22,291	41,993
Northern Offshore Ltd.	5,794	14,230
Norwegian Energy Co. ASA[a]	9,349	11,960
Panoro Energy ASA[a]	11,838	10,416
Seadrill Ltd.	5,378	224,206
Sevan Drilling ASa	12,037	16,439
Statoil ASA	21,625	622,554

		985,173
OIL & GAS SERVICES — 15.07%
BW Offshore Ltd.	12,504	18,449
Electromagnetic GeoServices ASa	4,553	17,040
Fred Olsen Energy ASA	948	40,085
Petroleum Geo-Services ASA[a]	5,184	79,470
Polarcus Ltd.[a]	21,396	21,944
Prosafe SE	6,069	53,507
Seawell Ltd.[a]	539	1,493
Subsea 7 SAa	5,802	140,202
TGS-NOPEC Geophysical Co. ASA	2,550	74,099

		446,289
PHARMACEUTICALS — 1.35%
Algeta ASA[a]	1,002	27,602
Pronova Biopharma ASA[a]	8,410	12,318

		39,920
REAL ESTATE — 0.78%
Norwegian Property ASA	15,517	23,145

		23,145
RETAIL — 0.09%
Statoil Fuel & Retail ASA[a]	407	2,673

		2,673
SEMICONDUCTORS — 1.05%
Nordic Semiconductor ASA	5,299	17,734
Renewable Energy Corp. ASA[a]	17,895	13,304

		31,038

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

SOFTWARE — 0.66%
Opera Software ASA	3,071	$19,616

		19,616
TELECOMMUNICATIONS — 8.40%
Eltek ASA[a]	17,769	13,172
Telenor ASA	12,679	235,660

		248,832
TRANSPORTATION — 2.85%
Dockwise Ltd.[a]	713	14,946
Frontline Ltd.	2,692	14,918
Hurtigruten ASA[a]	15,297	8,973
Songa Offshore SEa	4,901	20,194
Stolt-Nielsen Ltd.	1,095	25,514

		84,545

TOTAL COMMON STOCKS
(Cost: $2,584,125)		2,959,619

RIGHTS — 0.00%

PHARMACEUTICALS — 0.00%
Algeta ASA[a]	47	85

		85

TOTAL RIGHTS
(Cost: $0)		85

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	2,199	2,199

		2,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,199)		2,199

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $2,586,324)		2,961,903
Other Assets, Less Liabilities — (0.03)%		(757)

NET ASSETS — 100.00%		$2,961,146

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

AIRLINES — 0.98%
Cebu Air Inc.	630,720	$975,842

		975,842
BANKS — 13.15%
Bank of the Philippine Islands	2,101,315	3,278,160
BDO Unibank Inc.	2,696,176	4,130,500
Metropolitan Bank & Trust Co.	1,247,143	2,362,731
Philippine National Bank[a]	585,693	935,629
Rizal Commercial Banking Corp.	674,888	604,566
Security Bank Corp.	596,865	1,800,856

		13,112,442
COMMERCIAL SERVICES — 3.17%
International Container Terminal Services Inc.	2,292,400	3,163,410

		3,163,410
ELECTRIC — 14.08%
Aboitiz Power Corp.	5,435,315	4,068,064
Energy Development Corp.	22,146,820	2,823,066
First Gen Corp.[a]	3,469,437	1,087,369
First Philippine Holdings Corp.	646,699	930,986
Manila Electric Co.	832,704	5,133,921

		14,043,406
ENTERTAINMENT — 0.49%
PhilWeb Corp.	1,301,357	488,827

		488,827
FOOD — 3.03%
Universal Robina Corp.	2,442,600	3,027,898

		3,027,898
HOLDING COMPANIES — DIVERSIFIED — 18.17%
Aboitiz Equity Ventures Inc.	5,711,100	6,371,640
Alliance Global Group Inc.	12,137,139	3,247,547
Ayala Corp.	512,478	4,806,542
San Miguel Corp.	1,399,397	3,698,558

		18,124,287
MEDIA — 0.64%
Lopez Holdings Corp.	5,404,850	638,393

		638,393

Security	Shares	Value

MINING — 2.16%
Atlas Consolidated Mining & Development Corp.[a]	2,108,931	$932,261
Lepanto Consolidated Mining Co. Class Ba	17,882,925	681,772
Nickel Asia Corp.	987,200	541,453

		2,155,486
REAL ESTATE — 20.84%
Ayala Land Inc.	15,405,240	7,386,444
Belle Corp.[a]	12,417,567	1,318,577
Filinvest Land Inc.	28,588,590	822,453
Global-Estate Resorts Inc.[a]	6,150,677	299,226
Megaworld Corp.	30,188,540	1,242,705
Robinsons Land Corp.	4,840,410	1,788,761
SM Development Corp.	4,968,986	850,730
SM Prime Holdings Inc.	16,435,485	6,288,961
Vista Land & Lifescapes Inc.	8,793,000	789,735

		20,787,592
RETAIL — 10.93%
Jollibee Foods Corp.	1,223,853	2,805,229
SM Investments Corp.	543,232	8,099,881

		10,905,110
TELECOMMUNICATIONS — 11.16%
Globe Telecom Inc.	98,015	2,659,278
Philippine Long Distance Telephone Co.	126,692	8,468,851

		11,128,129
WATER — 1.08%
Manila Water Co. Inc.	2,074,429	1,081,973

		1,081,973

TOTAL COMMON STOCKS (Cost: $90,218,605)		99,632,795

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	77,455	77,455

		77,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,455)		77,455

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

February 29, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $90,296,060)	$99,710,250
Other Assets, Less Liabilities — 0.04%	37,123

NET ASSETS — 100.00%	$99,747,373

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

AGRICULTURE — 2.00%
Kernel Holding SAa	117,601	$2,784,587

		2,784,587
BANKS — 27.18%
Bank Gospodarki Zywnosciowej SAa	20,698	336,602
Bank Handlowy w Warszawie SA	85,280	2,139,940
Bank Millennium SA	1,114,575	1,576,947
Bank Pekao SA	264,915	13,303,695
BRE Bank SAa	36,360	3,565,575
Get Bank SAa	2,216,839	1,297,852
Powszechna Kasa Oszczednosci Bank Polski SA	1,405,081	15,538,129

		37,758,740
BIOTECHNOLOGY — 0.23%
Bioton SAa	9,786,114	318,294

		318,294
BUILDING MATERIALS — 0.34%
Rovese SAa	207,700	366,821
Rovese SA Series Ha	59,875	104,967

		471,788
CHEMICALS — 3.88%
Boryszew SAa,b	2,418,631	629,329
Ciech SAa	79,385	472,507
Synthos SA	1,503,811	2,543,402
Zaklady Azotowe Pulawy SA	21,000	613,017
Zaklady Azotowe w Tarnowie-Moscicach SAa	74,866	767,032
Zaklady Chemiczne Police SAa	103,872	368,251

		5,393,538
COAL — 4.97%
Jastrzebska Spolka Weglowa SAa	96,502	3,258,008
Lubelski Wegiel Bogdanka SAb	86,914	3,646,682

		6,904,690
COMMERCIAL SERVICES — 0.47%
KRUK SAa	42,434	650,060

		650,060
COMPUTERS — 2.02%
Asseco Poland SA	160,271	2,799,289

		2,799,289

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.80%
Warsaw Stock Exchange	81,167	$1,105,881

		1,105,881
ELECTRIC — 11.89%
ENEA SA	310,366	1,684,802
Polska Grupa Energetyczna SA	1,620,780	10,464,127
Tauron Polska Energia SA	2,633,611	4,368,580

		16,517,509
ENGINEERING & CONSTRUCTION — 1.67%
Budimex SA	35,869	1,003,312
PBG SA	24,045	501,695
Polimex-Mostostal SAb	1,184,611	685,826
Trakcja-Tiltra SAa	308,115	133,286

		2,324,119
FOOD — 1.33%
Eurocash SAb	177,138	1,843,081

		1,843,081
HEALTH CARE — PRODUCTS — 0.22%
PZ Cormay SAa	64,995	308,639

		308,639
HOLDING COMPANIES — DIVERSIFIED — 0.52%
Getin Holding SAa	946,581	723,509

		723,509
INSURANCE — 9.92%
Powszechny Zaklad Ubezpieczen SA	126,526	13,782,036

		13,782,036
IRON & STEEL — 0.36%
Alchemia SAa	248,046	496,971

		496,971
MACHINERY — 0.30%
Rafako SA	119,805	420,840

		420,840
MANUFACTURING — 0.52%
Kopex SAa	90,137	727,651

		727,651
MEDIA — 3.14%
Agora SAb	125,790	470,503
Cyfrowy Polsat SAa	549,808	2,539,322
TVN SA	384,615	1,356,045

		4,365,870

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

February 29, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.25%
Impexmetal SAb	259,263	$345,735

		345,735
MINING —10.87%
KGHM Polska Miedz SA	315,090	15,095,789

		15,095,789
OIL & GAS — 9.72%
Grupa Lotos SAa	169,471	1,543,376
Polski Koncern Naftowy Orlen SAa	575,702	6,651,034
Polskie Gornictwo Naftowe i Gazownictwo SAb	4,487,070	5,312,301

		13,506,711
REAL ESTATE — 1.13%
Globe Trade Centre SAa	393,605	1,121,458
JW Construction Holding SAa	60,909	156,307
LC Corp. SAa	719,147	287,701

		1,565,466
RETAIL — 0.24%
NFI Empik Media & Fashion SA	103,005	328,324

		328,324
TELECOMMUNICATIONS — 5.93%
Netia SAa	837,488	1,612,570
Telekomunikacja Polska SA	1,198,054	6,620,461

		8,233,031

TOTAL COMMON STOCKS
(Cost: $181,705,395)		138,772,148

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	2,381,772	2,381,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	176,149	176,149
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	118,663	118,663

		2,676,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,676,584)		2,676,584

Value

TOTAL INVESTMENTS IN SECURITIES — 101.82%
(Cost: $184,381,979)	$141,448,732
Other Assets, Less Liabilities — (1.82)%	(2,534,948)

NET ASSETS — 100.00%	$138,913,784

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2012

	iShares MSCI All Peru Capped Index Fund	iShares MSCI China Index Fund	iShares MSCI Denmark Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$518,062,806	$315,951,340	$2,625,142
Affiliated (Note 2)	538,755	490,812	12,120

Total cost of investments	$518,601,561	$316,442,152	$2,637,262

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$495,184,415	$337,876,796	$2,961,332
Affiliated (Note 2)	538,755	490,812	12,120

Total fair value of investments	495,723,170	338,367,608	2,973,452
Foreign currencies, at value[b]	39,128	219,656	—
Receivables:
Investment securities sold	3,054,636	—	93,241
Dividends and interest	13,981	4	1

Total Assets	498,830,915	338,587,268	3,066,694

LIABILITIES
Payables:
Investment securities purchased	2,822,918	286,235	93,567
Collateral for securities on loan (Note 5)	—	—	9,850
Capital shares redeemed	5,971	—	—
Foreign taxes (Note 1)	4	—	—
Investment advisory fees (Note 2)	200,156	138,416	1,198

Total Liabilities	3,029,049	424,651	104,615

NET ASSETS	$495,801,866	$338,162,617	$2,962,079

Net assets consist of:
Paid-in capital	$537,994,750	$317,459,014	$2,612,350
Distributions in excess of net investment income or accumulated net investment loss	(1,141,746)	(194,843)	(1,427)
Undistributed net realized gain (accumulated net realized loss)	(18,173,689)	(1,027,010)	14,966
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(22,877,449)	21,925,456	336,190

NET ASSETS	$495,801,866	$338,162,617	$2,962,079

Shares outstanding[c]	11,200,000	7,200,000	100,000

Net asset value per share	$44.27	$46.97	$29.62

[a]	Securities on loan with values of $ —, $ — and $9,373, respectively. See Note 5.
[b]	Cost of foreign currencies: $38,286, $219,661 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2012

	iShares MSCI Emerging Markets Latin America Index Fund	iShares MSCI Finland Capped Investable Market Index Fund	iShares MSCI Indonesia Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,345,280	$2,564,867	$338,117,887
Affiliated (Note 2)	4,512	2,275	119,627

Total cost of investments	$5,349,792	$2,567,142	$338,237,514

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,730,438	$2,776,372	$330,678,366
Affiliated (Note 2)	4,512	2,275	119,627

Total fair value of investments	5,734,950	2,778,647	330,797,993
Foreign currencies, at value[a]	2,107	—	46,693
Receivables:
Investment securities sold	—	49,908	279,267
Due from custodian (Note 4)	—	—	3,294,691
Dividends and interest	3,183	—	167

Total Assets	5,740,240	2,828,555	334,418,811

LIABILITIES
Payables:
Investment securities purchased	—	49,905	3,346,665
Securities related to in-kind transactions (Note 4)	—	—	20,995
Investment advisory fees (Note 2)	2,205	1,144	161,624

Total Liabilities	2,205	51,049	3,529,284

NET ASSETS	$5,738,035	$2,777,506	$330,889,527

Net assets consist of:
Paid-in capital	$5,350,466	$2,562,603	$342,382,013
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	2,576	(1,369)	(1,064,197)
Undistributed net realized gain (accumulated net realized loss)	(152)	4,767	(2,989,170)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	385,145	211,505	(7,439,119)

NET ASSETS	$5,738,035	$2,777,506	$330,889,527

Shares outstanding[b]	100,000	100,000	10,850,000

Net asset value per share	$57.38	$27.78	$30.50

[a]	Cost of foreign currencies: $2,112, $ — and $46,871, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2012

	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI New Zealand Investable Market Index Fund	iShares MSCI Norway Capped Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,814,667	$100,399,039	$2,584,125
Affiliated (Note 2)	361	99,718	2,199

Total cost of investments	$6,815,028	$100,498,757	$2,586,324

Investments in securities, at fair value (Note 1):
Unaffiliated	$7,837,816	$104,528,392	$2,959,704
Affiliated (Note 2)	361	99,718	2,199

Total fair value of investments	7,838,177	104,628,110	2,961,903
Foreign currencies, at value[a]	13,776	36,764	—
Receivables:
Investment securities sold	438,070	—	15,758
Due from custodian (Note 4)	—	235,715	—
Dividends	6,222	153,313	198

Total Assets	8,296,245	105,053,902	2,977,859

LIABILITIES
Payables:
Investment securities purchased	449,413	235,715	15,542
Investment advisory fees (Note 2)	3,137	42,540	1,171

Total Liabilities	452,550	278,255	16,713

NET ASSETS	$7,843,695	$104,775,647	$2,961,146

Net assets consist of:
Paid-in capital	$7,343,406	$103,109,902	$2,593,668
Distributions in excess of net investment income or accumulated net investment loss	(27,106)	(1,563,989)	(1,275)
Accumulated net realized loss	(496,219)	(900,376)	(6,826)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,023,614	4,130,110	375,579

NET ASSETS	$7,843,695	$104,775,647	$2,961,146

Shares outstanding[b]	350,000	3,450,000	100,000

Net asset value per share	$22.41	$30.37	$29.61

[a]	Cost of foreign currencies: $13,511, $36,445 and $ —, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2012

	iShares MSCI Philippines Investable Market Index Fund	iShares MSCI Poland Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$90,218,605	$181,705,395
Affiliated (Note 2)	77,455	2,676,584

Total cost of investments	$90,296,060	$184,381,979

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$99,632,795	$138,772,148
Affiliated (Note 2)	77,455	2,676,584

Total fair value of investments	99,710,250	141,448,732
Foreign currencies, at value[b]	87,308	33,801
Receivables:
Investment securities sold	276,805	3,236,216
Due from custodian (Note 4)	—	19,669
Dividends and interest	80,367	68,760
Capital shares sold	—	30,256

Total Assets	100,154,730	144,837,434

LIABILITIES
Payables:
Investment securities purchased	339,434	3,304,990
Collateral for securities on loan (Note 5)	—	2,557,921
Capital shares redeemed	18,699	—
Investment advisory fees (Note 2)	49,224	60,739

Total Liabilities	407,357	5,923,650

NET ASSETS	$99,747,373	$138,913,784

Net assets consist of:
Paid-in capital	$90,219,764	$201,036,802
Undistributed net investment income (accumulated net investment loss)	(16,543)	24,617
Undistributed net realized gain (accumulated net realized loss)	127,978	(19,209,349)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	9,416,174	(42,938,286)

NET ASSETS	$99,747,373	$138,913,784

Shares outstanding[c]	3,650,000	5,250,000

Net asset value per share	$27.33	$26.46

[a]	Securities on loan with values of $ — and $2,387,010, respectively. See Note 5.
[b]	Cost of foreign currencies: $85,217 and $31,905, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2012

	iShares MSCI All Peru Capped Index Fund	iShares MSCI China Index Fund	iShares MSCI Denmark Capped Investable Market Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$2,454,326	$307,011	$—
Interest — affiliated (Note 2)	203	20	—
Securities lending income — affiliated (Note 2)	—	—	1

	2,454,529	307,031	1
Less: Other foreign taxes (Note 1)	(2,255)	—	—

Total investment income	2,452,274	307,031	1

EXPENSES
Investment advisory fees (Note 2)	1,312,566	301,786	1,428

Total expenses	1,312,566	301,786	1,428
Less investment advisory fees waived (Note 2)	(206,189)	—	—

Net expenses	1,106,377	301,786	1,428

Net investment income (loss)	1,345,897	5,245	(1,427)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,336,553)	(856,041)	14,966
In-kind redemptions — unaffiliated	(2,322,517)	—	—
Foreign currency transactions	(35,112)	385	—

Net realized gain (loss)	(11,694,182)	(855,656)	14,966

Net change in unrealized appreciation/depreciation on:
Investments	35,585,469	25,283,126	336,190
Translation of assets and liabilities in foreign currencies	(6,755)	(70)	—

Net change in unrealized appreciation/depreciation	35,578,714	25,283,056	336,190

Net realized and unrealized gain	23,884,532	24,427,400	351,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,230,429	$24,432,645	$349,729

[a]	For the period from January 25, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $52,745, $23,522 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2012

	iShares MSCI Emerging Markets Latin America Index Fund[a]	iShares MSCI Finland Capped Investable Market Index Fund[b]	iShares MSCI Indonesia Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$5,724	$—	$904,501
Interest — affiliated (Note 2)	—	—	40

Total investment income	5,724	—	904,541

EXPENSES
Investment advisory fees (Note 2)	4,368	1,369	898,691

Total expenses	4,368	1,369	898,691
Less investment advisory fees waived (Note 2)	(1,220)	—	—

Net expenses	3,148	1,369	898,691

Net investment income (loss)	2,576	(1,369)	5,850

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	4,767	(2,853,782)
In-kind redemptions — unaffiliated	—	—	2,532,671
Foreign currency transactions	(152)	—	(51,727)

Net realized gain (loss)	(152)	4,767	(372,838)

Net change in unrealized appreciation/depreciation on:
Investments	385,158	211,505	(9,195,936)
Translation of assets and liabilities in foreign currencies	(13)	—	327

Net change in unrealized appreciation/depreciation	385,145	211,505	(9,195,609)

Net realized and unrealized gain (loss)	384,993	216,272	(9,568,447)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$387,569	$214,903	$(9,562,597)

[a]	For the period from January 18, 2012 (commencement of operations) to February 29, 2012.
[b]	For the period from January 25, 2012 (commencement of operations) to February 29, 2012.
[c]	Net of foreign withholding tax of $357, $ — and $226,126, respectively.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2012

	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI New Zealand Investable Market Index Fund	iShares MSCI Norway Capped Investable Market Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$30,330	$2,591,587	$173
Interest — affiliated (Note 2)	1	50	—
Securities lending income — affiliated (Note 2)	—	—	24

Total investment income	30,331	2,591,637	197

EXPENSES
Investment advisory fees (Note 2)	17,406	284,174	1,472

Total expenses	17,406	284,174	1,472

Net investment income (loss)	12,925	2,307,463	(1,275)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(123,731)	(1,546,381)	(6,826)
In-kind redemptions — unaffiliated	231,649	3,126,538	—
Foreign currency transactions	(1,570)	(51,343)	—

Net realized gain (loss)	106,348	1,528,814	(6,826)

Net change in unrealized appreciation/depreciation on:
Investments	1,156,522	(8,227,150)	375,579
Translation of assets and liabilities in foreign currencies	498	412	—

Net change in unrealized appreciation/depreciation	1,157,020	(8,226,738)	375,579

Net realized and unrealized gain (loss)	1,263,368	(6,697,924)	368,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,276,293	$(4,390,461)	$367,478

[a]	For the period from January 23, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $242, $405,363 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2012

	iShares MSCI Philippines Investable Market Index Fund	iShares MSCI Poland Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$230,356	$1,149,736
Interest — affiliated (Note 2)	8	44
Securities lending income — affiliated (Note 2)	—	27,732

Total investment income	230,364	1,177,512

EXPENSES
Investment advisory fees (Note 2)	246,907	370,342

Total expenses	246,907	370,342

Net investment income (loss)	(16,543)	807,170

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,393,324)	(8,096,147)
In-kind redemptions — unaffiliated	2,379,888	(5,782,868)
Foreign currency transactions	22,746	(118,524)

Net realized gain (loss)	1,009,310	(13,997,539)

Net change in unrealized appreciation/depreciation on:
Investments	7,824,791	(4,923,335)
Translation of assets and liabilities in foreign currencies	(318)	9,313

Net change in unrealized appreciation/depreciation	7,824,473	(4,914,022)

Net realized and unrealized gain (loss)	8,833,783	(18,911,561)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,817,240	$(18,104,391)

[a]	Net of foreign withholding tax of $98,724 and $201,739, respectively.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped Index Fund		iShares MSCI China Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Period from March 29, 2011[a] to August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,345,897	$11,172,796	$5,245	$562,142
Net realized gain (loss)	(11,694,182)	85,217,242	(855,656)	(1,034,618)
Net change in unrealized appreciation/depreciation	35,578,714	(82,654,846)	25,283,056	(3,357,600)

Net increase (decrease) in net assets resulting from operations	25,230,429	13,735,192	24,432,645	(3,830,076)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,940,719)	(10,033,685)	(200,088)	(562,142)
Return of capital	—	—	—	(10,005)

Total distributions to shareholders	(3,940,719)	(10,033,685)	(200,088)	(572,147)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,634,832	789,161,929	291,678,254	40,812,874
Cost of shares redeemed	(64,213,913)	(556,588,515)	—	(14,158,845)

Net increase in net assets from capital share transactions	2,420,919	232,573,414	291,678,254	26,654,029

INCREASE IN NET ASSETS	23,710,629	236,274,921	315,910,811	22,251,806

NET ASSETS
Beginning of period	472,091,237	235,816,316	22,251,806	—

End of period	$495,801,866	$472,091,237	$338,162,617	$22,251,806

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,141,746)	$1,453,076	$(194,843)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	17,550,000	6,700,000	800,000
Shares redeemed	(1,650,000)	(12,850,000)	—	(300,000)

Net increase in shares outstanding	—	4,700,000	6,700,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Denmark Capped Investable Market Index Fund	iShares MSCI Emerging Markets Latin America Index Fund
	Period from January 25, 2012[a] to February 29, 2012 (Unaudited)	Period from January 18, 2012[a] to February 29,2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,427)	$2,576
Net realized gain (loss)	14,966	(152)
Net change in unrealized appreciation/depreciation	336,190	385,145

Net increase in net assets resulting from operations	349,729	387,569

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,612,350	5,350,466

Net increase in net assets from capital share transactions	2,612,350	5,350,466

INCREASE IN NET ASSETS	2,962,079	5,738,035

NET ASSETS
Beginning of period	—	—

End of period	$2,962,079	$5,738,035

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(1,427)	$2,576

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Finland Capped Investable Market Index Fund	iShares MSCI Indonesia Investable Market Index Fund
	Period from January 25, 2012[a] to February 29, 2012 (Unaudited)	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,369)	$5,850	$2,508,669
Net realized gain (loss)	4,767	(372,838)	4,295,551
Net change in unrealized appreciation/depreciation	211,505	(9,195,609)	1,631,118

Net increase (decrease) in net assets resulting from operations	214,903	(9,562,597)	8,435,338

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,770,469)	(1,866,358)

Total distributions to shareholders	—	(1,770,469)	(1,866,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,562,603	118,992,869	488,712,095
Cost of shares redeemed	—	(42,366,414)	(240,974,686)

Net increase in net assets from capital share transactions	2,562,603	76,626,455	247,737,409

INCREASE IN NET ASSETS	2,777,506	65,293,389	254,306,389

NET ASSETS
Beginning of period	—	265,596,138	11,289,749

End of period	$2,777,506	$330,889,527	$265,596,138

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(1,369)	$(1,064,197)	$700,422

SHARES ISSUED AND REDEEMED
Shares sold	100,000	3,900,000	16,650,000
Shares redeemed	—	(1,500,000)	(8,650,000)

Net increase in shares outstanding	100,000	2,400,000	8,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped Investable Market Index Fund		iShares MSCI New Zealand Investable Market Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011	Six months ended February 29, 2012 (Unaudited)	Period from September 1, 2010[a] to August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,925	$109,016	$2,307,463	$3,873,400
Net realized gain (loss)	106,348	(163,725)	1,528,814	246,250
Net change in unrealized appreciation/depreciation	1,157,020	352,712	(8,226,738)	12,356,848

Net increase (decrease) in net assets resulting from operations	1,276,293	298,003	(4,390,461)	16,476,498

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,858)	(121,246)	(4,880,577)	(2,903,939)

Total distributions to shareholders	(45,858)	(121,246)	(4,880,577)	(2,903,939)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,825,458	3,992,961	8,973,268	138,917,304
Cost of shares redeemed	(1,041,792)	(2,167,633)	(29,420,785)	(17,995,661)

Net increase (decrease) in net assets from capital share transactions	1,783,666	1,825,328	(20,447,517)	120,921,643

INCREASE (DECREASE) IN NET ASSETS	3,014,101	2,002,085	(29,718,555)	134,494,202

NET ASSETS
Beginning of period	4,829,594	2,827,509	134,494,202	—

End of period	$7,843,695	$4,829,594	$104,775,647	$134,494,202

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(27,106)	$5,827	$(1,563,989)	$1,009,125

SHARES ISSUED AND REDEEMED
Shares sold	150,000	200,000	300,000	4,750,000
Shares redeemed	(50,000)	(100,000)	(1,000,000)	(600,000)

Net increase (decrease) in shares outstanding	100,000	100,000	(700,000)	4,150,000

[a]	Commencement of operations.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Norway Capped Investable Market Index Fund	iShares MSCI Philippines Investable Market Index Fund
	Period from January 23, 2012[a] to February 29, 2012 (Unaudited)	Six months ended February 29, 2012 (Unaudited)	Period from September 28, 2010[a] to August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,275)	$(16,543)	$652,805
Net realized gain (loss)	(6,826)	1,009,310	(445,653)
Net change in unrealized appreciation/depreciation	375,579	7,824,473	1,591,701

Net increase in net assets resulting from operations	367,478	8,817,240	1,798,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(286,775)	(366,252)

Total distributions to shareholders	—	(286,775)	(366,252)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,593,668	34,960,659	88,801,613
Cost of shares redeemed	—	(29,103,530)	(4,874,435)

Net increase in net assets from capital share transactions	2,593,668	5,857,129	83,927,178

INCREASE IN NET ASSETS	2,961,146	14,387,594	85,359,779

NET ASSETS
Beginning of period	—	85,359,779	—

End of period	$2,961,146	$99,747,373	$85,359,779

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(1,275)	$(16,543)	$286,775

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,400,000	3,650,000
Shares redeemed	—	(1,200,000)	(200,000)

Net increase in shares outstanding	100,000	200,000	3,450,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Poland Investable Market Index Fund
	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$807,170	$6,596,704
Net realized gain (loss)	(13,997,539)	408,014
Net change in unrealized appreciation/depreciation	(4,914,022)	(41,896,898)

Net decrease in net assets resulting from operations	(18,104,391)	(34,892,180)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,858,837)	(2,614,315)

Total distributions to shareholders	(4,858,837)	(2,614,315)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,558,800	263,604,515
Cost of shares redeemed	(21,955,442)	(120,000,716)

Net increase (decrease) in net assets from capital share transactions	(3,396,642)	143,603,799

INCREASE (DECREASE) IN NET ASSETS	(26,359,870)	106,097,304

NET ASSETS
Beginning of period	165,273,654	59,176,350

End of period	$138,913,784	$165,273,654

Undistributed net investment income included in net assets at end of period	$24,617	$4,076,284

SHARES ISSUED AND REDEEMED
Shares sold	750,000	7,200,000
Shares redeemed	(900,000)	(3,950,000)

Net increase (decrease) in shares outstanding	(150,000)	3,250,000

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Period from Jun. 19, 2009[a] to Aug. 31, 2009
Net asset value, beginning of period	$42.15	$36.28	$28.30	$25.20

Income from investment operations:
Net investment income (loss)[b]	0.12	1.02	0.97	(0.00)[c]
Net realized and unrealized gain[d]	2.36	5.79	7.78	3.10

Total from investment operations	2.48	6.81	8.75	3.10

Less distributions from:
Net investment income	(0.36)	(0.94)	(0.77)	—
Net realized gain	—	—	(0.00)[c,e]	—

Total distributions	(0.36)	(0.94)	(0.77)	—

Net asset value, end of period	$44.27	$42.15	$36.28	$28.30

Total return	5.99%[f]	18.68%	31.36%	12.18%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$495,802	$472,091	$235,816	$70,751
Ratio of expenses to average net assets[g,h]	0.51%	0.51%	0.52%	0.54%
Ratio of expenses to average net assets prior to waived fees[g,h]	0.61%	0.59%	0.62%	0.66%
Ratio of net investment income (loss) to average net assets[g]	0.62%	2.29%	2.91%	(0.02)%
Portfolio turnover rate[i]	8%	9%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Period from Mar. 29, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$44.50	$50.30

Income from investment operations:
Net investment income[b]	0.00 [c]	0.89
Net realized and unrealized gain (loss)[d]	2.57	(5.74)

Total from investment operations	2.57	(4.85)

Less distributions from:
Net investment income	(0.10)	(0.93)
Return of capital	—	(0.02)

Total distributions	(0.10)	(0.95)

Net asset value, end of period	$46.97	$44.50

Total return	5.78%[e]	(9.75)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$338,163	$22,252
Ratio of expenses to average net assets[f]	0.60%	0.58%
Ratio of net investment income to average net assets[f]	0.01%	4.23%
Portfolio turnover rate[g]	1%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Denmark Capped Investable Market Index Fund

Period from Jan. 25, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$26.12

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain[c]	3.51

Total from investment operations	3.50

Net asset value, end of period	$29.62

Total return	13.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,962
Ratio of expenses to average net assets[e]	0.53%
Ratio of net investment loss to average net assets[e]	(0.53)%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Latin America Index Fund

Period from Jan. 18, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$53.47

Income from investment operations:
Net investment income[b]	0.03
Net realized and unrealized gain[c]	3.88

Total from investment operations	3.91

Net asset value, end of period	$57.38

Total return	7.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,738
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	0.40%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Finland Capped Investable Market Index Fund

Period from Jan. 25, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.63

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain[c]	2.16

Total from investment operations	2.15

Net asset value, end of period	$27.78

Total return	8.35%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,778
Ratio of expenses to average net assets[e]	0.53%
Ratio of net investment loss to average net assets[e]	(0.53)%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$31.43	$25.09	$23.58

Income from investment operations:
Net investment income[b]	0.00 [c]	0.36	0.24
Net realized and unrealized gain (loss)[d]	(0.75)	6.23	1.35

Total from investment operations	(0.75)	6.59	1.59

Less distributions from:
Net investment income	(0.18)	(0.25)	(0.08)

Total distributions	(0.18)	(0.25)	(0.08)

Net asset value, end of period	$30.50	$31.43	$25.09

Total return	(2.36)%[e]	26.31%	6.75%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$330,890	$265,596	$11,290
Ratio of expenses to average net assets[f]	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[f]	0.00%[g]	1.21%	3.02%
Portfolio turnover rate[h]	3%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$19.32	$18.85	$22.77

Income from investment operations:
Net investment income[b]	0.04	0.52	0.01
Net realized and unrealized gain (loss)[c]	3.16	0.66	(3.90)

Total from investment operations	3.20	1.18	(3.89)

Less distributions from:
Net investment income	(0.11)	(0.71)	(0.03)

Total distributions	(0.11)	(0.71)	(0.03)

Net asset value, end of period	$22.41	$19.32	$18.85

Total return	16.70%[d]	6.03%	(17.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,844	$4,830	$2,828
Ratio of expenses to average net assets[e]	0.52%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	0.39%	2.47%	0.22%
Portfolio turnover rate[f]	12%	24%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI New Zealand Investable Market Index Fund

	Six months ended Feb. 29, 2012 (Unaudited)	Period from Sept. 1, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$32.41	$25.55

Income from investment operations:
Net investment income[b]	0.62	1.41
Net realized and unrealized gain (loss)[c]	(1.25)	6.49

Total from investment operations	(0.63)	7.90

Less distributions from:
Net investment income	(1.41)	(1.04)

Total distributions	(1.41)	(1.04)

Net asset value, end of period	$30.37	$32.41

Total return	(1.32)%[d]	31.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$104,776	$134,494
Ratio of expenses to average net assets[e]	0.52%	0.51%
Ratio of net investment income to average net assets[e]	4.26%	4.65%
Portfolio turnover rate[f]	3%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Norway Capped Investable Market Index Fund

Period from Jan. 23, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.94

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain[c]	3.68

Total from investment operations	3.67

Net asset value, end of period	$29.61

Total return	14.15%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,961
Ratio of expenses to average net assets[e]	0.53%
Ratio of net investment loss to average net assets[e]	(0.46)%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Philippines Investable Market Index Fund

	Six months ended Feb. 29, 2012 (Unaudited)	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$24.74	$24.85

Income from investment operations:
Net investment income (loss)[b]	(0.00)[c]	0.46
Net realized and unrealized gain (loss)[d]	2.69	(0.40)

Total from investment operations	2.69	0.06

Less distributions from:
Net investment income	(0.10)	(0.17)

Total distributions	(0.10)	(0.17)

Net asset value, end of period	$27.33	$24.74

Total return	10.88%[e]	0.29%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,747	$85,360
Ratio of expenses to average net assets[f]	0.60%	0.59%
Ratio of net investment income (loss) to average net assets[f]	(0.04)%	2.03%
Portfolio turnover rate[g]	13%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Investable Market Index Fund
	Six months ended Feb. 29, 2012 (Unaudited)	Year ended Aug. 31, 2011	Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$30.61	$27.52	$23.66

Income from investment operations:
Net investment income[b]	0.16	1.42	0.29
Net realized and unrealized gain (loss)[c]	(3.31)	2.10	3.74

Total from investment operations	(3.15)	3.52	4.03

Less distributions from:
Net investment income	(1.00)	(0.43)	(0.17)

Total distributions	(1.00)	(0.43)	(0.17)

Net asset value, end of period	$26.46	$30.61	$27.52

Total return	(9.58)%[d]	12.63%	17.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$138,914	$165,274	$59,176
Ratio of expenses to average net assets[e]	0.60%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	1.32%	4.08%	4.05%
Portfolio turnover rate[f]	7%	23%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Peru Capped	Non-diversified
China	Non-diversified
Denmark Capped Investable Market[a]	Non-diversified
Emerging Markets Latin America[b]	Non-diversified
Finland Capped Investable Market[a]	Non-diversified
Indonesia Investable Market	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Ireland Capped Investable Market	Non-diversified
New Zealand Investable Market	Non-diversified
Norway Capped Investable Market[c]	Non-diversified
Philippines Investable Market	Non-diversified
Poland Investable Market	Non-diversified

[a]	The Fund commenced operations on January 25, 2012.
[b]	The Fund commenced operations on January 18, 2012.
[c]	The Fund commenced operations on January 23, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

All Peru Capped
Assets:
Common Stocks	$495,184,415	$—	$—	$495,184,415
Short-Term Investments	538,755	—	—	538,755

	$495,723,170	$—	$—	$495,723,170

China
Assets:
Common Stocks	$337,876,796	$—	$—	$337,876,796
Short-Term Investments	490,812	—	—	490,812

	$338,367,608	$—	$—	$338,367,608

Denmark Capped Investable Market
Assets:
Common Stocks	$2,961,332	$—	$—	$2,961,332
Short-Term Investments	12,120	—	—	12,120

	$2,973,452	$—	$—	$2,973,452

Emerging Markets Latin America
Asset:
Common Stocks	$3,627,870	$—	$—	$3,627,870
Preferred Stocks	2,102,560	—	—	2,102,560
Rights	8	—	—	8
Short-Term Investments	4,512	—	—	4,512

	$5,734,950	$—	$—	$5,734,950

Finland Capped Investable Market
Assets:
Common Stocks	$2,776,372	$—	$—	$2,776,372
Short-Term Investments	2,275	—	—	2,275

	$2,778,647	$—	$—	$2,778,647

Indonesia Investable Market
Assets:
Common Stocks	$330,233,009	$445,357	$—	$330,678,366
Short-Term Investments	119,627	—	—	119,627

	$330,352,636	$445,357	$—	$330,797,993

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Ireland Capped Investable Market
Assets:
Common Stocks	$7,837,816	$—	$—	$7,837,816
Short-Term Investments	361	—	—	361

	$7,838,177	$—	$—	$7,838,177

New Zealand Investable Market
Assets:
Common Stocks	$104,528,392	$—	$—	$104,528,392
Short-Term Investments	99,718	—	—	99,718

	$104,628,110	$—	$—	$104,628,110

Norway Capped Investable Market
Assets:
Common Stocks	$2,959,619	$—	$—	$2,959,619
Rights	—	85	—	85
Short-Term Investments	2,199	—	—	2,199

	$2,961,818	$85	$—	$2,961,903

Philippines Investable Market
Assets:
Common Stocks	$99,632,795	$—	$—	$99,632,795
Short-Term Investments	77,455	—	—	77,455

	$99,710,250	$—	$—	$99,710,250

Poland Investable Market
Assets:
Common Stocks	$138,772,148	$—	$—	$138,772,148
Short-Term Investments	2,676,584	—	—	2,676,584

	$141,448,732	$—	$—	$141,448,732

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Ireland Capped Investable Market and iShares MSCI New Zealand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI China, iShares MSCI Indonesia Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI All Peru Capped Index Fund in the amount of $206,189.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Denmark Capped Investable Market	0.53%
Emerging Markets Latin America	0.68
Finland Capped Investable Market	0.53
Norway Capped Investable Market	0.53

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Latin America Index Fund through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the period ended February 29, 2012. In addition, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Norway Capped Investable Market	$13
Poland Investable Market	14,933

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares MSCI Emerging Markets Latin America Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Peru Capped	$34,328,796	$35,712,305
China	6,168,142	1,576,538
Denmark Capped Investable Market	93,567	93,241
Emerging Markets Latin America	3,964,940	—
Finland Capped Investable Market	49,905	49,909
Indonesia Investable Market	10,119,779	11,445,251
Ireland Capped Investable Market	827,640	839,034
New Zealand Investable Market	3,558,283	5,827,135
Norway Capped Investable Market	15,542	15,758
Philippines Investable Market	10,752,674	10,413,060
Poland Investable Market	9,423,633	12,223,748

In-kind transactions (see Note 4) for the six months ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Peru Capped	$66,258,986	$63,643,319
China	286,646,107	—
Denmark Capped Investable Market	2,609,850	—
Emerging Markets Latin America	1,380,357	—
Finland Capped Investable Market	2,560,103	—
Indonesia Investable Market	118,508,691	42,208,575
Ireland Capped Investable Market	2,814,166	1,039,995
New Zealand Investable Market	8,807,611	28,845,661
Norway Capped Investable Market	2,591,168	—
Philippines Investable Market	34,859,843	29,037,143
Poland Investable Market	18,399,002	21,739,238

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds had tax basis net capital loss carryforwards as of August 31, 2011, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2019	Total
All Peru Capped	$481,024	$481,024
Indonesia Investable Market	20,329	20,329
Ireland Capped Investable Market	68,256	68,256
Poland Investable Market	5	5

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 are not subject to expiration and must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$521,938,837	$23,308,244	$(49,523,911)	$(26,215,667)
China	316,514,841	23,083,939	(1,231,172)	21,852,767
Denmark Capped Investable Market	2,637,262	347,512	(11,322)	336,190
Emerging Markets Latin America	5,349,792	399,016	(13,858)	385,158
Finland Capped Investable Market	2,567,142	229,356	(17,851)	211,505
Indonesia Investable Market	339,590,424	15,120,416	(23,912,847)	(8,792,431)
Ireland Capped Investable Market	7,037,686	1,127,794	(327,303)	800,491
New Zealand Investable Market	103,069,054	10,881,497	(9,322,441)	1,559,056
Norway Capped Investable Market	2,586,324	381,637	(6,058)	375,579
Philippines Investable Market	90,876,883	10,893,668	(2,060,301)	8,833,367
Poland Investable Market	186,225,016	328,417	(45,104,701)	(44,776,284)

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

iShares MSCI Denmark Capped Investable Market, iShares MSCI Emerging Markets Latin America, iShares MSCI Finland Capped Investable Market, and iShares MSCI Norway Capped Investable Market Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any,

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in such Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Peru Capped	$0.26722	$—	$0.09238	$0.35960	74%	—%	26%	100%
Indonesia Investable Market	0.04568	—	0.13406	0.17974	25	—	75	100
Ireland Capped Investable Market	0.08646	—	0.02818	0.11464	75	—	25	100
New Zealand Investable Market	0.64993	—	0.76473	1.41466	46	—	54	100
Philippines Investable Market	—	—	0.09721	0.09721	—	—	100	100
Poland Investable Market	0.23845	—	0.76337	1.00182	24	—	76	100

SUPPLEMENTAL INFORMATION	79

Notes:

80	NOTES

Notes:

NOTES	81

Notes:

82	NOTES

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-86-0212

February 29, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI Australia Small Cap Index Fund  |   EWAS  |  BATS

iShares MSCI Brazil Small Cap Index Fund  |  EWZS  |  NYSE Arca

iShares MSCI Canada Small Cap Index Fund  |  EWCS  |  BATS

iShares MSCI China Small Cap Index Fund  |  ECNS  |  NYSE Arca

iShares MSCI Germany Small Cap Index Fund  |  EWGS  |  BATS

iShares MSCI Hong Kong Small Cap Index Fund  |   EWHS  |   NYSE Arca

iShares MSCI Singapore Small Cap Index Fund  |   EWSS  |  NYSE Arca

iShares MSCI United Kingdom Small Cap Index Fund  |  EWUS  |  BATS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
9.31%	7.91%	9.38%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/25/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Australia Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Autralia Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Australian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 25, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 9.31%, net of fees, while the total return for the Index was 9.38%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Basic Materials	28.31%
Industrial	15.55
Financial	14.66
Consumer Non-Cyclical	11.74
Communications	8.59
Energy	8.51
Consumer Cyclical	8.04
Utilities	3.57
Technology	0.31
Short-Term and Other Net Assets	0.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Treasury Wine Estates Ltd.	1.86%
Atlas Iron Ltd.	1.78
Commonwealth Property Office Fund	1.77
Challenger Financial Services Group Ltd.	1.63
Seek Ltd.	1.51
UGL Ltd.	1.50
Ansell Ltd.	1.46
DUET Group	1.44
Boart Longyear Group	1.39
Monadelphous Group Ltd.	1.31

TOTAL	15.65%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.53%	3.08%	4.82%	10.23%	10.84%	10.90%	14.88%	15.78%	15.85%

Total returns for the period since inception are calculated from the inception date of the Fund (9/28/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Brazil Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil Small Cap IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of equity securities listed on stock exchanges in Brazil. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was 6.34%, net of fees, while the total return for the Index was 6.75%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	30.76%
Consumer Non-Cyclical	23.29
Consumer Cyclical	21.52
Industrial	9.68
Utilities	7.91
Communications	2.06
Energy	1.41
Basic Materials	1.29
Diversified	0.76
Short-Term and Other Net Assets	1.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

BR Properties SA	5.70%
Companhia de Saneamento de Minas Gerais SA	4.12
Marcopolo SA Preferred	3.47
Iochpe-Maxion SA	3.45
Gafisa SA	3.34
Marfrig Alimentos SA	2.34
Mills Estruturas e Servicos de Engenharia SA	2.30
Randon Implementos e Participacoes SA Preferred	2.27
Santos Brasil Participacoes SA	2.25
Arezzo Industria e Comercio SA	2.23

TOTAL	31.47%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
4.81%	4.37%	4.87%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/25/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Canada Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Canadian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 25, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 4.81%, net of fees, while the total return for the Index was 4.87%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Basic Materials	32.68%
Energy	26.46
Financial	9.90
Consumer Non-Cyclical	6.96
Industrial	6.49
Utilities	6.04
Consumer Cyclical	5.71
Communications	4.42
Diversified	0.78
Technology	0.38
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

SXC Health Solutions Corp.	1.91%
Provident Energy Ltd.	1.41
Keyera Corp.	1.39
Detour Gold Corp.	1.31
Methanex Corp.	1.25
Quadra FNX Mining Ltd.	1.24
AuRico Gold Inc.	1.18
AltaGas Ltd.	1.18
Lundin Mining Corp.	1.18
Trican Well Service Ltd.	1.15

TOTAL	13.20%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

Performance as of February 29, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/29/12			Inception to 2/29/12			Inception to 2/29/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.05)%	(21.69)%	(20.97)%	(13.43)%	(14.26)%	(13.94)%	(18.56)%	(19.66)%	(19.23)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/28/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/29/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI China Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Small Cap IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the bottom 14% by market capitalization of the Chinese equity securities markets, as represented by shares available to international investors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 29, 2012, the total return for the Fund was (0.74)%, net of fees, while the total return for the Index was (2.26)%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Industrial	22.43%
Consumer Cyclical	18.94
Consumer Non-Cyclical	16.64
Financial	14.58
Basic Materials	9.28
Energy	4.79
Communications	4.48
Technology	4.45
Utilities	2.97
Diversified	1.19
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Digital China Holdings Ltd.	1.79%
China Everbright International Ltd.	1.10
Li Ning Co. Ltd.	1.07
Harbin Electric Co. Ltd. Class H	1.03
China High Speed Transmission Equipment Group Co. Ltd.	1.02
Minth Group Ltd.	0.98
Beijing Enterprises Water Group Ltd.	0.96
Ajisen (China) Holdings Ltd.	0.95
China Lumena New Materials Corp.	0.94
KWG Property Holdings Ltd.	0.94

TOTAL	10.78%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
9.29%	9.09%	9.65%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/25/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Germany Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the German securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 25, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 9.29%, net of fees, while the total return for the Index was 9.65%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Industrial	34.81%
Consumer Non-Cyclical	16.41
Technology	11.15
Financial	10.45
Consumer Cyclical	10.01
Basic Materials	7.64
Communications	5.04
Energy	4.00
Diversified	0.43
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Bilfinger Berger AG	5.41%
MTU Aero Engines Holding AG	4.77
Symrise AG	4.16
Rheinmetall AG	3.09
Rhoen Klinikum AG	3.03
SGL Carbon SE	3.01
Software AG	2.93
Aurubis AG	2.72
Wirecard AG	2.47
Fuchs Petrolub AG	2.35

TOTAL	33.94%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
18.17%	19.85%	17.18%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/10/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Hong Kong Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Hong Kong securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 10, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 18.17%, net of fees, while the total return for the Index was 17.18%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Cyclical	33.36%
Financial	21.66
Industrial	18.03
Communications	12.81
Basic Materials	5.15
Consumer Non-Cyclical	3.66
Diversified	2.12
Energy	2.09
Technology	1.03
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Esprit Holdings Ltd.	6.53%
Champion REIT	4.89
VTech Holdings Ltd.	4.74
AAC Acoustic Technologies Holdings Inc.	4.19
Television Broadcasts Ltd.	3.86
Techtronic Industries Co. Ltd.	3.75
Great Eagle Holdings Ltd.	3.63
Giordano International Ltd.	3.10
Kowloon Development Co. Ltd.	3.03
Johnson Electric Holdings Ltd.	2.99

TOTAL	40.71%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
16.43%	17.53%	15.58%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/10/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Singapore Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the Singaporean securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 10, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 16.43%, net of fees, while the total return for the Index was 15.58%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	49.73%
Industrial	22.03
Consumer Non-Cyclical	14.91
Energy	4.25
Basic Materials	3.18
Communications	2.50
Consumer Cyclical	2.49
Short-Term and Other Net Assets	0.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Suntec REIT	7.56%
CapitaCommercial Trust	7.22
Venture Corp. Ltd.	4.79
Sakari Resources Ltd.	4.25
SATS Ltd.	3.88
Mapletree Industrial Trust	3.83
Wing Tai Holdings Ltd.	3.73
Singapore Post Ltd.	3.57
Biosensors International Group Ltd.	3.40
Lippo Malls Indonesia Retail Trust	3.09

TOTAL	45.32%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
10.99%	11.15%	10.92%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/25/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI United Kingdom Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization, as calculated by the Index provider, represents the bottom 14% of the British securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 25, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 10.99%, net of fees, while the total return for the Index was 10.92%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Consumer Cyclical	17.40%
Financial	16.82
Industrial	16.59
Consumer Non-Cyclical	12.24
Energy	11.04
Basic Materials	9.86
Communications	8.81
Technology	4.10
Diversified	1.59
Utilities	1.37
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

IMI PLC	1.66%
Croda International PLC	1.54
Gulf Keystone Petroleum Ltd.	1.51
Pennon Group PLC	1.37
John Wood Group PLC	1.34
Travis Perkins PLC	1.31
Informa PLC	1.28
Premier Oil PLC	1.10
Mondi PLC	1.09
Persimmon PLC	1.08

TOTAL	13.28%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 (or commencement of operations, as applicable) to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
Australia Small Cap
Actual	$1,000.00	$1,093.10	0.59%	$0.59
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.97
Brazil Small Cap
Actual	1,000.00	1,063.40	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.60	3.02
Canada Small Cap
Actual	1,000.00	1,048.10	0.59	0.58
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.97
China Small Cap
Actual	1,000.00	992.60	0.61	3.02
Hypothetical (5% return before expenses)	1,000.00	1,021.80	0.61	3.07

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
Germany Small Cap
Actual	$1,000.00	$1,092.90	0.59	$0.59
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.97
Hong Kong Small Cap
Actual	1,000.00	1,181.70	0.59	0.88
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.97
Singapore Small Cap
Actual	1,000.00	1,164.30	0.59	0.87
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.97
United Kingdom Small Cap
Actual	1,000.00	1,109.90	0.59	0.60
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.59	2.97

[a]

The beginning of the period (commencement of operations) is January 25, 2012 for the iShares MSCI Australia Small Cap, iShares MSCI Canada Small Cap, iShares MSCI Germany Small Cap and iShares MSCI United Kingdom Small Cap Index Funds, and January 10, 2012 for the iShares MSCI Hong Kong Small Cap and iShares MSCI Singapore Small Cap Index Funds.

[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (35 days for the iShares MSCI Australia Small Cap, iShares MSCI Canada Small Cap, iShares MSCI Germany Small Cap and iShares MSCI United Kingdom Small Cap Index Funds, 50 days for the iShares MSCI Hong Kong Small Cap and iShares MSCI Singapore Small Cap Index Funds and 182 days for the iShares MSCI Brazil Small Cap and iShares MSCI China Small Cap Index Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.22%

ADVERTISING — 0.21%
STW Communications Group Ltd.	5,446	$5,708

		5,708
AGRICULTURE — 1.34%
Australian Agricultural Co. Ltd.[a]	4,384	6,418
GrainCorp Ltd.	3,520	30,122

		36,540
APPAREL — 0.95%
Billabong International Ltd.	3,797	12,636
Pacific Brands Ltd.	17,402	13,443

		26,079
AUTO PARTS & EQUIPMENT — 0.40%
ARB Corp. Ltd.	1,151	10,882

		10,882
BANKS — 1.10%
Bank of Queensland Ltd.	3,790	30,057

		30,057
BEVERAGES — 1.86%
Treasury Wine Estates Ltd.	12,093	50,826

		50,826
BIOTECHNOLOGY — 0.55%
Mesoblast Ltd.[a]	1,834	15,119

		15,119
BUILDING MATERIALS — 1.06%
Adelaide Brighton Ltd.	8,916	28,900

		28,900
CHEMICALS — 1.43%
DuluxGroup Ltd.	6,866	22,997
Nufarm Ltd.[a]	3,180	16,217

		39,214
COAL — 2.72%
Aspire Mining Ltd.[a]	4,058	1,732
Aston Resources Ltd.[a]	1,529	15,958
Bandanna Energy Ltd.[a]	1,969	1,670
Bathurst Resources Ltd.[a]	10,931	9,507
Coal of Africa Ltd.[a]	9,281	10,629
Coalspur Mines Ltd.[a]	6,500	10,956
Cockatoo Coal Ltd.[a]	11,392	4,739
Gloucester Coal Ltd.[a]	1,327	11,642

Security	Shares	Value

Guildford Coal Ltd.[a]	3,900	$3,329
Kangaroo Resources Ltd.[a]	16,043	2,340
White Energy Co. Ltd.[a]	3,839	1,867

		74,369
COMMERCIAL SERVICES — 4.58%
Emeco Holdings Ltd.	11,794	13,699
Invocare Ltd.	2,016	17,273
Macquarie Atlas Roads Group[a]	7,374	13,305
McMillan Shakespeare Ltd.	827	8,801
Mermaid Marine Australia Ltd.	3,825	13,349
Navitas Ltd.	3,505	12,459
Programmed Maintenance Services Ltd.	2,098	4,874
Qube Logistics Holdings Ltd.	8,161	14,681
Silex Systems Ltd.[a]	2,225	7,717
Skilled Group Ltd.	2,615	6,103
Spotless Group Ltd.	4,910	12,891

		125,152
COMPUTERS — 0.07%
CSG Ltd.	2,904	2,024

		2,024
DISTRIBUTION & WHOLESALE — 0.09%
Alesco Corp. Ltd.	1,760	2,567

		2,567
DIVERSIFIED FINANCIAL SERVICES — 2.55%
BT Investment Management Ltd.	2,002	4,251
Challenger Infrastructure Fund Class A	2,954	3,750
FlexiGroup Ltd.	3,097	7,228
IOOF Holdings Ltd.	3,220	19,274
Perpetual Ltd.	734	19,826
Platinum Asset Management Ltd.	3,671	15,310

		69,639
ELECTRIC — 3.06%
DUET Group	20,396	39,226
Energy World Corp. Ltd.[a]	12,961	9,662
Spark Infrastructure Group	23,550	34,732

		83,620
ENERGY — ALTERNATE SOURCES — 0.48%
Infigen Energy[a]	14,242	4,001
Linc Energy Ltd.[a]	5,702	9,179

		13,180

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 8.60%
Boart Longyear Group	8,186	$38,032
Cardno Ltd.	2,128	14,945
Clough Ltd.	4,315	3,776
Decmil Group Ltd.	2,477	7,547
Downer EDI Ltd.[a]	8,017	34,215
Forge Group Ltd.	775	4,873
Macmahon Holdings Ltd.[a]	11,041	9,782
Monadelphous Group Ltd.	1,391	35,889
NRW Holdings Ltd.	4,169	17,252
Sedgman Ltd.	1,960	4,871
Transfield Services Ltd.	8,730	23,015
UGL Ltd.	3,102	41,056

		235,253
ENTERTAINMENT — 0.87%
Aristocrat Leisure Ltd.	8,019	23,913

		23,913
ENVIRONMENTAL CONTROL — 0.47%
Transpacific Industries Group Ltd.[a]	14,744	12,983

		12,983
FOOD — 1.06%
Goodman Fielder Ltd.	36,538	26,055
Tassal Group Ltd.	2,187	3,060

		29,115
FOREST PRODUCTS & PAPER — 0.10%
Gunns Ltd.[a]	15,059	2,847

		2,847
GAS — 0.52%
Envestra Ltd.	16,407	14,182

		14,182
HEALTH CARE — SERVICES — 1.09%
Primary Health Care Ltd.	8,830	29,861

		29,861
HOLDING COMPANIES — DIVERSIFIED — 1.63%
Australian Infrastructure Fund	11,598	25,689
Hastings Diversified Utilities Fund	7,922	18,830

		44,519
HOME BUILDERS — 0.43%
Fleetwood Corp. Ltd.	869	11,783

		11,783

Security	Shares	Value

INSURANCE — 1.63%
Challenger Financial Services Group Ltd.	9,938	$44,453

		44,453
INTERNET — 4.37%
carsales.com Ltd.	3,933	21,800
Customers Ltd.	2,016	1,895
iiNET Ltd.	2,417	7,860
Iress Market Technology Ltd.	2,016	15,487
REA Group Ltd.	975	14,432
Seek Ltd.	5,668	41,459
SMS Management & Technology Ltd.	1,212	6,705
Wotif.com Holdings Ltd.	1,973	9,806

		119,444
IRON & STEEL — 5.98%
Atlas Iron Ltd.	14,128	48,694
BlueScope Steel Ltd.[a]	62,191	28,222
Gindalbie Metals Ltd.[a]	15,151	11,377
Grange Resources Ltd.	6,466	4,436
Mount Gibson Iron Ltd.	12,136	16,587
Northern Iron Ltd.[a]	4,118	4,160
OneSteel Ltd.	25,297	28,972
Sundance Resources Ltd.[a]	45,861	21,059

		163,507
LEISURE TIME — 0.82%
Flight Centre Ltd.	934	22,544

		22,544
MACHINERY — 0.18%
Industrea Ltd.	5,111	4,887

		4,887
MANUFACTURING — 4.26%
Ansell Ltd.	2,486	39,833
Bradken Ltd.	3,151	28,394
CSR Ltd.	9,454	19,510
G.U.D Holdings Ltd.	1,291	10,322
GWA Group Ltd.	4,225	10,864
Hills Industries Ltd.	3,957	5,002
Matrix Composites & Engineering Ltd.	720	2,536

		116,461
MEDIA — 3.48%
APN News & Media Ltd.	8,090	7,911
Austar United Communications Ltd.[a]	10,691	15,594

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Publishing and Broadcasting Ltd.	2,624	$7,967
SAI Global Ltd.	3,736	19,133
Southern Cross Media Group Ltd.	9,890	13,517
Ten Network Holdings Ltd.	11,718	10,192
West Australian Newspapers Holdings Ltd.	4,866	20,872

		95,186
METAL FABRICATE & HARDWARE — 0.15%
Austin Engineering Ltd.	806	4,093

		4,093
MINING — 20.75%
Aditya Birla Minerals Ltd.	2,635	2,278
Alkane Resources Ltd.[a]	3,519	4,753
Ampella Mining Ltd.[a]	2,681	4,128
Aquarius Platinum Ltd.	8,785	19,078
Aquila Resources Ltd.[a,b]	3,078	17,060
Arafura Resources Ltd.[a]	5,500	1,902
Ausdrill Ltd.	4,507	19,332
Ausenco Ltd.	1,609	7,180
Beadell Resources Ltd.[a]	11,063	9,323
Brockman Resources Ltd.[a]	812	2,193
Cudeco Ltd.[a]	2,419	8,782
Deep Yellow Ltd.[a]	10,543	1,481
Discovery Metals Ltd.[a]	6,942	11,888
Elemental Minerals Ltd.[a]	2,491	3,351
Energy Resources of Australia Ltd.[a]	3,386	4,610
Evolution Mining Ltd.[a]	8,653	18,792
Extract Resources Ltd.[a]	1,642	15,257
Flinders Mines Ltd.[a]	32,320	10,301
Focus Minerals Ltd.[a]	76,694	4,309
Gryphon Minerals Ltd.[a]	5,804	7,274
Independence Group NL	4,127	20,021
Indophil Resources NLa	13,891	6,454
Integra Mining Ltd.[a]	14,972	9,382
Intrepid Mines Ltd.[a,b]	8,783	12,526
Ivanhoe Australia Ltd.[a]	4,126	8,247
Jupiter Mines Ltd.[a]	5,834	1,450
Kagara Ltd.[a]	10,450	3,500
Kingsgate Consolidated Ltd.	2,454	18,189
Kingsrose Mining Ltd.[a]	2,992	4,800
MACA Ltd.	1,639	4,179
Medusa Mining Ltd.	2,638	18,327
Metals X Ltd.[a]	7,614	2,057

Security	Shares	Value

Metminco Ltd.[a]	15,643	$3,127
Mincor Resources NL	3,521	2,682
Mineral Deposits Ltd.[a]	1,405	9,245
Mineral Resources Ltd.	1,889	26,941
Mirabela Nickel Ltd.[a]	8,270	8,980
Moly Mines Ltd.[a]	3,236	1,171
Murchison Metals Ltd.[a]	5,720	2,936
OM Holdings Ltd.	4,709	2,061
Paladin Energy Ltd.[a]	14,048	28,383
PanAust Ltd.[a]	8,877	34,912
Panoramic Resources Ltd.	3,869	5,539
Perilya Ltd.[a]	7,372	3,465
Perseus Mining Ltd.[a]	8,442	26,178
Ramelius Resources Ltd.[a]	5,798	6,828
Regis Resources Ltd.[a]	6,072	28,407
Resolute Mining Ltd.[a]	8,741	19,644
Rex Minerals Ltd.[a]	2,296	3,535
Sandfire Resources NLa	1,261	11,240
Saracen Mineral Holdings Ltd.[a]	8,463	6,629
Silver Lake Resources Ltd.[a]	3,276	13,202
St Barbara Ltd.[a]	5,780	14,426
Tiger Resources Ltd.[a]	9,404	4,420
Troy Resources Ltd.	1,233	6,728
Western Areas NL	2,351	14,428

		567,511
OIL & GAS — 4.92%
Aurora Oil and Gas Ltd.[a]	6,530	22,930
AWE Ltd.[a]	9,751	18,068
Beach Energy Ltd.	20,611	34,851
Dart Energy Ltd.[a]	9,428	4,024
Horizon Oil Ltd.[a]	17,959	6,306
Karoon Gas Australia Ltd.[a]	3,310	21,601
Molopo Energy Ltd.[a]	4,359	3,509
Nexus Energy Ltd.[a]	21,070	4,667
Roc Oil Co. Ltd.[a]	13,327	5,904
Senex Energy Ltd.[a]	11,114	12,788

		134,648
OIL & GAS SERVICES — 0.38%
Imdex Ltd.	3,610	10,453

		10,453

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

PHARMACEUTICALS — 1.26%
Acrux Ltd.[a]	2,644	$10,827
Biota Holdings Ltd.[a]	3,225	2,666
Pharmaxis Ltd.[a]	5,687	6,390
Sigma Pharmaceuticals Ltd.	22,022	14,514

		34,397
REAL ESTATE — 0.29%
FKP Property Group	13,285	7,895

		7,895
REAL ESTATE INVESTMENT TRUSTS — 7.47%
Abacus Property Group	4,697	9,795
Ardent Leisure Group	6,057	7,657
Aspen Group Ltd.	9,291	4,969
Astro Japan Property Trust	1,092	2,431
Australand Property Group	4,850	13,887
Bunnings Warehouse Property Trust	7,773	15,285
Challenger Diversified Property Group	9,334	5,295
Charter Hall Group	4,029	9,359
Charter Hall Office REIT	8,756	28,949
Charter Hall Retail REIT	5,039	17,095
Commonwealth Property Office Fund	45,928	48,382
ING Office Fund	50,991	34,433
Multiplex SITES Trust[a]	84	6,879

		204,416
RETAIL — 4.46%
Automotive Holdings Group	3,166	8,039
David Jones Ltd.	9,730	28,385
Elders Ltd.[a]	8,382	2,128
JB Hi-Fi Ltd.	1,843	22,701
Myer Holdings Ltd.	10,896	26,488
OrotonGroup Ltd.	344	3,196
Premier Investments Ltd.	1,593	8,950
Reject Shop Ltd. (The)	438	5,830
Super Retail Group Ltd.	2,157	16,360

		122,077
SHIPBUILDING — 0.13%
Austal Ltd.	1,757	3,436

		3,436

Security	Shares	Value

SOFTWARE — 0.24%
Redflex Holdings Ltd.	1,031	$2,317
Salmat Ltd.	1,642	4,169

		6,486
TELECOMMUNICATIONS — 0.54%
M2 Telecommunications Group Ltd.	1,618	6,014
TPG Telecom Ltd.	5,124	8,719

		14,733
TRANSPORTATION — 0.69%
Cabcharge Australia Ltd.	2,025	12,406
Miclyn Express Offshore Ltd.	3,079	6,470

		18,876

TOTAL COMMON STOCKS
(Cost: $2,500,048)		2,713,835

PREFERRED STOCKS — 0.04%

FOREST PRODUCTS & PAPER — 0.04%
Gunns Ltd.	22	1,165

		1,165

TOTAL PREFERRED STOCKS
(Cost: $829)		1,165

RIGHTS — 0.01%

ENGINEERING & CONSTRUCTION — 0.01%
Cardno Ltd.[a]	205	352

		352

TOTAL RIGHTS
(Cost: $0)		352

SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	19,281	19,281
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,426	1,426

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,162	$1,162

		21,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,869)		21,869

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $2,522,746)		2,737,221
Other Assets, Less Liabilities — (0.07)%		(2,040)

NET ASSETS — 100.00%		$2,735,181

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 78.88%

AGRICULTURE — 1.24%
SLC Agricola SA	77,900	$719,286

		719,286
APPAREL — 1.34%
Grendene SA	147,600	780,000

		780,000
AUTO PARTS & EQUIPMENT — 4.31%
Autometal SA	49,200	380,000
Iochpe-Maxion SA	106,600	1,999,524
Plascar Participacoes Industriais SAa	106,640	117,663

		2,497,187
BUILDING MATERIALS — 1.14%
Eternit SA	123,000	662,143

		662,143
CHEMICALS — 0.35%
Fertilizantes Heringer SAa	28,705	202,535

		202,535
COMMERCIAL SERVICES — 12.32%
Abril Educacao SAa	36,900	549,429
Estacio Participacoes SA	106,600	1,289,476
Kroton Educacional SAa	82,000	1,123,809
Kroton Educacional SA New[a]	33,021	452,553
Mills Estruturas e Servicos de Engenharia SA	102,500	1,333,333
Santos Brasil Participacoes SA	73,800	1,305,000
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	73,810	1,093,005

		7,146,605
DISTRIBUTION & WHOLESALE — 0.39%
Kepler Weber SAa	1,480,141	223,482

		223,482
ELECTRIC — 1.07%
Equatorial Energia SA	86,100	622,500

		622,500
ENERGY — ALTERNATE SOURCES — 0.74%
Vanguarda Agro SAa	1,672,800	427,429

		427,429

Security	Shares	Value

ENTERTAINMENT — 0.90%
T4F Entretenimento SAa	57,400	$523,333

		523,333
FOOD — 4.29%
Marfrig Alimentos SA	221,400	1,356,429
Minerva SA	61,500	228,571
Sao Martinho SA	73,800	903,857

		2,488,857
HEALTH CARE — PRODUCTS — 0.85%
Cremer SA	49,200	491,429

		491,429
HEALTH CARE — SERVICES — 1.51%
Fleury SA	61,500	874,643

		874,643
HOLDING COMPANIES — DIVERSIFIED — 1.11%
IdeiasNet SAa	118,900	203,691
TPI — Triunfo Participacoes e Investimentos SA	82,000	440,476

		644,167
HOME BUILDERS — 3.64%
Even Construtora e Incorporadora SA	262,400	1,138,286
Tecnisa SA	164,000	970,476

		2,108,762
HOUSEHOLD PRODUCTS & WARES — 0.86%
Technos SAa	49,200	497,143

		497,143
INSURANCE — 2.30%
Brasil Insurance Participacoes e Administracao SA	82,000	971,428
Tempo Participacoes SAa	139,400	364,286

		1,335,714
INTERNET — 1.26%
B2W Companhia Global do Varejo	114,800	733,333

		733,333
MACHINERY — 0.32%
Industrias Romi SA	53,300	187,881

		187,881

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

MANUFACTURING — 0.25%

Companhia Providencia Industria e Comercio SA	41,000	$142,857

		142,857
OIL & GAS — 0.46%
Refinaria de Petroleos Manguinhos SAa	373,100	268,667

		268,667
OIL & GAS SERVICES — 0.21%
Lupatech SAa	36,900	123,214

		123,214
PHARMACEUTICALS — 0.89%
Brazil Pharma SAa	70,000	345,122
Profarma Distribuidora de Produtos Farmaceuticos SA	24,600	171,428

		516,550
REAL ESTATE — 23.07%
Aliansce Shopping Centers SA	123,000	1,135,000
BR Properties SA	258,300	3,307,500
Brasil Brokers Participacoes SA	200,900	872,667
Camargo Correa Desenvolvimento Imobiliario SA	65,600	128,762
EZ TEC Empreendimentos e Participacoes SA	69,700	809,119
Gafisa SA	697,000	1,934,762
General Shopping Brasil SAa	36,900	253,928
Helbor Empreendimentos SA	61,500	937,500
Iguatemi Empresa de Shopping Centers SA	49,200	1,182,857
JHSF Participacoes SA	147,600	527,143
LPS Brasil — Consultoria de Imoveis SA	45,100	913,786
Rodobens Negocios Imobiliarios SA	41,000	261,667
Sonae Sierra Brasil SA	45,100	708,452
Trisul SA	53,300	89,762
Viver Incorporadora e Construtora SAa	233,705	314,864

		13,377,769
RETAIL — 5.20%
Arezzo Industria e Comercio SA	69,700	1,294,833
Magazine Luiza SAa	106,600	733,571
Positivo Informatica SA	41,000	156,191

Security	Shares	Value

Restoque Comercio e Confeccoes de Roupas SA	41,000	$828,572

		3,013,167
TRANSPORTATION — 4.74%
Julio Simoes Logistica SA	110,700	681,428
LLX Logistica SAa	504,300	1,071,857
Log-in Logistica Intermodal SAa	73,800	315,429
Tegma Gestao Logistica SA	36,900	681,429

		2,750,143
WATER — 4.12%
Companhia de Saneamento de Minas Gerais SA	94,300	2,387,619

		2,387,619

TOTAL COMMON STOCKS (Cost: $41,137,141)		45,746,415

PREFERRED STOCKS — 19.69%

AUTO PARTS & EQUIPMENT — 5.75%
Marcopolo SA	401,800	2,013,667
Randon Implementos e Participacoes SA	209,100	1,319,928

		3,333,595
BANKS — 4.53%
Banco ABC Brasil SA	82,000	657,143
Banco Daycoval SA	90,200	558,905
Banco Industrial e Comercial SA	110,745	472,049
Banco Panamericano SA	114,800	444,667
Banco Pine SA	37,503	277,679
Parana Banco SA	28,700	215,833

		2,626,276
BUILDING MATERIALS — 0.58%
Eucatex SA Industria e Comercio	77,900	337,024

		337,024
CHEMICALS — 0.25%
Unipar Participacoes SA Class B	766,711	142,478

		142,478
COMMERCIAL SERVICES — 1.33%
Contax Participacoes SA	61,500	774,643

		774,643
ELECTRIC — 2.72%
Centrais Eletricas Santa Catarina SA	32,800	769,524

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Companhia Energetica do Ceara Class A	36,900	$806,143

		1,575,667
HOLDING COMPANIES — DIVERSIFIED — 0.39%
Jereissati Participacoes SA	246,000	228,571

		228,571
IRON & STEEL — 0.70%
Companhia de Ferro Ligas da Bahia — Ferbasa	69,710	406,844

		406,844
MACHINERY — 0.26%
Inepar SA Industria e Construcoes	102,595	149,543

		149,543
MANUFACTURING — 0.32%
Forjas Taurus SA	151,718	183,260

		183,260
MEDIA — 0.79%
Saraiva Livreiros Editores SA	32,800	460,000

		460,000
METAL FABRICATE & HARDWARE — 2.07%
Confab Industrial SA	356,744	1,199,505

		1,199,505

TOTAL PREFERRED STOCKS (Cost: $11,032,669)		11,417,406

RIGHTS — 0.11%

BANKS — 0.11%
Banco Panamericano SAa	144,776	66,419

		66,419

TOTAL RIGHTS
(Cost: $0)		66,419

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	7,656	7,656

		7,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,656)		7,656

Value

TOTAL INVESTMENTS IN SECURITIES — 98.69%
(Cost: $52,177,466)	$57,237,896
Other Assets, Less Liabilities — 1.31%	760,362

NET ASSETS — 100.00%	$57,998,258

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 100.48%

ADVERTISING — 0.94%
Groupe Aeroplan Inc.	3,918	$49,326

		49,326
AUTO PARTS & EQUIPMENT — 1.11%
Linamar Corp.	1,093	20,419
Westport Innovations Inc.[a]	930	37,919

		58,338
BANKS — 2.18%
Canadian Western Bank	1,699	47,436
Home Capital Group Inc.	740	37,115
Laurentian Bank of Canada	566	26,146
Sprott Resource Lending Corp.	2,956	4,352

		115,049
BEVERAGES — 0.27%
Cott Corp.[a]	2,156	14,184

		14,184
BUILDING MATERIALS — 0.10%
Norbord Inc.[a]	488	5,192

		5,192
CHEMICALS — 1.35%
Hanfeng Evergreen Inc.[a]	821	2,417
Methanex Corp.	2,099	66,106
Migao Corp.[a]	768	2,948

		71,471
COAL — 0.69%
Grande Cache Coal Corp.[a]	2,213	22,401
SouthGobi Resources Ltd.[a]	1,842	14,119

		36,520
COMMERCIAL SERVICES — 2.85%
Davis & Henderson Corp.	1,330	24,778
EnerCare Inc.	1,263	12,733
FirstService Corp.[a]	612	19,834
MacDonald Dettwiler & Associates Ltd.	718	32,330
Morneau Shepell Inc.	1,016	11,336
Stantec Inc.[a]	1,023	30,338
Transcontinental Inc. Class A	1,483	19,273

		150,622

Security	Shares	Value

COMPUTERS — 0.10%
Sandvine Corp.[a]	3,088	$5,079

		5,079
DIVERSIFIED FINANCIAL SERVICES — 1.92%
AGF Management Ltd. Class B	1,823	28,374
Canaccord Financial Inc.	1,697	15,834
Dundee Corp. Class Aa	1,103	27,168
Gluskin Sheff + Associates Inc.	336	5,062
GMP Capital Inc.	1,273	11,761
Pinetree Capital Ltd.[a]	3,059	5,404
Sprott Inc.	1,142	7,548

		101,151
ELECTRIC — 3.32%
Algonquin Power & Utilities Corp.	2,924	18,406
ATCO Ltd. Class I NVS	859	59,165
Atlantic Power Corp.[a]	2,435	35,674
Boralex Inc.	465	3,933
Capital Power Corp.	1,123	28,424
Northland Power Inc.	1,670	29,417

		175,019
ELECTRONICS — 0.79%
Celestica Inc.[a]	4,440	41,878

		41,878
ENERGY — ALTERNATE SOURCES — 0.83%
Alterra Power Corp.[a]	7,280	4,656
Capstone Infrastructure Corp.	1,585	6,405
Innergex Renewable Energy Inc.	1,730	18,039
Uranium Participation Corp.[a]	2,409	14,748

		43,848
ENGINEERING & CONSTRUCTION — 0.95%
Aecon Group Inc.	1,258	14,969
Bird Construction Inc.	897	11,949
Churchill Corp.	463	6,576
Genivar Inc.	592	16,589

		50,083
ENTERTAINMENT — 0.91%
Cineplex Inc.	1,319	35,782
Great Canadian Gaming Corp.[a]	1,385	12,389

		48,171

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

ENVIRONMENTAL CONTROL — 1.21%
Newalta Corp.	925	$13,711
Progressive Waste Solutions Ltd.	2,427	50,218

		63,929
FOOD — 1.02%
Alliance Grain Traders Inc.	354	5,805
Maple Leaf Foods Inc.	2,206	25,331
North West Co. Inc. (The)	1,094	22,792

		53,928
FOREST PRODUCTS & PAPER — 1.73%
Canfor Corp.[a]	2,243	25,915
Canfor Pulp Products Inc.	795	11,260
Cascades Inc.	1,507	6,319
Fortress Paper Ltd. Class Aa	277	10,307
West Fraser Timber Co. Ltd.	765	37,219

		91,020
GAS — 2.72%
Enbridge Income Fund Holdings Inc.	718	16,460
Just Energy Group Inc.	3,129	40,631
Keyera Corp.	1,708	73,179
Valener Inc.	837	13,478

		143,748
HEALTH CARE — SERVICES — 0.41%
CML HealthCare Inc.	2,022	21,555

		21,555
HOLDING COMPANIES — DIVERSIFIED — 0.78%
Sherritt International Corp.	6,670	41,106

		41,106
HOME FURNISHINGS — 0.31%
Dorel Industries Inc. Class B	596	16,296

		16,296
INSURANCE — 0.37%
Genworth MI Canada Inc.	884	19,440

		19,440
IRON & STEEL — 0.77%
Labrador Iron Mines Holdings Ltd.[a]	726	3,892
Russel Metals Inc.	1,349	36,623

		40,515
MACHINERY — 1.60%
AG Growth International Inc.	281	10,268
ATS Automation Tooling Systems Inc.[a]	1,955	16,276

Security	Shares	Value

Toromont Industries Ltd.	1,729	$41,252
Wajax Corp.	375	16,676

		84,472
MANUFACTURING — 0.35%
Neo Material Technologies Inc.[a]	2,099	18,562

		18,562
MEDIA — 2.88%
Astral Media Inc. Class A	1,188	44,085
Cogeco Cable Inc.	373	18,454
Corus Entertainment Inc. Class B	1,777	39,457
Quebecor Inc. Class B	988	36,302
Torstar Corp. Class B	1,404	13,855

		152,153
METAL FABRICATE & HARDWARE — 0.32%
Martinrea International Inc.[a]	1,688	16,710

		16,710
MINING — 29.49%
5N Plus Inc.[a]	1,032	5,124
Alacer Gold Corp.[a]	5,039	48,858
Alamos Gold Inc.	2,666	49,912
Alexco Resource Corp.[a]	1,277	10,126
Argonaut Gold Inc.[a]	1,959	19,392
Augusta Resource Corp.[a]	2,082	6,278
Aura Minerals Inc.[a]	3,320	4,045
AuRico Gold Inc.[a]	6,339	62,428
Aurizon Mines Ltd.[a]	3,681	19,621
Avalon Rare Metals Inc.[a]	2,354	6,548
Avion Gold Corp.[a]	9,946	16,965
B2Gold Corp.[a]	7,775	32,207
Banro Corp.[a]	4,220	22,965
Capstone Mining Corp.[a]	6,361	20,472
China Gold International Resources Corp. Ltd.[a]	3,550	15,606
Cline Mining Corp.[a]	4,194	7,494
Colossus Minerals Inc.[a]	2,379	16,932
Continental Gold Ltd.[a]	1,686	13,489
Copper Mountain Mining Corp.[a]	2,234	11,590
Denison Mines Corp.[a]	7,324	14,426
Detour Gold Corp.[a]	2,504	69,022
Dundee Precious Metals Inc.[a]	2,253	23,240
Eastern Platinum Ltd.[a]	20,343	11,773
Eco Oro Minerals Corp.[a]	1,698	3,775

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Eldorado Gold Corp.	2,269	$34,828
Endeavour Mining Corp.[a]	5,162	12,630
Endeavour Silver Corp.[a]	1,969	20,571
European Goldfields Ltd.[a]	15	199
Exeter Resource Corp.[a]	1,854	6,193
Extorre Gold Mines Ltd.[a]	1,769	13,470
First Majestic Silver Corp.[a]	2,370	48,870
Fortuna Silver Mines Inc.[a]	2,792	19,616
Gabriel Resources Ltd.[a]	5,146	31,609
Golden Star Resources Ltd.[a]	5,793	11,645
Great Basin Gold Ltd.[a]	10,841	9,466
Guyana Goldfields Inc.[a]	1,781	10,162
High River Gold Mines Ltd.[a]	5,646	7,796
HudBay Minerals Inc.	3,867	46,838
Imperial Metals Corp.[a]	992	16,608
International Tower Hill Mines Ltd.[a]	1,456	7,421
Jaguar Mining Inc.[a]	1,890	11,744
Keegan Resources Inc.[a]	1,727	8,451
Kirkland Lake Gold Inc.[a]	1,413	23,843
Lake Shore Gold Corp.[a]	8,624	13,484
Lundin Mining Corp.[a]	11,801	62,063
MAG Silver Corp.[a]	1,014	9,863
Major Drilling Group International	1,779	32,565
Mercator Minerals Ltd.[a]	4,700	8,160
Minefinders Corp.[a]	1,839	28,716
Nevsun Resources Ltd.	4,532	18,819
NGEx Resources Inc.[a]	2,828	7,465
North American Palladium Ltd.[a]	2,914	8,639
Northern Dynasty Minerals Ltd.[a]	1,383	9,688
Novagold Resources Inc.[a]	4,333	36,029
OceanaGold Corp.[a]	5,882	14,989
Premier Gold Mines Ltd.[a]	3,060	17,367
Pretium Resources Inc.[a]	1,374	24,761
Quadra FNX Mining Ltd.[a]	4,309	65,579
Queenston Mining Inc.[a]	1,309	6,313
Romarco Minerals Inc.[a]	13,191	14,464
Rubicon Minerals Corp.[a]	6,474	23,728
Sabina Gold & Silver Corp.[a]	3,231	10,530
San Gold Corp.[a]	7,084	12,155
Seabridge Gold Inc.[a]	717	17,136
SEMAFO Inc.	6,132	41,339
Silver Standard Resources Inc.[a]	1,816	31,381
Silvercorp Metals Inc.	3,843	28,365

Security	Shares	Value

Tahoe Resources Inc.[a]	2,091	$44,837
Tanzanian Royalty Exploration Corp.[a]	2,285	9,512
Taseko Mines Ltd.[a]	4,425	18,015
Thompson Creek Metals Co. Inc.[a]	3,604	26,382
Torex Gold Resources Inc.[a]	7,927	18,672
Uranium One Inc.[a]	10,751	35,475
Yukon-Nevada Gold Corp.[a]	13,550	5,434

		1,556,173
OIL & GAS — 14.44%
Advantage Oil & Gas Ltd.[a]	3,760	14,621
Angle Energy Inc.[a]	1,701	10,966
Bankers Petroleum Ltd.[a]	5,557	27,533
Bellatrix Exploration Ltd.[a]	2,406	13,020
Birchcliff Energy Ltd.[a]	1,994	22,391
BlackPearl Resources Inc.[a]	6,393	28,624
BNK Petroleum Inc.[a]	2,906	5,399
Bonterra Energy Corp.	348	19,500
C&C Energia Ltd.[a]	858	7,343
Celtic Exploration Ltd.[a]	2,007	36,943
Cequence Energy Ltd.[a]	2,400	3,655
Chinook Energy Inc.[a]	4,318	6,444
Connacher Oil and Gas Ltd.[a]	10,041	11,010
Corridor Resources Inc.[a]	1,882	1,529
Crew Energy Inc.[a]	2,298	30,890
Ensign Energy Services Inc.	2,930	52,445
Fairborne Energy Ltd.[a]	1,838	4,870
Freehold Royalties Ltd.	1,030	21,469
Guide Exploration Ltd. Class Aa	2,339	5,913
Ivanhoe Energy Inc.[a]	6,552	5,987
Legacy Oil & Gas Inc. Class Aa	2,905	33,033
Longview Oil Corp.	418	4,622
NAL Energy Corp.	3,371	26,148
NuVista Energy Ltd.[a]	2,006	8,126
Open Range Energy Corp.[a]	1,600	2,827
Pace Oil & Gas Ltd.[a]	1,067	6,077
Paramount Resources Ltd. Class Aa	1,059	40,276
Parkland Fuel Corp.	1,435	20,164
Perpetual Energy Inc.	2,641	2,386
PetroBakken Energy Ltd. Class A	1,894	30,959
Petrobank Energy and Resources Ltd.[a]	2,269	36,283
Petrominerales Ltd.	2,281	42,774
Peyto Exploration & Development Corp.	2,845	53,379
Questerre Energy Corp. Class Aa	4,939	3,661

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Secure Energy Services Inc.[a]	1,700	$15,793
Southern Pacific Resource Corp.[a]	7,599	14,119
Sprott Resource Corp.[a]	2,027	8,520
TransGlobe Energy Corp.[a]	1,570	18,331
Trilogy Energy Corp.	1,250	40,484
Whitecap Resources Inc.[a]	1,372	13,832
Zargon Oil & Gas Ltd.	634	9,514

		761,860
OIL & GAS SERVICES — 6.19%
Calfrac Well Services Ltd.	738	24,224
Canadian Energy Services & Technology Corp.	1,044	13,970
Canyon Services Group Inc.	1,024	15,189
Enerflex Ltd.	1,738	21,386
Flint Energy Services Ltd.[a]	1,082	27,375
Gasfrac Energy Services Inc.[a]	1,383	11,654
Mullen Group Ltd.	1,731	38,541
Pason Systems Inc.	1,482	21,863
Savanna Energy Services Corp.[a]	1,898	14,896
ShawCor Ltd. Class A	1,304	42,392
Total Energy Services Inc.	671	12,842
Trican Well Service Ltd.	3,302	60,780
Trinidad Drilling Ltd.	2,721	21,410

		326,522
PACKAGING & CONTAINERS — 0.41%
CCL Industries Inc. Class B	597	21,820

		21,820
PHARMACEUTICALS — 2.40%
Atrium Innovations Inc.[a]	622	7,629
Cardiome Pharma Corp.[a]	1,369	3,002
Paladin Labs Inc.[a]	274	11,714
SXC Health Solutions Corp.[a]	1,404	100,851
Theratechnologies Inc.[a]	1,363	3,529

		126,725
PIPELINES — 4.31%
AltaGas Ltd.	2,002	62,238
Gibson Energy Inc.	1,535	33,242
Provident Energy Ltd.	6,150	74,303
Veresen Inc.	3,710	57,442

		227,225

Security	Shares	Value

REAL ESTATE — 0.78%
First Capital Realty Inc.	1,547	$28,130
Killam Properties Inc.	1,037	13,255

		41,385
REAL ESTATE INVESTMENT TRUSTS — 4.65%
Allied Properties Real Estate Investment Trust	569	15,361
Artis Real Estate Investment Trust	967	15,600
Boardwalk Real Estate Investment Trust	526	29,719
Calloway Real Estate Investment Trust	1,165	32,007
Canadian Apartment Properties Real Estate Investment Trust	938	21,932
Canadian Real Estate Investment Trust	760	29,507
Cominar Real Estate Investment Trust	1,012	23,591
Dundee Real Estate Investment Trust	683	23,854
Extendicare Real Estate Investment Trust	833	7,189
InnVest Real Estate Investment Trust	1,027	5,693
Morguard Real Estate Investment Trust	638	10,558
Northern Property Real Estate Investment Trust	323	10,887
Primaris Retail Real Estate Investment Trust	891	19,639

		245,537
RETAIL — 3.39%
Dollarama Inc.	1,327	57,919
Harry Winston Diamond Corp.[a]	1,435	19,508
Jean Coutu Group PJC Inc. (The)	2,281	29,226
Liquor Stores N.A. Ltd.	507	8,813
Reitmans Canada Ltd. Class A	1,046	15,834
RONA Inc.	2,929	27,864
Superior Plus Corp.	2,479	19,456

		178,620
SEMICONDUCTORS — 0.28%
Wi-Lan Inc.	2,801	14,930

		14,930
TELECOMMUNICATIONS — 0.60%
Aastra Technologies Ltd.	284	6,182
EXFO Inc.[a]	577	4,224
Manitoba Telecom Services Inc.	493	16,542
Sierra Wireless Inc.[a]	631	4,856

		31,804

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

TRANSPORTATION — 0.76%
Student Transportation Inc.	1,268	$8,754
TransForce Inc.	1,717	31,204

		39,958

TOTAL COMMON STOCKS (Cost: $5,066,240)		5,301,924

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	2,027	2,027

		2,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,027)		2,027

TOTAL INVESTMENTS IN SECURITIES — 100.52%
(Cost: $5,068,267)		5,303,951

SHORT POSITIONS[d] — (0.67)%

COMMON STOCKS — (0.67)%
Eldorado Gold Corp.[a]	(2,280)	(35,000)

TOTAL SHORT POSITIONS
(Proceeds: $35,450)		(35,000)
Other Assets, Less Liabilities — 0.15%		7,665

NET ASSETS — 100.00%		$5,276,616

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.68%

ADVERTISING — 0.08%
SinoMedia Holding Ltd.[a]	36,000	$14,670

		14,670
AEROSPACE & DEFENSE — 0.15%
AVIC International Holding HK Ltd.[b]	702,000	27,610

		27,610
AGRICULTURE — 0.74%
Asian Citrus Holdings Ltd.[a]	153,000	92,533
China Green Holdings Ltd.[a]	108,000	41,920

		134,453
AIRLINES — 0.28%
Shandong Airlines Co. Ltd. Class B	30,600	50,469

		50,469
APPAREL — 2.25%
China Lilang Ltd.[a]	99,000	103,663
Luthai Textile Co. Ltd. Class B	74,700	66,466
Peak Sport Products Co. Ltd.[a]	171,000	51,820
Shenzhou International Group Holdings Ltd.	90,000	162,017
Texhong Textile Group Ltd.	72,000	24,976

		408,942
AUTO MANUFACTURERS — 0.29%
Qingling Motors Co. Ltd. Class H	162,000	52,644

		52,644
AUTO PARTS & EQUIPMENT — 1.15%
Double Coin Holdings Ltd. Class B	54,000	31,374
Minth Group Ltd.[a]	144,000	178,079

		209,453
BEVERAGES — 1.42%
Besunyen Holdings Co Ltd	153,000	15,981
China Huiyuan Juice Group Ltd.[a]	139,500	53,067
China Tontine Wines Group Ltd.	234,000	29,873
Dynasty Fine Wines Group Ltd.	90,000	21,587
Kingway Brewery Holdings Ltd.	162,000	61,627
Tibet 5100 Water Resources Holdings Ltd.[b]	234,000	60,652
Yantai North Andre Juice Co. Ltd. Class H	405,000	15,146

		257,933

Security	Shares	Value

BIOTECHNOLOGY — 0.79%
Global Bio-Chem Technology Group Co. Ltd.[a]	450,000	$121,281
Mingyuan Medicare Development Co. Ltd.[b]	630,000	21,935

		143,216
BUILDING MATERIALS — 2.76%
Asia Cement China Holdings Corp.	108,000	60,721
China Fangda Group Co. Ltd. Class Bb	66,600	21,986
China Glass Holdings Ltd.	126,000	29,734
China Singyes Solar Technologies Holdings Ltd.	72,000	41,967
Luoyang Glass Co. Ltd. Class Hb	54,000	13,579
SYP Glass Group Co. Ltd. Class B	38,700	20,859
TCC International Holdings Ltd.[a]	234,000	104,406
West China Cement Ltd.[a]	558,000	129,521
Yuanda China Holdings Ltd.[a,b]	522,000	79,430

		502,203
CHEMICALS — 2.49%
Billion Industrial Holdings Ltd.	130,500	76,569
China Lumena New Materials Corp.[a]	612,000	171,255
China Sanjiang Fine Chemicals Co. Ltd.	144,000	51,994
Fufeng Group Ltd.	180,000	90,061
Hubei Sanonda Co. Ltd. Class Bb	53,100	18,351
Yip’s Chemical Holdings Ltd.	54,000	43,452

		451,682
COAL — 1.39%
China CBM Group Ltd.[b]	434,000	7,276
Hidili Industry International Development Ltd.[a]	243,000	107,795
Loudong General Nice Resources China Holdings Ltd.	324,000	25,486
Winsway Coking Coal Holding Ltd.	396,000	112,344

		252,901
COMMERCIAL SERVICES — 3.80%
AMVIG Holdings Ltd.	126,000	72,629
Anhui Expressway Co. Ltd. Class H	108,000	68,938
Anxin-China Holdings Ltd.[b]	396,000	93,960
Global Energy Resources International Group Ltd.[b]	1,440,000	34,725
Guangdong Provincial Expressway Development Co. Ltd. Class B	77,400	25,751

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Jinzhou Port Co. Ltd. Class B	49,500	$24,750
Shenzhen Chiwan Wharf Holdings Ltd. Class B	41,400	52,105
Shenzhen Expressway Co. Ltd. Class H	162,000	71,236
Shenzhen International Holdings Ltd.[a]	2,092,500	145,711
Xiamen International Port Co. Ltd. Class H	216,000	34,539
Yuexiu Transport Infrastructure Ltd.	144,000	65,364

		689,708
COMPUTERS — 1.35%
CITIC 21CN Co. Ltd.[a,b]	522,000	40,388
Great Wall Technology Co. Ltd. Class H	108,000	29,525
Ju Teng International Holdings Ltd.	198,000	63,832
Nan Hai Corp. Ltd.[b]	6,300,000	30,872
PAX Global Technology Ltd.[b]	81,000	14,623
TPV Technology Ltd.[a]	216,000	66,292

		245,532
COSMETICS & PERSONAL CARE — 1.46%
BaWang International (Group) Holding Ltd.[b]	234,000	35,607
Magic Holdings International Ltd.	118,800	52,853
Prince Frog International Holdings Ltd.[b]	99,000	42,512
Vinda International Holdings Ltd.[a]	99,000	133,791

		264,763
DISTRIBUTION & WHOLESALE — 2.37%
China Haidian Holdings Ltd.	378,000	36,558
Digital China Holdings Ltd.	162,000	325,473
Goldlion Holdings Ltd.	81,000	32,902
Inspur International Ltd.	720,000	24,604
Shanghai Material Trading Co. Ltd. Class Bb	19,800	11,227

		430,764
DIVERSIFIED FINANCIAL SERVICES — 0.35%
China Communication Telecom Services Co. Ltd.[b]	135,000	9,923
Credit China Holdings Ltd.	180,000	23,211
Min Xin Holdings Ltd.	54,000	29,595

		62,729
ELECTRIC — 2.37%
China Datang Corp. Renewable Power Co. Ltd. Class Ha,b	549,000	103,361
China Power International Development Ltd.[a]	414,000	103,036

Security	Shares	Value

China Power New Energy Development Co. Ltd.[b]	1,080,000	$54,315
Huadian Energy Co. Ltd. Class Bb	97,200	27,994
Tianjin Development Holdings Ltd.[b]	126,000	68,729
Zhejiang Southeast Electric Power Co. Ltd. Class B	162,900	74,120

		431,555
ELECTRICAL COMPONENTS & EQUIPMENT — 4.06%
Boer Power Holdings Ltd.	63,000	25,753
Chaowei Power Holdings Ltd.	81,000	40,110
China High Speed Transmission Equipment Group Co. Ltd.	279,000	184,927
Foshan Electrical and Lighting Co. Ltd. Class B	52,200	42,138
Harbin Electric Co. Ltd. Class H	162,000	187,596
Leoch International Technology Ltd.	81,000	24,024
NVC Lighting Holdings Ltd.	297,000	130,983
Tianneng Power International Ltd.[a]	144,000	79,848
Trony Solar Holdings Co. Ltd.[a]	135,000	21,761

		737,140
ELECTRONICS — 2.88%
Catic Shenzhen Holdings Ltd. Class H	58,167	24,603
China Automation Group Ltd.[a]	144,000	49,208
Hi Sun Technology (China) Ltd.[b]	432,000	97,489
Kingboard Laminates Holdings Ltd.[a]	247,500	146,813
Regent Manner International Ltd.	144,000	48,280
Shenzhen SEG Co. Ltd. Class Bb,c	69,300	13,260
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class Bb	20,700	15,429
SVA Electron Co. Ltd. Class Bb	68,400	27,702
Tech Pro Technology Development Ltd.[b]	144,000	54,036
Wasion Group Holdings Ltd.[a]	108,000	46,934

		523,754
ENERGY — ALTERNATE SOURCES — 0.39%
China Suntien Green Energy Corp. Ltd. Class H	315,000	71,492

		71,492
ENGINEERING & CONSTRUCTION — 0.20%
Hainan Meilan International Airport Co. Ltd. Class H	27,000	20,855

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Richly Field China Development Ltd.[b]	900,000	$15,668

		36,523
ENTERTAINMENT — 0.97%
China LotSynergy Holdings Ltd.[b]	1,224,000	21,150
REXLot Holdings Ltd.[a]	1,575,000	134,047
SMI Corp. Ltd.[a,b]	576,000	20,798

		175,995
ENVIRONMENTAL CONTROL — 4.31%
Asia Energy Logistics Group Ltd.[b]	1,350,000	23,676
Beijing Enterprises Water Group Ltd.[a,b]	648,000	173,808
Chiho-Tiande Group Ltd.	72,000	40,852
China Everbright International Ltd.[a]	432,000	200,548
China Metal Recycling Holdings Ltd.[a]	118,800	145,690
China Water Affairs Group Ltd.	252,000	75,391
Dongjiang Environmental Co. Ltd. Class Hb	7,200	26,415
Interchina Holdings Co. Ltd.[b]	765,000	75,960
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	72,000	20,891

		783,231
FOOD — 2.30%
Ausnutria Dairy Corp. Ltd.[a]	81,000	19,115
Beijing Jingkelong Co. Ltd. Class H	45,000	45,669
China Corn Oil Co. Ltd.	63,000	31,440
China Modern Dairy Holdings Ltd.[b]	387,000	102,305
China Starch Holdings Ltd.	540,000	22,283
DaChan Food Asia Ltd.[a]	108,000	21,448
Daqing Dairy Holdings Ltd.[a,b]	108,000	28,132
Global Sweeteners Holdings Ltd.[b]	126,000	18,848
Heng Tai Consumables Group Ltd.[b]	767,950	40,602
Shanghai Dajiang Group Stock Co. Ltd. Class Bb	73,800	25,092
Xiwang Sugar Holdings Co. Ltd.[b]	126,000	21,285
Yashili International Holdings Ltd.	207,000	40,841

		417,060
FOREST PRODUCTS & PAPER — 1.11%
China Forestry Holdings Ltd.[c]	306,000	29,102
China Sunshine Paper Holdings Co. Ltd.	85,500	13,782
Qunxing Paper Holdings Co. Ltd.[c]	148,000	23,271
Shandong Chenming Paper Holdings Ltd. Class B	133,123	72,443

Security	Shares	Value

Shandong Chenming Paper Holdings Ltd. Class H	72,000	$39,460
Youyuan International Holdings Ltd.[b]	81,000	22,979

		201,037
GAS — 0.60%
Binhai Investment Co. Ltd.[b]	432,000	23,676
Towngas China Co. Ltd.[a]	144,000	85,418

		109,094
HAND & MACHINE TOOLS — 0.31%
Chongqing Machinery & Electric Co. Ltd. Class H	252,000	55,569

		55,569
HEALTH CARE — PRODUCTS — 1.30%
China Medical System Holdings Ltd.[a]	130,200	99,563
Golden Meditech Holdings Ltd.[b]	396,000	53,108
Microport Scientific Corp.	117,000	61,708
Trauson Holdings Co. Ltd.	72,000	22,098

		236,477
HOLDING COMPANIES — DIVERSIFIED — 1.68%
C C Land Holdings Ltd.	315,000	84,490
China Chengtong Development Group Ltd.	288,000	12,998
China Merchants China Direct Investments Ltd.[a]	18,000	29,479
CITIC Resources Holdings Ltd.[b]	666,200	118,554
Sino Union Energy Investment Group Ltd.[b]	900,000	59,190

		304,711
HOME BUILDERS — 0.22%
Baoye Group Co. Ltd. Class H	72,000	39,553

		39,553
HOME FURNISHINGS — 1.50%
Chigo Holding Ltd.	882,000	31,278
Hefei Meiling Co. Ltd. Class B	25,280	12,323
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	90,000	22,631
Konka Group Co. Ltd. Class B	65,700	17,114
Royale Furniture Holdings Ltd.	90,000	32,148
TCL Multimedia Technology Holdings Ltd.[b]	126,000	59,468
Tsann Kuen China Enterprise Co. Ltd. Class Bb	129,600	21,392
Welling Holding Ltd.	235,600	41,622

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Wuxi Little Swan Co. Ltd. Class B	27,000	$35,096

		273,072
HOUSEHOLD PRODUCTS & WARES — 0.38%
Biostime International Holdings Ltd.[a]	36,000	69,263

		69,263
INTERNET — 0.25%
Pacific Online Ltd.	90,900	45,598

		45,598
IRON & STEEL — 1.96%
China Nickel Resources Holding Co. Ltd.[a,b]	126,000	12,674
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	225,000	59,480
Chongqing Iron & Steel Co. Ltd. Class Hb	126,000	22,422
Da Ming International Holdings Ltd.[a,b]	90,000	20,542
Shougang Concord International Enterprises Co. Ltd.	1,188,000	91,918
Tiangong International Co. Ltd.	180,000	44,798
Xingda International Holdings Ltd.[a]	198,000	104,174

		356,008
LEISURE TIME — 1.27%
China Travel International Investment Hong Kong Ltd.	666,000	132,260
Huangshan Tourism Development Co. Ltd. Class Bb	31,500	39,690
Jinan Qingqi Motorcycle Co. Ltd. Class Bb	53,100	16,089
Jinshan Development & Construction Co. Ltd. Class Bb	39,600	16,236
Shanghai Jinjiang International Travel Co. Ltd. Class B	14,400	15,782
Zhonglu Co. Ltd. Class Bb	18,000	11,034

		231,091
LODGING — 0.49%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	288,000	44,195
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	34,200	45,281

		89,476
MACHINERY — 3.80%
Changchai Co. Ltd. Class Bb	35,100	15,072
China High Precision Automation Group Ltd.[a,c]	135,000	20,716

Security	Shares	Value

China Textile Machinery Co. Ltd. Class Bb	22,500	$11,205
Dalian Refrigeration Co. Ltd. Class B	18,900	12,600
First Tractor Co. Ltd. Class H	90,000	105,381
Good Friend International Holdings Inc.	36,000	21,726
Haitian International Holdings Ltd.	126,000	132,585
Hangzhou Steam Turbine Co. Ltd. Class B	53,120	68,500
Honghua Group Ltd.[b]	225,000	33,657
Huangshi Dongbei Electrical Appliance Co. Class B	27,000	16,389
Jingwei Textile Machinery Co. Ltd. Class H	36,000	23,490
SGSB Group Co. Ltd. Class Bb	54,000	23,652
Shandong Molong Petroleum Machinery Co. Ltd. Class H	28,800	19,943
Shanghai Automation Instrumentation Co. Ltd. Class Bb	25,200	13,482
Shanghai Diesel Engine Co. Ltd. Class B	46,800	37,721
Shanghai Erfangji Co. Ltd. Class Bb	51,300	18,212
Shanghai Highly Group Co. Ltd. Class Bb	63,000	33,579
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,700	48,416
Shanghai Prime Machinery Co. Ltd. Class H	180,000	34,817

		691,143
MANUFACTURING — 0.38%
China Aerospace International Holdings Ltd.	468,000	41,641
Sunny Optical Technology Group Co Ltd.	81,000	27,680

		69,321
MEDIA — 1.00%
Phoenix Satellite Television Holdings Ltd.	234,000	90,827
VODone Ltd.[a]	540,000	90,525

		181,352
METAL FABRICATE & HARDWARE — 0.45%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	90,000	35,978
Shengli Oil & Gas Holdings Ltd.	229,500	32,258
Wafangdian Bearing Co. Ltd. Class B	18,900	13,039

		81,275
MINING — 3.73%
CGN Mining Co. Ltd.[b]	270,000	32,032
China Kingstone Mining Holdings Ltd.[b]	189,000	21,691
China Mining Resources Group Ltd.[b,c]	1,638,000	23,868
China Precious Metal Resources Holdings Co. Ltd.[b]	414,000	76,877

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

China Qinfa Group Ltd.[b]	144,000	$36,024
China Rare Earth Holdings Ltd.[b]	252,000	73,116
CITIC Dameng Holdings Ltd.[a,b]	207,000	34,968
Hunan Nonferrous Metal Corp. Ltd. Class Hb	378,000	115,037
Lingbao Gold Co. Ltd. Class H	72,000	37,046
North Mining Shares Co. Ltd.[b]	1,530,000	56,230
Real Gold Mining Ltd.[a,c]	126,000	71,979
Vitar International Holdings Ltd.[b]	365,000	38,596
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	171,000	59,538

		677,002
OIL & GAS — 1.56%
MIE Holdings Corp.[a]	180,000	71,260
Sino Oil And Gas Holdings Ltd.[a,b]	1,935,000	66,124
United Energy Group Ltd.[a,b]	882,000	145,583

		282,967
OIL & GAS SERVICES — 0.89%
Anhui Tianda Oil Pipe Co. Ltd. Class H	54,000	12,047
Anton Oilfield Services Group Ltd.	198,000	29,873
CIMC Enric Holdings Ltd.[b]	54,000	31,266
Hilong Holding Ltd.	108,000	27,854
Shenzhen Chiwan Petroleum Supply Base Co. Class B	14,400	15,654
Sinopec Kantons Holdings Ltd.[a]	72,000	44,566

		161,260
PACKAGING & CONTAINERS — 0.57%
CPMC Holdings Ltd.	54,000	28,202
Greatview Aseptic Packaging Co. Ltd.[b]	108,000	52,922
Overseas Chinese Town Asia Holdings Ltd.	54,000	21,587

		102,711
PHARMACEUTICALS — 4.46%
China National Accord Medicines Corp. Ltd. Class B	12,600	26,598
China Pharmaceutical Group Ltd.[a]	180,000	51,065
China Shineway Pharmaceutical Group Ltd.[a]	81,000	151,873
Dawnrays Pharmaceutical Holdings Ltd.	72,000	20,798
Extrawell Pharmaceutical Holdings Ltd.[b]	450,000	27,274
Guangzhou Pharmaceutical Co. Ltd. Class Hc	66,000	49,680

Security	Shares	Value

Hua Han Bio-Pharmaceutical Holdings Ltd. Class Ha	218,880	$41,773
Lijun International Pharmaceutical Holding Co. Ltd.	225,000	33,076
Livzon Pharmaceutical Group Inc. Class B	17,100	41,015
Real Nutriceutical Group Ltd.[a]	162,000	57,866
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	36,000	30,686
Sino Biopharmaceutical Ltd.[a]	612,000	169,677
Tong Ren Tang Technologies Co. Ltd. Class H	63,000	74,254
United Gene High-Tech Group Ltd.[b]	1,440,000	14,670
Winteam Pharmaceutical Group Ltd.[b]	126,000	20,960

		811,265
PIPELINES — 0.49%
China Oil and Gas Group Ltd.[b]	900,000	88,204

		88,204
REAL ESTATE — 13.28%
Beijing Capital Land Ltd. Class H	234,000	70,911
Beijing North Star Co. Ltd. Class H	162,000	34,678
Beijing Properties Holdings Ltd.[b]	342,000	22,933
Central China Real Estate Ltd.	144,038	36,777
China Aoyuan Property Group Ltd.	270,000	38,995
China Overseas Grand Oceans Group Ltd.	90,000	110,603
China Properties Group Ltd.[b]	126,000	39,158
China SCE Property Holdings Ltd.	234,000	52,806
China South City Holdings Ltd.	414,000	58,725
Fantasia Holdings Group Co. Ltd.	418,500	52,888
Glorious Property Holdings Ltd.[b]	648,000	134,534
Greentown China Holdings Ltd.	157,500	119,830
Henderson Investment Ltd.	252,000	20,798
HKC (Holdings) Ltd.	639,000	31,724
Hopson Development Holdings Ltd.[a]	144,000	116,801
Jiangsu Future Land Co. Ltd. Class B	149,400	93,524
Jinchuan Group International Resources Co. Ltd.[b]	180,000	38,299
Kai Yuan Holdings Ltd.[b]	1,620,000	41,572
Kaisa Group Holdings Ltd.[b]	459,000	102,990
KWG Property Holdings Ltd.[a]	279,000	169,816
Lai Fung Holdings Ltd.	657,000	14,233
Minmetals Land Ltd.	288,000	40,481
New World China Land Ltd.	594,000	162,388

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Powerlong Real Estate Holdings Ltd.	333,000	$67,847
Road King Infrastructure Ltd.	63,000	42,408
Shanghai Dingli Technology Development Group Co. Ltd. Class Bb	27,900	17,884
Shanghai Industrial Urban Development Group Ltd.[b]	342,000	75,855
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	62,100	44,091
Shanghai Lingyun Industries Development Co. Ltd. Class Bb	43,200	17,712
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	43,200	28,469
Shanghai Zendai Property Ltd.[b]	720,000	15,134
Shenzhen International Enterprise Co., Ltd. Class Bb	16,900	22,011
Shenzhen Investment Ltd.	504,000	120,886
Silver Grant International Industries Ltd.	324,000	87,322
Sinolink Worldwide Holdings Ltd.[b]	450,000	43,522
SPG Land Holdings Ltd.	90,000	21,471
SRE Group Ltd.	576,000	36,396
Sunac China Holdings Ltd.[b]	216,000	75,205
Tomson Group Ltd.	126,000	33,959
Yuzhou Properties Co.	144,000	34,910
Zhong An Real Estate Ltd.[b]	71,000	9,980
Zhuguang Holdings Group Co. Ltd.[b]	108,000	13,231

		2,413,757
REAL ESTATE INVESTMENT TRUSTS — 0.46%
Yuexiu Real Estate Investment Trust	162,000	84,188

		84,188
RETAIL — 7.08%
361 Degrees International Ltd.[a]	144,000	62,393
Ajisen (China) Holdings Ltd.[a]	126,000	172,555
Boshiwa International Holding Ltd.	153,000	53,665
Century Ginwa Retail Holdings Ltd.[b]	396,000	26,043
China Flooring Holding Co. Ltd.[a,b]	108,000	24,372
Embry Holdings Ltd.	27,000	15,912
Evergreen International Holdings Ltd.	63,000	20,229
FIYTA Holdings Ltd. Class B	17,100	19,669
Le Saunda Holdings Ltd.	72,000	26,647
Li Ning Co. Ltd.	162,000	194,699
Maoye International Holdings Ltd.[b]	324,000	84,397
Meike International Holdings Ltd.	126,000	10,724

Security	Shares	Value

New World Department Store China Ltd.[a]	117,000	$73,778
PCD Stores Ltd.[a]	648,000	125,342
Ports Design Ltd.	85,500	136,055
Pou Sheng International Holdings Ltd.[b]	351,000	50,241
Shirble Department Stores Ltd.	144,000	19,126
Sparkle Roll Group Ltd.	360,000	41,781
Viva China Holdings Ltd.[b]	1,548,000	24,553
Xinhua Winshare Publishing and Media Co. Ltd. Class H	99,000	48,768
XTEP International Holdings Ltd.	153,000	55,244

		1,286,193
SEMICONDUCTORS — 0.56%
Comtec Solar Systems Group Ltd.[b]	126,000	25,835
Heng Xin China Holdings Ltd.[a,b]	432,000	46,237
Solargiga Energy Holdings Ltd.[a]	225,000	29,014

		101,086
SHIPBUILDING — 0.30%
Guangzhou Shipyard International Co. Ltd. Class H	54,800	55,402

		55,402
SOFTWARE — 2.54%
China ITS Holdings Co. Ltd.[b]	207,000	40,040
Chinasoft International Ltd.[a,b]	180,000	54,547
Kingdee International Software Group Co. Ltd.[a]	415,200	111,902
Kingsoft Corp. Ltd.[a]	162,000	78,130
NetDragon Websoft Inc.	45,000	28,666
Shanghai Baosight Software Co. Ltd. Class B	27,090	30,828
Travelsky Technology Ltd. Class H	216,500	117,816

		461,929
TELECOMMUNICATIONS — 3.15%
BYD Electronic International Co. Ltd.[b]	193,500	78,850
China All Access Holdings Ltd.[a]	162,000	39,483
China Energine International Holdings Ltd.[b]	378,000	17,304
China Wireless Technologies Ltd.	324,000	68,521
Comba Telecom Systems Holdings Ltd.[a]	198,000	148,856
DBA Telecommunications (Asia) Holdings Ltd.	108,000	44,148
Eastern Communications Co. Ltd. Class B	70,200	29,133

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Nanjing Panda Electronics Co. Ltd. Class Hb	54,000	$12,256
O-Net Communications Group Ltd.[b]	90,000	31,800
Shanghai Potevio Co. Ltd. Class Bb	27,900	14,787
SIM Technology Group Ltd.[a]	180,000	16,712
TCL Communication Technology Holdings Ltd.	126,000	71,004

		572,854
TEXTILES — 0.85%
International Taifeng Holdings Ltd.	72,000	31,568
Shanghai Haixin Group Co. Ltd. Class Bb	98,100	44,733
Sijia Group Co. Ltd.	54,000	20,194
Weiqiao Textile Co. Ltd. Class H	94,500	58,737

		155,232
TOYS, GAMES & HOBBIES — 0.21%
Hutchison Harbour Ring Ltd.[a]	414,000	38,438

		38,438
TRANSPORTATION — 2.25%
Cosco International Holdings Ltd.[a]	162,000	76,877
Dazhong Transportation Group Co. Ltd. Class B	124,200	62,472
Shanghai Jin Jiang International Industrial Investment Co. Ltd. Class B	34,200	26,368
Sinotrans Ltd. Class H	378,000	78,966
Sinotrans Shipping Ltd.[a]	324,000	89,411
Tianjin Marine Shipping Co. Ltd. Class Bb	33,300	10,656
Tianjin Port Development Holdings Ltd.	414,000	64,598

		409,348

TOTAL COMMON STOCKS
(Cost: $22,940,277)		18,112,298

RIGHTS — 0.07%

OIL & GAS SERVICES — 0.07%
Sinopec Kantons Holdings Ltd.[b]	72,000	13,277

		13,277

TOTAL RIGHTS
(Cost: $7,760)		13,277

Security	Shares	Value

SHORT-TERM INVESTMENTS — 24.14%

MONEY MARKET FUNDS — 24.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	4,082,855	$4,082,855
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	301,956	301,956
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	1,308	1,308

		4,386,119

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,386,119)		4,386,119

TOTAL INVESTMENTS IN SECURITIES — 123.89%
(Cost: $27,334,156)		22,511,694
Other Assets, Less Liabilities — (23.89)%		(4,341,341)

NET ASSETS — 100.00%		$18,170,353

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 94.06%

ADVERTISING — 0.53%
Stroer Out-Of-Home Media AGa	814	$15,027

		15,027
AEROSPACE & DEFENSE — 4.77%
MTU Aero Engines Holding AG	1,762	134,751

		134,751
AGRICULTURE — 0.80%
KWS Saat AG	99	22,480

		22,480
APPAREL — 0.94%
Gerry Weber International AG	705	26,642

		26,642
AUTO PARTS & EQUIPMENT — 1.92%
ElringKlinger AG	1,305	42,996
SAF-Holland SAa	1,635	11,264

		54,260
BANKS — 2.06%
Aareal Bank AGa	1,753	38,059
Comdirect Bank AG	1,752	20,109

		58,168
BIOTECHNOLOGY — 0.70%
MorphoSys AGa,b	801	19,833

		19,833
BUILDING MATERIALS — 0.50%
Bauer AG	423	13,991

		13,991
CHEMICALS — 7.64%
H&R AG	614	13,113
SGL Carbon SEa,b	1,747	85,065
Symrise AG	4,011	117,559

		215,737
COMMERCIAL SERVICES — 6.61%
Bertrandt AG	189	15,708
Evotec AGa	3,928	14,471
GFK SE	591	30,746
Hamburger Hafen und Logistik AG	994	35,356
Sixt AG	933	20,718
Wirecard AG	3,520	69,759

		186,758

Security	Shares	Value

COMPUTERS — 3.08%
Bechtle AG	581	$23,708
Wincor Nixdorf AG	1,157	63,116

		86,824
DIVERSIFIED FINANCIAL SERVICES — 0.71%
MLP AG	2,354	19,989

		19,989
ELECTRICAL COMPONENTS & EQUIPMENT — 3.26%
LEONI AG	1,123	56,544
Vossloh AG	335	35,573

		92,117
ENERGY — ALTERNATE SOURCES — 0.48%
Nordex SEa	2,212	13,437

		13,437
ENGINEERING & CONSTRUCTION — 5.41%
Bilfinger Berger AG	1,555	152,889

		152,889
HAND & MACHINE TOOLS — 1.82%
Gildemeister AGa	1,797	29,098
KUKA AGa	977	22,264

		51,362
HEALTH CARE — PRODUCTS — 1.48%
Carl Zeiss Meditec AG	1,267	29,745
STRATEC Biomedical AG	299	11,977

		41,722
HEALTH CARE — SERVICES — 3.03%
Rhoen Klinikum AG	4,350	85,481

		85,481
HOLDING COMPANIES — DIVERSIFIED — 0.43%
KHD Humboldt Wedag International AGa	1,473	12,217

		12,217
HOME FURNISHINGS — 1.11%
Rational AG	130	31,433

		31,433
INTERNET — 0.34%
XING AGa	148	9,590

		9,590

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

LEISURE TIME — 2.46%
CTS Eventim AG	958	$31,929
TUI AGa	4,730	37,496

		69,425
MACHINERY — 7.84%
DEUTZ AGa	2,422	17,677
Duerr AG	299	18,397
Heidelberger Druckmaschinen AGa	7,845	14,566
Krones AG	487	27,915
Pfeiffer Vacuum Technology AG	348	37,842
Rheinmetall AG	1,434	87,329
Wacker Neuson SE	1,013	17,751

		221,477
MANUFACTURING — 2.12%
Balda AGa	1,508	12,204
Gesco AG	130	12,210
Indus Holding AG	738	21,684
Jenoptik AGa	1,797	13,724

		59,822
MEDIA — 1.26%
Sky Deutschland AGa,b	12,899	35,683

		35,683
METAL FABRICATE & HARDWARE — 5.40%
Aurubis AG	1,283	76,726
Kloeckner & Co. SE	3,587	55,637
NORMA Group[a]	796	20,018

		152,381
OIL & GAS — 1.17%
Fuchs Petrolub AG	676	33,097

		33,097
PACKAGING & CONTAINERS — 1.65%
Gerresheimer AG	1,043	46,510

		46,510
PHARMACEUTICALS — 2.31%
Stada Arzneimittel AG	2,119	65,110

		65,110
REAL ESTATE — 6.74%
Deutsche EuroShop AG	1,576	54,497
Deutsche Wohnen AG Bearer	3,661	48,841
GAGFAH SA	3,629	20,593
GSW Immobilien AGa	910	28,728

Security	Shares	Value

IVG Immobilien AGa	5,707	$16,643
TAG Immobilien AGa	2,570	21,109

		190,411
REAL ESTATE INVESTMENT TRUSTS — 0.94%
Alstria Office REIT AG	2,356	26,537

		26,537
RETAIL — 3.57%
BayWa AG Registered	534	21,144
Delticom AG	206	21,494
Douglas Holding AG	865	40,036
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,762	4,903
Tom Tailor Holding AGa	675	13,287

		100,864
SEMICONDUCTORS — 5.14%
AIXTRON AG	3,506	58,461
Dialog Semiconductor PLC[a]	1,995	43,006
Kontron AG	2,246	18,402
SolarWorld AG	3,235	14,341
Suss Microtec AGa	812	10,922

		145,132
SOFTWARE — 2.93%
Software AG	2,171	82,841

		82,841
TELECOMMUNICATIONS — 2.91%
ADVA AG Optical Networking[a]	1,553	10,032
Drillisch AG	1,767	17,539
Freenet AG	4,005	54,485

		82,056

TOTAL COMMON STOCKS
(Cost: $2,440,498)		2,656,054

PREFERRED STOCKS — 5.88%

BIOTECHNOLOGY — 0.38%
Biotest AG	208	10,796

		10,796
BUILDING MATERIALS — 0.59%
Sto AG	105	16,644

		16,644

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

ELECTRONICS — 0.69%
Sartorius AG	333	$19,355

		19,355
HEALTH CARE — PRODUCTS — 1.11%
Draegerwerk AG & Co. KGaA	284	31,297

		31,297
MACHINERY — 0.76%
Jungheinrich AG	614	21,560

		21,560
OIL & GAS — 2.35%
Fuchs Petrolub AG	1,246	66,471

		66,471

TOTAL PREFERRED STOCKS
(Cost: $139,857)		166,123

SHORT-TERM INVESTMENTS — 1.88%

MONEY MARKET FUNDS — 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	47,280	47,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	3,497	3,497
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	2,245	2,245

		53,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,022)		53,022

TOTAL INVESTMENTS IN SECURITIES — 101.82%
(Cost: $2,633,377)		2,875,199
Other Assets, Less Liabilities — (1.82)%		(51,295)

NET ASSETS — 100.00%		$2,823,904

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.91%

APPAREL — 2.32%
Stella International Holdings Ltd.	58,000	$133,713

		133,713
AUTO PARTS & EQUIPMENT — 2.64%
Xinyi Glass Holdings Co. Ltd.	242,000	152,582

		152,582
BANKS — 4.76%
Dah Sing Banking Group Ltd.	116,800	125,148
Dah Sing Financial Holdings Ltd.	38,000	149,928

		275,076
BEVERAGES — 2.24%
Silver Base Group Holdings Ltd.	70,000	52,619
Vitasoy International Holdings Ltd.	96,000	76,496

		129,115
CHEMICALS — 0.17%
Sateri Holdings Ltd.[a]	27,000	9,783

		9,783
DIVERSIFIED FINANCIAL SERVICES — 1.75%
Value Partners Group Ltd.	141,000	101,082

		101,082
ELECTRICAL COMPONENTS & EQUIPMENT — 4.00%
Johnson Electric Holdings Ltd.	288,000	172,673
Sinopoly Battery Ltd.[a]	1,060,000	58,086

		230,759
ELECTRONICS — 4.30%
AAC Acoustic Technologies Holdings Inc.	94,000	241,675
Truly International Holdings Ltd.	34,000	6,444

		248,119
HAND & MACHINE TOOLS — 3.75%
Techtronic Industries Co. Ltd.[b]	179,000	216,489

		216,489
HOLDING COMPANIES — DIVERSIFIED — 2.12%
Melco International Development Ltd.[a]	125,000	122,652

		122,652
LODGING — 0.07%
Kingston Financial Group Ltd.	35,000	3,836

		3,836

Security	Shares	Value

MACHINERY — 0.98%
ERA Mining Machinery Ltd.[a]	516,000	$56,552

		56,552
MANUFACTURING — 1.58%
Singamas Container Holdings Ltd.	296,000	91,216

		91,216
MEDIA — 3.86%
Television Broadcasts Ltd.	35,000	223,158

		223,158
METAL FABRICATE & HARDWARE — 0.53%
EVA Precision Industrial Holdings Ltd.	142,000	30,576

		30,576
MINING — 4.98%
CST Mining Group Ltd.[a]	3,912,000	58,511
G-Resources Group Ltd.[a,b]	2,304,000	157,448
Mongolia Energy Corp. Ltd.[a]	686,000	71,645

		287,604
OIL & GAS — 2.09%
Brightoil Petroleum (Holdings) Ltd.[b]	414,000	120,639

		120,639
PHARMACEUTICALS — 1.42%
United Laboratories International Holdings Ltd. (The)	114,000	82,167

		82,167
REAL ESTATE — 10.26%
Great Eagle Holdings Ltd.	72,000	209,343
Kowloon Development Co. Ltd.	160,000	174,942
Midland Holdings Ltd.	172,000	108,003
Shun Tak Holdings Ltd.	232,000	99,911

		592,199
REAL ESTATE INVESTMENT TRUSTS — 4.89%
Champion REIT	633,000	282,396

		282,396
RETAIL — 24.68%
Bonjour Holdings Ltd.	300,000	52,607
Cafe de Coral Holdings Ltd.	60,000	154,106
Chow Sang Sang Holdings International Ltd.[b]	45,000	123,006
Emperor Watch & Jewellery Ltd.	460,000	65,836
Esprit Holdings Ltd.	168,100	377,134

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Giordano International Ltd.	222,000	$179,187
I.T Ltd.	84,000	56,103
Luk Fook Holdings International Ltd.[b]	38,000	145,029
Man Wah Holdings Ltd.	21,200	16,018
Oriental Watch Holdings Ltd.	74,000	36,257
Sa Sa International Holdings Ltd.	158,000	96,157
Trinity Ltd.	156,000	123,300

		1,424,740
SEMICONDUCTORS — 1.03%
Honbridge Holdings Ltd.[a]	328,000	59,631

		59,631
TELECOMMUNICATIONS — 8.94%
Hutchison Telecommunications Hong Kong Holdings Ltd.	304,000	129,350
SmarTone Telecommunications Holding Ltd.[b]	53,000	113,166
VTech Holdings Ltd.[b]	24,300	273,840

		516,356
TEXTILES — 3.65%
Pacific Textile Holdings Ltd.	109,000	70,973
Texwinca Holdings Ltd.[b]	112,000	140,078

		211,051
TRANSPORTATION — 2.90%
Pacific Basin Shipping Ltd.[b]	321,000	167,211

		167,211

TOTAL COMMON STOCKS
(Cost: $4,886,922)		5,768,702

SHORT — TERM INVESTMENTS — 18.58%

MONEY MARKET FUNDS — 18.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	995,678	995,678
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	73,637	73,637
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	3,275	3,275

		1,072,590

Value

TOTAL SHORT — TERM INVESTMENTS
(Cost: $1,072,590)	$1,072,590

TOTAL INVESTMENTS IN SECURITIES — 118.49%
(Cost: $5,959,512)	6,841,292
Other Assets, Less Liabilities — (18.49)%	(1,067,643)

NET ASSETS — 100.00%	$5,773,649

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.09%

AGRICULTURE — 7.00%
First Resources Ltd.[a]	57,000	$83,881
GMG Global Ltd.	382,000	45,646
Indofood Agri Resources Ltd.[b]	60,000	77,709

		207,236
COAL — 4.25%
Sakari Resources Ltd.	59,000	125,859

		125,859
COMMERCIAL SERVICES — 1.69%
Ezion Holdings Ltd.	68,000	50,170

		50,170
DIVERSIFIED FINANCIAL SERVICES — 1.25%
ARA Asset Management Ltd.[c]	33,000	37,050

		37,050
ELECTRONICS — 4.79%
Venture Corp. Ltd.	21,000	141,970

		141,970
ENGINEERING & CONSTRUCTION — 3.88%
SATS Ltd.	59,000	114,977

		114,977
ENVIRONMENTAL CONTROL — 2.82%
Hyflux Ltd.	71,000	83,416

		83,416
FOOD — 1.51%
China Minzhong Food Corp. Ltd.[b]	52,000	44,829

		44,829
HEALTH CARE — PRODUCTS — 3.40%
Biosensors International Group Ltd.[b]	86,000	100,694

		100,694
HOUSEHOLD PRODUCTS & WARES — 1.31%
OSIM International Ltd.	40,000	38,815

		38,815
LODGING — 2.49%
Overseas Union Enterprise Ltd.	37,000	73,884

		73,884
MINING — 3.18%
LionGold Corp. Ltd.[a],b	71,000	50,676
Midas Holdings Ltd.	137,000	43,398

		94,074

Security	Shares	Value

REAL ESTATE — 8.24%
Perennial China Retail Trust[a,b]	128,000	$53,892
Wing Tai Holdings Ltd.	108,000	110,429
Yanlord Land Group Ltd.	72,000	79,682

		244,003
REAL ESTATE INVESTMENT TRUSTS — 40.24%
Ascott Residence Trust	39,000	33,309
Cache Logistics Trust	41,000	32,880
Cambridge Industrial Trust	97,000	40,451
CapitaCommercial Trust	225,000	213,822
CDL Hospitality Trusts	62,000	85,272
Frasers Centrepoint Trust	45,000	54,493
K-REIT Asia[a]	117,000	86,792
Lippo Malls Indonesia Retail Trust	289,000	91,548
Mapletree Commercial Trust	94,000	65,584
Mapletree Industrial Trust	120,000	113,557
Mapletree Logistics Trust	120,000	86,611
Parkway Life REIT	24,000	34,452
Starhill Global REIT	60,000	29,352
Suntec REIT	227,000	223,914

		1,192,037
SHIPBUILDING — 2.17%
STX OSV Holdings Ltd.	48,000	64,285

		64,285
TELECOMMUNICATIONS — 2.50%
M1 Ltd.	37,000	74,181

		74,181
TRANSPORTATION — 8.37%
Ezra Holdings Ltd.[b]	64,000	64,157
Singapore Post Ltd.	136,000	105,794
SMRT Corp. Ltd.[a]	56,000	77,918

		247,869

TOTAL COMMON STOCKS
(Cost: $2,541,049)		2,935,349

SHORT-TERM INVESTMENTS — 5.17%

MONEY MARKET FUNDS — 5.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	141,084	141,084

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	10,434	$10,434
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	1,605	1,605

		153,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,123)		153,123

TOTAL INVESTMENTS IN SECURITIES — 104.26%
(Cost: $2,694,172)		3,088,472
Other Assets, Less Liabilities — (4.26)%		(126,156)

NET ASSETS — 100.00%		$2,962,316

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

ADVERTISING — 0.75%
Aegis Group PLC	7,723	$21,306

		21,306
AEROSPACE & DEFENSE — 1.59%
BBA Aviation PLC	4,490	14,517
Chemring Group PLC	1,829	12,821
Ultra Electronics Holdings PLC	649	17,479

		44,817
AGRICULTURE — 0.43%
Genus PLC	562	12,282

		12,282
AIRLINES — 0.33%
easyJet PLC	1,342	9,422

		9,422
BEVERAGES — 0.79%
Britvic PLC	2,275	13,802
Marston’s PLC	5,371	8,400

		22,202
BIOTECHNOLOGY — 0.35%
Abcam PLC	1,452	7,869
Andor Technology Ltd.[a]	245	2,109

		9,978
CHEMICALS — 3.75%
AZ Electronic Materials SA	2,869	12,970
Croda International PLC	1,270	43,700
Elementis PLC	4,232	11,222
Filtrona PLC	1,963	14,111
Victrex PLC	752	15,929
Yule Catto & Co. PLC	2,399	8,216

		106,148
COAL — 0.35%
New World Resources PLC	992	8,668
UK Coal PLC[a]	2,519	1,227

		9,895
COMMERCIAL SERVICES — 7.05%
Ashtead Group PLC	4,740	18,703
Cape PLC	1,111	7,756
Chime Communications PLC	604	2,258
Davis Service Group PLC (The)	1,619	13,061

Security	Shares	Value

De La Rue PLC	935	$14,227
Dignity PLC	515	6,816
Hays PLC	13,033	16,770
Homeserve PLC	2,032	7,226
Interserve PLC	1,184	5,771
ITE Group PLC	2,103	7,676
Lavendon Group PLC	1,543	2,933
Mears Group PLC	799	3,041
Michael Page International PLC	2,711	19,644
Northgate PLC[a]	1,252	4,940
QinetiQ Group PLC	6,225	15,025
Rentokil Initial PLC[a]	15,078	18,787
RPS Group PLC	2,047	7,397
Savills PLC	1,184	6,867
Speedy Hire PLC	4,842	2,127
Sthree PLC	914	4,179
W.S. Atkins PLC	942	11,346
Xchanging PLC[a]	2,021	2,760

		199,310
COMPUTERS — 1.28%
Computacenter PLC	867	5,543
Logica PLC	15,173	20,857
Promethean World PLC	1,265	1,419
SDL PLC	742	8,416

		36,235
COSMETICS & PERSONAL CARE — 0.28%
PZ Cussons PLC	1,617	8,008

		8,008
DISTRIBUTION & WHOLESALE — 1.61%
Diploma PLC	1,065	6,754
Inchcape PLC	4,122	24,712
John Menzies PLC	390	3,657
SIG PLC	5,557	10,333

		45,456
DIVERSIFIED FINANCIAL SERVICES — 7.37%
Aberdeen Asset Management PLC	6,398	24,601
Ashmore Group PLC	3,002	18,501
Brewin Dolphin Holdings PLC	2,281	5,688
Close Brothers Group PLC	1,161	13,678
Collins Stewart Hawkpoint PLC	2,316	3,644
F&C Asset Management PLC	4,500	5,086

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Hargreaves Lansdown PLC	2,010	$13,752
Henderson Group PLC	9,766	18,596
IG Group Holdings PLC	3,243	22,919
Intermediate Capital Group PLC	3,763	16,272
International Personal Finance PLC	2,421	9,580
Jupiter Fund Management PLC	2,367	9,453
Paragon Group of Companies PLC	2,072	6,170
Provident Financial PLC	1,213	21,896
Rathbone Brothers PLC	408	8,075
Tullett Prebon PLC	2,029	10,394

		208,305
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Volex PLC	439	1,809

		1,809
ELECTRONICS — 4.15%
Electrocomponents PLC	4,109	15,852
Halma PLC	3,554	22,306
Premier Farnell PLC	3,481	12,128
Renishaw PLC	343	7,874
Rotork PLC	816	26,996
Spectris PLC	1,008	28,098
TT electronics PLC	1,386	4,041

		117,295
ENGINEERING & CONSTRUCTION — 1.75%
Carillion PLC	4,057	21,063
Costain Group PLC	361	1,171
Galliford Try PLC	769	7,260
Keller Group PLC	572	3,831
Kier Group PLC	359	7,082
Morgan Sindall Group PLC	346	3,734
Severfield-Rowen PLC	833	2,711
WSP Group PLC	598	2,589

		49,441
ENTERTAINMENT — 2.95%
888 Holdings PLC[a]	1,887	1,696
Betfair Group PLC	752	10,391
Cineworld Group PLC	1,337	4,277
Eros International PLC[a]	328	1,174
Ladbrokes PLC	8,552	20,506
PartyGaming PLC	6,385	16,166
Rank Group PLC	915	2,011

Security	Shares	Value

Sportingbet PLC	5,582	$3,388
William Hill PLC	6,616	23,727

		83,336
ENVIRONMENTAL CONTROL — 0.22%
Shanks Group PLC	3,734	6,269

		6,269
FOOD — 1.65%
Booker Group PLC	13,776	16,516
Dairy Crest Group PLC	1,255	6,468
Devro PLC	1,549	7,777
Greggs PLC	904	7,899
Ocado Group PLC[a]	2,885	4,288
Premier Foods PLC[a]	19,099	3,585

		46,533
FOREST PRODUCTS & PAPER — 1.92%
DS Smith PLC	8,731	23,487
Mondi PLC	3,287	30,928

		54,415
HEALTH CARE — PRODUCTS — 0.04%
Immunodiagnostic Systems Holdings PLC	172	1,036

		1,036
HEALTH CARE — SERVICES — 0.25%
Synergy Health PLC	520	7,048

		7,048
HOLDING COMPANIES — DIVERSIFIED — 1.59%
Drax Group PLC	3,438	28,504
Lonrho PLC[a]	12,188	2,190
Mitie Group PLC	3,389	14,401

		45,095
HOME BUILDERS — 4.65%
Barratt Developments PLC[a]	9,091	21,377
Bellway PLC	1,139	14,847
Berkeley Group Holdings PLC (The)[a]	1,175	26,053
Bovis Homes Group PLC	1,256	10,142
Persimmon PLC	2,838	30,624
Redrow PLC[a]	2,170	4,385
Taylor Wimpey PLC[a]	30,123	23,911

		131,339

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

HOME FURNISHINGS — 0.52%
Galiform PLC[a]	5,971	$11,084
Pace PLC	2,578	3,655

		14,739
HOUSEHOLD PRODUCTS & WARES — 0.12%
McBride PLC[a]	1,689	3,406

		3,406
INSURANCE — 4.47%
Amlin PLC	4,263	23,930
Beazley PLC	4,240	9,699
Catlin Group Ltd.	3,231	21,487
Chesnara PLC	1,078	2,945
Hiscox Ltd.	3,263	21,371
Jardine Lloyd Thompson Group PLC	1,229	13,782
Lancashire Holdings Ltd.	1,412	17,267
Phoenix Group Holdings	552	4,850
St James’s Place PLC	1,854	10,928

		126,259
INTERNET — 1.87%
ASOS PLC[a]	642	18,829
Blinkx PLC[a]	2,660	3,378
Cupid PLC	339	1,167
Moneysupermarket.com Group PLC	2,396	4,846
Monitise PLC[a]	5,291	3,254
Rightmove PLC	929	21,459

		52,933
IRON & STEEL — 0.62%
Ferrexpo PLC	2,217	11,361
London Mining PLC[a]	964	4,851
Zanaga Iron Ore Co. Ltd.[a]	784	1,315

		17,527
LEISURE TIME — 0.13%
Thomas Cook Group PLC	8,207	3,704

		3,704
LODGING — 0.41%
Millennium & Copthorne Hotels PLC	1,495	11,556

		11,556
MACHINERY — 0.88%
Pursuit Dynamics PLC[a]	650	851
Spirax-Sarco Engineering PLC	731	23,997

		24,848

Security	Shares	Value

MANUFACTURING — 5.01%
Cookson Group PLC	2,604	$28,099
Fenner PLC	1,816	13,724
Hill & Smith Holdings PLC	723	3,615
IMI PLC	3,024	46,809
Melrose PLC	3,684	22,999
Morgan Crucible Co. PLC (The)	2,573	14,530
Senior PLC	3,788	11,836

		141,612
MEDIA — 3.01%
Daily Mail & General Trust PLC Class A NVS	2,407	16,534
Euromoney Institutional Investor PLC	401	4,593
Informa PLC	5,206	36,043
Mecom Group PLC	1,057	3,153
Trinity Mirror PLC[a]	2,418	1,777
UBM PLC	2,306	21,476
Yell Group PLC[a]	22,214	1,583

		85,159
METAL FABRICATE & HARDWARE — 0.43%
Bodycote PLC	1,799	12,070

		12,070
MINING — 3.56%
African Barrick Gold PLC	1,160	8,709
African Minerals Ltd.[a]	2,164	19,860
Allied Gold Mining PLC[a]	1,880	3,334
Anglo Pacific Group PLC	921	4,883
Avocet Mining PLC	1,592	5,716
Centamin PLC[a]	4,057	5,885
Gem Diamonds Ltd.[a]	1,039	4,211
Highland Gold Mining Ltd.	1,074	2,775
Hochschild Mining PLC	1,592	12,995
Pan African Resources PLC	10,194	2,850
Patagonia Gold PLC[a]	4,150	2,552
Petra Diamonds Ltd.[a]	3,512	8,584
Petropavlovsk PLC	1,592	18,272

		100,626
OIL & GAS — 8.68%
Afren PLC[a]	10,052	21,485
Amerisur Resources PLC[a]	7,699	3,321
Aurelian Oil & Gas PLC[a]	3,925	1,238
Bahamas Petroleum Co. PLC[a]	10,901	2,394
Borders & Southern Petroleum PLC[a]	3,419	4,301

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Bowleven PLC[a]	2,025	$3,105
Cairn Energy PLC[a]	5,084	27,954
Chariot Oil & Gas Ltd.[a]	1,274	3,460
Circle Oil PLC[a]	4,206	1,646
Cove Energy PLC[a]	4,617	17,849
EnQuest PLC[a]	5,283	10,701
Falkland Oil & Gas Ltd.[a]	1,743	1,893
Faroe Petroleum PLC[a]	1,595	4,421
Gulf Keystone Petroleum Ltd.[a]	7,633	42,585
Gulfsands Petroleum PLC[a]	857	2,338
Hardy Oil & Gas PLC[a]	540	1,288
Heritage Oil PLC[a]	1,735	5,061
JKX Oil & Gas PLC	960	2,032
Melrose Resources PLC	642	1,351
Nautical Petroleum PLC[a]	783	4,619
Ophir Energy PLC[a]	1,537	10,410
Premier Oil PLC[a]	4,407	31,018
Rockhopper Exploration PLC[a]	2,540	15,266
Salamander Energy PLC[a]	1,377	5,402
San Leon Energy PLC[a]	6,780	1,408
SOCO International PLC[a]	2,081	11,229
Sterling Energy PLC[a]	1,737	1,311
Valiant Petroleum PLC[a]	347	2,769
Xcite Energy Ltd.[a]	1,589	3,535

		245,390
OIL & GAS SERVICES — 2.01%
Hunting PLC	1,101	14,475
John Wood Group PLC	3,131	37,912
Kentz Corp. Ltd.	603	4,534

		56,921
PHARMACEUTICALS — 1.29%
BTG PLC[a]	3,080	17,403
Hikma Pharmaceuticals PLC	1,379	16,147
Vectura Group PLC[a]	3,105	2,852

		36,402
REAL ESTATE — 2.13%
Capital & Counties Properties PLC	5,159	15,683
Development Securities PLC	1,126	3,026
Grainger PLC	3,900	6,847
Helical Bar PLC	939	2,809
Quintain Estates and Development PLC[a]	4,879	3,234
Raven Russia Ltd.	4,727	4,644

Security	Shares	Value

Regus PLC	6,205	$10,973
Songbird Estates PLC[a]	2,879	4,898
St. Modwen Properties PLC	1,407	3,675
UNITE Group PLC	1,505	4,448

		60,237
REAL ESTATE INVESTMENT TRUSTS — 2.85%
Big Yellow Group PLC	1,037	4,804
Derwent London PLC	861	23,244
Great Portland Estates PLC	2,948	16,628
London & Stamford Property PLC	4,643	8,470
Metric Property Investments PLC	1,768	2,429
Primary Health Properties PLC	611	3,250
Shaftesbury PLC	2,362	18,489
Workspace Group PLC	947	3,408

		80,722
RETAIL — 6.76%
Carpetright PLC[a]	347	3,681
Debenhams PLC	12,123	14,292
Domino’s Pizza UK & IRL PLC	1,069	7,580
DSG International PLC[a]	33,968	8,101
Dunelm Group PLC	666	5,516
Enterprise Inns PLC[a]	4,744	4,036
Greene King PLC	1,798	14,433
Halfords Group PLC	1,922	9,727
Home Retail Group PLC	7,661	12,483
JD Wetherspoon PLC	990	6,351
Kesa Electricals PLC	4,981	5,932
Lookers PLC	2,164	1,970
Majestic Wine PLC	596	3,999
Mitchells & Butlers PLC[a]	2,314	9,703
Mothercare PLC	708	2,440
N Brown Group PLC	1,471	5,612
Pendragon PLC[a]	12,603	2,819
Restaurant Group PLC (The)	1,883	8,350
Spirit Pub Co. PLC[a]	6,187	5,732
Sports Direct International PLC[a]	1,630	7,681
SuperGroup PLC[a]	264	2,298
Travis Perkins PLC	2,165	37,144
WH Smith PLC	1,313	11,159

		191,039

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

SEMICONDUCTORS — 1.17%
CSR PLC	1,882	$7,660
Imagination Technologies Group PLC[a]	1,946	19,134
IQE PLC[a]	4,433	1,912
Nanoco Group PLC[a]	1,325	1,397
Wolfson Microelectronics PLC[a]	1,033	3,086

		33,189
SOFTWARE — 1.64%
AVEVA Group PLC	640	17,513
Fidessa Group PLC	330	8,751
Micro Focus International PLC	142	1,021
Misys PLC[a]	2,396	12,458
Playtech Ltd.	1,370	6,675

		46,418
STORAGE & WAREHOUSING — 0.05%
Wincanton PLC[a]	1,135	1,505

		1,505
TELECOMMUNICATIONS — 3.17%
Avanti Communications Group PLC[a]	677	2,731
Cable & Wireless Communications PLC	18,541	10,263
Cable & Wireless Worldwide PLC	25,376	11,302
COLT Group SAa	2,931	4,677
Kcom Group PLC	4,861	5,397
Laird PLC	2,504	6,940
Spirent Communications PLC	6,348	14,288
TalkTalk Telecom Group PLC	4,739	10,939
Telecity Group PLC[a]	1,684	18,548
Telecom plus PLC	460	4,508

		89,593
TRANSPORTATION — 2.51%
Clarkson PLC	98	1,830
FirstGroup PLC	4,014	18,858
Go-Ahead Group PLC (The)	364	7,460
Hargreaves Services PLC	228	4,516
National Express Group PLC	4,088	15,249
Stagecoach Group PLC	4,076	17,476
Stobart Group Ltd.	2,786	5,470

		70,859
WATER — 1.37%
Pennon Group PLC	3,377	38,760

		38,760

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $2,545,123)		$2,822,454

RIGHTS — 0.00%

MACHINERY — 0.00%
Pursuit Dynamics PLC[a]	81	4

		4

TOTAL RIGHTS (Cost: $0)		4

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	352	352

		352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $352)		352

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $2,545,475)		2,822,810
Other Assets, Less Liabilities — 0.17%		4,854

NET ASSETS — 100.00%		$2,827,664

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2012

	iShares MSCI Australia Small Cap Index Fund	iShares MSCI Brazil Small Cap Index Fund	iShares MSCI Canada Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,500,877	$52,169,810	$5,066,240
Affiliated (Note 2)	21,869	7,656	2,027

Total cost of investments	$2,522,746	$52,177,466	$5,068,267

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,715,352	$57,230,240	$5,301,924
Affiliated (Note 2)	21,869	7,656	2,027

Total fair value of investments	2,737,221	57,237,896	5,303,951
Foreign currencies, at value[b]	1,447	577,863	4,500
Receivables:
Investment securities sold	53,482	174,828	64,974
Dividends and interest	14,481	203,988	4,845

Total Assets	2,806,631	58,194,575	5,378,270

LIABILITIES
Short positions, at value[c]	—	—	35,000
Payables:
Investment securities purchased	49,518	169,524	64,242
Collateral for securities on loan (Note 5)	20,707	—	—
Investment advisory fees (Note 2)	1,225	26,793	2,412

Total Liabilities	71,450	196,317	101,654

NET ASSETS	$2,735,181	$57,998,258	$5,276,616

Net assets consist of:
Paid-in capital	$2,502,178	$57,482,735	$5,033,195
Undistributed net investment income	13,256	122,873	5,923
Undistributed net realized gain (accumulated net realized loss)	5,150	(4,678,458)	1,291
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	214,597	5,071,108	236,207

NET ASSETS	$2,735,181	$57,998,258	$5,276,616

Shares outstanding[d]	100,000	2,050,000	200,000

Net asset value per share	$27.35	$28.29	$26.38

[a]	Securities on loan with values of $19,703, $ — and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,435, $578,856 and $4,500, respectively.
[c]	Proceeds: $ —, $ — and $35,450, respectively. See Note 1.
[d]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2012

	iShares MSCI China Small Cap Index Fund	iShares MSCI Germany Small Cap Index Fund	iShares MSCI Hong Kong Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$22,948,037	$2,580,355	$4,886,922
Affiliated (Note 2)	4,386,119	53,022	1,072,590

Total cost of investments	$27,334,156	$2,633,377	$5,959,512

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$18,125,575	$2,822,177	$5,768,702
Affiliated (Note 2)	4,386,119	53,022	1,072,590

Total fair value of investments	22,511,694	2,875,199	6,841,292
Foreign currencies, at value[b]	43,260	316	17,791
Receivables:
Investment securities sold	34,755	5,306	—
Dividends and interest	9,121	52	1,248

Total Assets	22,598,830	2,880,873	6,860,331

LIABILITIES
Payables:
Investment securities purchased	35,481	4,899	14,763
Collateral for securities on loan (Note 5)	4,384,811	50,777	1,069,315
Investment advisory fees (Note 2)	8,185	1,293	2,604

Total Liabilities	4,428,477	56,969	1,086,682

NET ASSETS	$18,170,353	$2,823,904	$5,773,649

Net assets consist of:
Paid-in capital	$24,983,628	$2,583,536	$4,886,652
Distributions in excess of net investment income or accumulated net investment loss	(20,100)	(1,189)	(3,082)
Undistributed net realized gain (accumulated net realized loss)	(1,970,718)	(274)	8,300
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,822,457)	241,831	881,779

NET ASSETS	$18,170,353	$2,823,904	$5,773,649

Shares outstanding[c]	450,000	100,000	200,000

Net asset value per share	$40.38	$28.24	$28.87

[a]	Securities on loan with values of $3,933,073, $48,598 and $972,247, respectively. See Note 5.
[b]	Cost of foreign currencies: $43,258, $309 and $17,792, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 29, 2012

	iShares MSCI Singapore Small Cap Index Fund	iShares MSCI United Kingdom Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,541,049	$2,545,123
Affiliated (Note 2)	153,123	352

Total cost of investments	$2,694,172	$2,545,475

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,935,349	$2,822,458
Affiliated (Note 2)	153,123	352

Total fair value of investments	3,088,472	2,822,810
Foreign currencies, at value[b]	24,184	5,130
Receivables:
Investment securities sold	—	5,075
Dividends and interest	2,525	2,834

Total Assets	3,115,181	2,835,849

LIABILITIES
Payables:
Investment securities purchased	—	6,906
Collateral for securities on loan (Note 5)	151,518	—
Investment advisory fees (Note 2)	1,347	1,279

Total Liabilities	152,865	8,185

NET ASSETS	$2,962,316	$2,827,664

Net assets consist of:
Paid-in capital	$2,543,549	$2,547,924
Undistributed net investment income	24,315	1,570
Undistributed net realized gain	22	754
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	394,430	277,416

NET ASSETS	$2,962,316	$2,827,664

Shares outstanding[c]	100,000	100,000

Net asset value per share	$29.62	$28.28

[a]	Securities on loan with values of $143,981 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $24,069 and $5,075, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 29, 2012

	iShares MSCI Australia Small Cap Index Fund[a]	iShares MSCI Brazil Small Cap Index Fund	iShares MSCI Canada Small Cap Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$14,725	$431,975	$8,827
Interest — affiliated (Note 2)	--	5	--
Securities lending income — affiliated (Note 2)	2	--	--

Total investment income	14,727	431,980	8,827

EXPENSES
Investment advisory fees (Note 2)	1,471	145,190	2,904

Total expenses	1,471	145,190	2,904

Net investment income	13,256	286,790	5,923

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,163	(3,176,351)	1,666
Foreign currency transactions	(13)	(4,286)	(375)

Net realized gain (loss)	5,150	(3,180,637)	1,291

Net change in unrealized appreciation/depreciation on:
Investments	214,475	6,661,651	235,684
Short positions (Note 1)	--	--	450
Translation of assets and liabilities in foreign currencies	122	11,265	73

Net change in unrealized appreciation/depreciation	214,597	6,672,916	236,207

Net realized and unrealized gain	219,747	3,492,279	237,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$233,003	$3,779,069	$243,421

[a]	For the period from January 25, 2012 (commencement of operations) to February 29, 2012.
[b]	Net of foreign withholding tax of $456, $46,307 and $1,558, respectively.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 29, 2012

	iShares MSCI China Small Cap Index Fund	iShares MSCI Germany Small Cap Index Fund[a]	iShares MSCI Hong Kong Small Cap Index Fund[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$94,260	$356	$—
Interest — affiliated (Note 2)	4	—	—
Securities lending income — affiliated (Note 2)	33,421	3	1,250

	127,685	359	1,250
Less: Other foreign taxes (Note 1)	(787)	—	—

Total investment income	126,898	359	1,250

EXPENSES
Investment advisory fees (Note 2)	50,181	1,548	4,332

Total expenses	50,181	1,548	4,332

Net investment income (loss)	76,717	(1,189)	(3,082)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,326,446)	(274)	8,300
In-kind redemptions — unaffiliated	(53,019)	—	—
Foreign currency transactions	(495)	—	—

Net realized gain (loss)	(1,379,960)	(274)	8,300

Net change in unrealized appreciation/depreciation on:
Investments	917,264	241,822	881,780
Translation of assets and liabilities in foreign currencies	62	9	(1)

Net change in unrealized appreciation/depreciation	917,326	241,831	881,779

Net realized and unrealized gain (loss)	(462,634)	241,557	890,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(385,917)	$240,368	$886,997

[a]	For the period from January 25, 2012 (commencement of operations) to February 29, 2012.
[b]	For the period from January 10, 2012 (commencement of operations) to February 29, 2012.
[c]	Net of foreign withholding tax of $407, $63 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended February 29, 2012

	iShares MSCI Singapore Small Cap Index Fund[a]	iShares MSCI United Kingdom Small Cap Index Fund[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$26,229	$3,099
Securities lending income — affiliated (Note 2)	328	—

Total investment income	26,557	3,099

EXPENSES
Investment advisory fees (Note 2)	2,242	1,529

Total expenses	2,242	1,529

Net investment income	24,315	1,570

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	754
Foreign currency transactions	22	—

Net realized gain	22	754

Net change in unrealized appreciation/depreciation on:
Investments	394,300	277,335
Translation of assets and liabilities in foreign currencies	130	81

Net change in unrealized appreciation/depreciation	394,430	277,416

Net realized and unrealized gain	394,452	278,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$418,767	$279,740

[a]	For the period from January 10, 2012 (commencement of operations) to February 29, 2012.
[b]	For the period from January 25, 2012 (commencement of operations) to February 29, 2012.
[c]	Net of foreign withholding tax of $2,098 and $ —, respectively.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Australia Small Cap Index Fund	iShares MSCI Brazil Small Cap Index Fund
	Period from January 25, 2012[a] to February 29, 2012 (Unaudited)	Six months ended February 29, 2012 (Unaudited)	Period from September 28, 2010[a] to August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,256	$286,790	$1,144,206
Net realized gain (loss)	5,150	(3,180,637)	(1,497,255)
Net change in unrealized appreciation/depreciation	214,597	6,672,916	(1,601,808)

Net increase (decrease) in net assets resulting from operations	233,003	3,779,069	(1,954,857)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(335,864)	(972,825)

Total distributions to shareholders	—	(335,864)	(972,825)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,502,178	4,869,374	58,882,801
Cost of shares redeemed	—	(3,939,207)	(2,330,233)

Net increase in net assets from capital share transactions	2,502,178	930,167	56,552,568

INCREASE IN NET ASSETS	2,735,181	4,373,372	53,624,886

NET ASSETS
Beginning of period	—	53,624,886	—

End of period	$2,735,181	$57,998,258	$53,624,886

Undistributed net investment income included in net assets at end of period	$13,256	$122,873	$171,947

SHARES ISSUED AND REDEEMED
Shares sold	100,000	200,000	2,100,000
Shares redeemed	—	(150,000)	(100,000)

Net increase in shares outstanding	100,000	50,000	2,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Canada Small Cap Index Fund	iShares MSCI China Small Cap Index Fund
	Period from January 25, 2012[a] to February 29, 2012 (Unaudited)	Six months ended February 29, 2012 (Unaudited)	Period from September 28, 2010[a] to August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,923	$76,717	$318,866
Net realized gain (loss)	1,291	(1,379,960)	(590,756)
Net change in unrealized appreciation/depreciation	236,207	917,326	(5,739,783)

Net increase (decrease) in net assets resulting from operations	243,421	(385,917)	(6,011,673)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(131,177)	(284,508)

Total distributions to shareholders	—	(131,177)	(284,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,033,195	3,707,545	24,763,586
Cost of shares redeemed	—	(3,487,503)	—

Net increase in net assets from capital share transactions	5,033,195	220,042	24,763,586

INCREASE (DECREASE) IN NET ASSETS	5,276,616	(297,052)	18,467,405

NET ASSETS
Beginning of period	—	18,467,405	—

End of period	$5,276,616	$18,170,353	$18,467,405

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,923	$(20,100)	$34,360

SHARES ISSUED AND REDEEMED
Shares sold	200,000	100,000	450,000
Shares redeemed	—	(100,000)	—

Net increase in shares outstanding	200,000	—	450,000

[a]	Commencement of operations.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small Cap Index Fund	iShares MSCI Hong Kong Small Cap Index Fund
	Period from January 25, 2012[a] to February 29, 2012 (Unaudited)	Period from January 10, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,189)	$(3,082)
Net realized gain (loss)	(274)	8,300
Net change in unrealized appreciation/depreciation	241,831	881,779

Net increase in net assets resulting from operations	240,368	886,997

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,583,536	4,886,652

Net increase in net assets from capital share transactions	2,583,536	4,886,652

INCREASE IN NET ASSETS	2,823,904	5,773,649

NET ASSETS
Beginning of period	—	—

End of period	$2,823,904	$5,773,649

Accumulated net investment loss included in net assets at end of period	$(1,189)	$(3,082)

SHARES ISSUED
Shares sold	100,000	200,000

Net increase in shares outstanding	100,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Singapore Small Cap Index Fund	iShares MSCI United Kingdom Small Cap Index Fund
	Period from January 10, 2012[a] to February 29, 2012 (Unaudited)	Period from January 25, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,315	$1,570
Net realized gain	22	754
Net change in unrealized appreciation/depreciation	394,430	277,416

Net increase in net assets resulting from operations	418,767	279,740

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,543,549	2,547,924

Net increase in net assets from capital share transactions	2,543,549	2,547,924

INCREASE IN NET ASSETS	2,962,316	2,827,664

NET ASSETS
Beginning of period	—	—

End of period	$2,962,316	$2,827,664

Undistributed net investment income included in net assets at end of period	$24,315	$1,570

SHARES ISSUED
Shares sold	100,000	100,000

Net increase in shares outstanding	100,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Australia Small Cap Index Fund

Period from Jan. 25, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.02

Income from investment operations:
Net investment income[b]	0.13
Net realized and unrealized gain[c]	2.20

Total from investment operations	2.33

Net asset value, end of period	$27.35

Total return	9.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,735
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment income to average net assets[e]	5.32%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Brazil Small Cap Index Fund

	Six months ended Feb. 29, 2012 (Unaudited)	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$26.81	$25.26

Income from investment operations:
Net investment income[b]	0.14	0.73
Net realized and unrealized gain[c]	1.51	1.33

Total from investment operations	1.65	2.06

Less distributions from:
Net investment income	(0.17)	(0.51)

Total distributions	(0.17)	(0.51)

Net asset value, end of period	$28.29	$26.81

Total return	6.34%[d]	8.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,998	$53,625
Ratio of expenses to average net assets[e]	0.60%	0.59%
Ratio of net investment income to average net assets[e]	1.19%	2.78%
Portfolio turnover rate[f]	30%	77%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 29, 2012 and the period ended August 31, 2011 would have been 22% and 71%, respectively. See Note 4.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Canada Small Cap Index Fund

Period from Jan. 25, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.17

Income from investment operations:
Net investment income[b]	0.03
Net realized and unrealized gain[c]	1.18

Total from investment operations	1.21

Net asset value, end of period	$26.38

Total return	4.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,277
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment income to average net assets[e]	1.20%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI China Small Cap Index Fund

	Six months ended Feb. 29, 2012 (Unaudited)	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.17	0.80
Net realized and unrealized loss[c]	(0.54)	(9.82)

Total from investment operations	(0.37)	(9.02)

Less distributions from:
Net investment income	(0.29)	(0.64)

Total distributions	(0.29)	(0.64)

Net asset value, end of period	$40.38	$41.04

Total return	(0.74)%[d]	(17.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,170	$18,467
Ratio of expenses to average net assets[e]	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.93%	1.69%
Portfolio turnover rate[f]	21%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Germany Small Cap Index Fund

Period from Jan. 25, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.84

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain[c]	2.41

Total from investment operations	2.40

Net asset value, end of period	$28.24

Total return	9.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,824
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment loss to average net assets[e]	(0.45)%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Hong Kong Small Cap Index Fund

Period from Jan. 10, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$24.43

Income from investment operations:
Net investment loss[b]	(0.02)
Net realized and unrealized gain[c]	4.46

Total from investment operations	4.44

Net asset value, end of period	$28.87

Total return	18.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,774
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment loss to average net assets[e]	(0.42)%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Singapore Small Cap Index Fund

Period from Jan. 10, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.44

Income from investment operations:
Net investment income[b]	0.24
Net realized and unrealized gain[c]	3.94

Total from investment operations	4.18

Net asset value, end of period	$29.62

Total return	16.43%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,962
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment income to average net assets[e]	6.40%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI United Kingdom Small Cap Index Fund

Period from Jan. 25, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.48

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized gain[c]	2.78

Total from investment operations	2.80

Net asset value, end of period	$28.28

Total return	10.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,828
Ratio of expenses to average net assets[e]	0.59%
Ratio of net investment income to average net assets[e]	0.61%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Australia Small Cap[a]	Non-diversified
Brazil Small Cap	Non-diversified
Canada Small Cap[a]	Non-diversified
China Small Cap	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Germany Small Cap[a]	Non-diversified
Hong Kong Small Cap[b]	Non-diversified
Singapore Small Cap[b]	Non-diversified
United Kingdom Small Cap[a]	Non-diversified

[a]	The Fund commenced operations on January 25, 2012.
[b]	The Fund commenced operations on January 10, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Australia Small Cap
Assets:
Common Stocks	$2,713,835	$—	$—	$2,713,835
Preferred Stocks	1,165	—	—	1,165
Rights	352	—	—	352
Short-Term Investments	21,869	—	—	21,869

	$2,737,221	$—	$—	$2,737,221

Brazil Small Cap
Assets:
Common Stocks	$45,293,862	$452,553	$—	$45,746,415
Preferred Stocks	11,417,406	—	—	11,417,406
Rights	66,419	—	—	66,419
Short-Term Investments	7,656	—	—	7,656

	$56,785,343	$452,553	$—	$57,237,896

Canada Small Cap
Assets:
Common Stocks	$5,301,924	$—	$—	$5,301,924
Short-Term Investments	2,027	—	—	2,027
Liabilities:
Short Positions	(35,000)	—	—	(35,000)

	$5,268,951	$—	$—	$5,268,951

China Small Cap
Assets:
Common Stocks	$17,788,412	$92,010	$231,876	$18,112,298
Rights	—	13,277	—	13,277
Short-Term Investments	4,386,119	—	—	4,386,119

	$22,174,531	$105,287	$231,876	$22,511,694

Germany Small Cap
Assets:
Common Stocks	$2,656,054	$—	$—	$2,656,054
Preferred Stocks	166,123	—	—	166,123
Short-Term Investments	53,022	—	—	53,022

	$2,875,199	$—	$—	$2,875,199

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Hong Kong Small Cap
Assets:
Common Stocks	$5,768,702	$—	$—	$5,768,702
Short-Term Investments	1,072,590	—	—	1,072,590

	$6,841,292	$—	$—	$6,841,292

Singapore Small Cap
Assets:
Common Stocks	$2,935,349	$—	$—	$2,935,349
Short-Term Investments	153,123	—	—	153,123

	$3,088,472	$—	$—	$3,088,472

United Kingdom Small Cap
Assets:
Common Stocks	$2,822,454	$—	$—	$2,822,454
Rights	4	—	—	4
Short-Term Investments	352	—	—	352

	$2,822,810	$—	$—	$2,822,810

The following table includes a rollforward for the period ended February 29, 2012 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares MSCI China Small Cap Index Fund	Common Stocks
Balance at beginning of period	$204,428
Realized gain (loss) and change in unrealized appreciation/depreciation	(103,806)
Purchases	9,034
Sales	—
Transfers ina	152,168
Transfers out[a]	(29,948)

Balance at end of period	$231,876

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(103,806)

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statement of Operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Brazil Small Cap and iShares MSCI China Small Cap Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Australia Small Cap	0.59%
Canada Small Cap	0.59
Germany Small Cap	0.59
Hong Kong Small Cap	0.59
Singapore Small Cap	0.59
United Kingdom Small Cap	0.59

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended February 29, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia Small Cap	$1
China Small Cap	17,996
Germany Small Cap	2
Hong Kong Small Cap	673
Singapore Small Cap	177

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia Small Cap	$49,518	$53,483
Brazil Small Cap	14,913,849	14,586,569
Canada Small Cap	115,524	112,095
China Small Cap	3,461,956	3,411,929
Germany Small Cap	4,899	5,306
Hong Kong Small Cap	35,128	38,157
United Kingdom Small Cap	44,705	45,760

In-kind transactions (see Note 4) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia Small Cap	$2,499,678	$—
Canada Small Cap	5,025,695	—
China Small Cap	3,193,120	3,088,934
Germany Small Cap	2,581,036	—
Hong Kong Small Cap	4,881,652	—
Singapore Small Cap	2,541,049	—
United Kingdom Small Cap	2,545,424	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of February 29, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia Small Cap	$2,522,746	$245,646	$(31,171)	$214,475
Brazil Small Cap	52,907,952	7,451,549	(3,121,605)	4,329,944
Canada Small Cap	5,068,267	301,764	(66,080)	235,684
China Small Cap	27,395,472	955,684	(5,839,462)	(4,883,778)
Germany Small Cap	2,633,377	254,657	(12,835)	241,822
Hong Kong Small Cap	5,959,512	891,848	(10,068)	881,780
Singapore Small Cap	2,694,172	396,361	(2,061)	394,300
United Kingdom Small Cap	2,545,475	288,858	(11,523)	277,335

Management has reviewed the tax positions as of February 29, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Singapore, and iShares MSCI United Kingdom Small Cap Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds, except for iShares MSCI Canada Small Cap Index Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients)

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Brazil Small Cap	$0.10730	$—	$0.06494	$0.17224	62%	—%	38%	100%
China Small Cap	0.17375	—	0.11775	0.29150	60	—	40	100

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-88-0212

February 29, 2012

2012 Semi-Annual Report

iShares Trust

iShares MSCI India Index Fund  |  INDA  |  BATS

iShares MSCI India Small Cap Index Fund  |  SMIN  |  BATS

Fund Performance Overview

iSHARES® MSCI INDIA INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
2.62%	1.64%	2.67%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/2/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/3/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI India Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI India Index (the “Index”). The Index is designed to measure the performance of equity securities of companies whose market capitalization, as calculated by the Index provider, represents the top 85% of companies in the Indian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 2, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 2.62%, net of fees, while the total return for the Index was 2.67%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	26.20%
Technology	17.01
Consumer Non-Cyclical	12.45
Energy	12.33
Consumer Cyclical	8.70
Basic Materials	7.82
Industrial	7.18
Utilities	4.95
Communications	2.95
Diversified	0.29
Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Infosys Ltd.	10.01%
Reliance Industries Ltd.	8.67
HDFC Bank Ltd.	6.34
Housing Development Finance Corp. Ltd.	5.82
Tata Consultancy Services Ltd.	4.63
ITC Ltd.	3.78
Tata Motors Ltd.	3.30
ICICI Bank Ltd.	3.12
Hindustan Unilever Ltd.	2.65
State Bank of India	2.30

TOTAL	50.62%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

Performance as of February 29, 2012

Cumulative Total Returns
Inception to 2/29/12
NAV	MARKET	INDEX
4.66%	3.75%	4.01%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI India Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI India Small Cap Index (the “Index”). The Index is designed to measure the performance of equity securities of small capitalization companies whose market capitalization represents the bottom 14% of companies in the Indian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through February 29, 2012, the total return for the Fund was 4.66%, net of fees, while the total return for the Index was 4.01%.

PORTFOLIO ALLOCATION

As of 2/29/12

Sector	Percentage of Net Assets

Financial	27.56%
Industrial	18.73
Consumer Cyclical	17.28
Consumer Non-Cyclical	15.44
Basic Materials	6.87
Utilities	5.96
Technology	5.46
Energy	1.49
Diversified	1.02
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/12

Security	Percentage of Net Assets

Federal Bank Ltd.	2.99%
Apollo Hospitals Enterprise Ltd.	2.50
Indiabulls Financial Services Ltd.	2.35
Mahindra & Mahindra Financial Services Ltd.	2.31
Tata Global Beverages Ltd.	2.31
Bharat Forge Ltd.	1.94
Ashok Leyland Ltd.	1.85
Housing Development & Infrastructure Ltd.	1.74
Indian Hotels Co. Ltd.	1.73
IFCI Ltd.	1.72

TOTAL	21.44%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 (or commencement of operations, as applicable) to February 29, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value [a] (9/1/11)	Ending Account Value (2/29/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (9/1/11 to 2/29/12)
India
Actual	$1,000.00	$1,026.20	0.65%	$0.49
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.65	3.27
India Small Cap
Actual	1,000.00	1,046.60	0.74	0.43
Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.74	3.72

[a]	The beginning of the period (commencement of operations) is on February 2, 2012 and February 8, 2012 for the iShares MSCI India Index Fund and iShares India Small Cap Index Fund, respectively.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (27 days for the iShares MSCI India Index Fund and 21 days for the iShares India Small Cap Index Fund) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

AGRICULTURE — 3.78%
ITC Ltd.	93,525	$396,255

		396,255
AUTO MANUFACTURERS — 5.76%
Mahindra & Mahindra Ltd.	12,766	184,900
Maruti Suzuki India Ltd.	2,868	73,429
Tata Motors Ltd.	62,514	345,606

		603,935
BANKS — 15.81%
Axis Bank Ltd.	9,414	226,226
Bank of India	4,520	34,331
Canara Bank Ltd.	3,664	38,195
HDFC Bank Ltd.	63,002	664,728
ICICI Bank Ltd.	17,688	327,089
Kotak Mahindra Bank Ltd.	11,296	126,247
State Bank of India	5,274	241,861

		1,658,677
BEVERAGES — 0.39%
United Spirits Ltd.	3,516	41,079

		41,079
BUILDING MATERIALS — 2.12%
ACC Ltd.	2,174	57,934
Ambuja Cements Ltd.	25,344	83,127
Ultratech Cement Ltd.	2,841	81,526

		222,587
CHEMICALS — 1.02%
Asian Paints Ltd.	1,190	76,983
United Phosphorus Ltd.	9,344	29,714

		106,697
COAL — 1.37%
Coal India Ltd.	21,045	143,635

		143,635
COMMERCIAL SERVICES — 0.48%
Adani Ports and Special Economic Zone	16,570	50,258

		50,258
COMPUTERS — 16.36%
Infosys Ltd.	17,856	1,050,538
Tata Consultancy Services Ltd.	19,477	485,614

Security	Shares	Value

Wipro Ltd.	20,437	$180,288

		1,716,440
COSMETICS & PERSONAL CARE — 0.35%
Dabur India Ltd.	17,286	36,699

		36,699
DISTRIBUTION & WHOLESALE — 0.66%
Adani Enterprises Ltd.	9,096	69,552

		69,552
DIVERSIFIED FINANCIAL SERVICES — 7.90%
Housing Development Finance Corp. Ltd.	45,102	610,271
LIC Housing Finance Ltd.	11,778	62,579
Power Finance Corp. Ltd.	10,918	44,342
Rural Electrification Corp. Ltd.	12,250	53,914
Shriram Transport Finance Co. Ltd.	5,144	57,465

		828,571
ELECTRIC — 3.80%
NTPC Ltd.	23,870	88,179
Power Grid Corp. of India Ltd.	45,950	105,945
Reliance Infrastructure Ltd.	4,424	53,610
Reliance Power Ltd.[a]	23,200	56,544
Tata Power Co. Ltd.	40,236	94,330

		398,608
ELECTRICAL COMPONENTS & EQUIPMENT — 2.05%
Bharat Heavy Electricals Ltd.	24,452	153,343
Siemens Ltd.	2,814	45,718
Suzlon Energy Ltd.[a]	29,400	15,957

		215,018
ENGINEERING & CONSTRUCTION — 3.01%
GMR Infrastructure Ltd.[a]	40,242	23,442
Jaiprakash Associates Ltd.	39,572	61,405
Larsen & Toubro Ltd.	8,631	230,357

		315,204
GAS — 1.15%
GAIL (India) Ltd.	15,738	120,387

		120,387
HOLDING COMPANIES — DIVERSIFIED —1.37%
Aditya Birla Nuvo Ltd.	1,690	30,343
Infrastructure Development Finance Co. Ltd.	39,326	113,461

		143,804

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA INDEX FUND

February 29, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 2.65%
Hindustan Unilever Ltd.	35,829	$277,947

		277,947
INSURANCE — 0.32%
Reliance Capital Ltd.	4,064	33,505

		33,505
IRON & STEEL — 3.51%
Jindal Steel & Power Ltd.	15,541	184,789
JSW Steel Ltd.	3,690	60,880
Tata Steel Ltd.	12,694	122,395

		368,064
LEISURE TIME — 1.88%
Bajaj Auto Ltd.	3,590	131,968
Hero Motocorp Ltd.	1,652	65,598

		197,566
MEDIA — 0.45%
Zee Entertainment Enterprises Ltd.	18,028	46,771

		46,771
MINING — 3.30%
Hindalco Industries Ltd.	46,265	140,560
Sesa Goa Ltd.	14,376	62,890
Sterlite Industries (India) Ltd.	55,997	142,420

		345,870
OIL & GAS — 10.96%
Bharat Petroleum Corp. Ltd.	3,588	48,483
Oil & Natural Gas Corp. Ltd.	32,016	191,534
Reliance Industries Ltd.	54,306	909,440

		1,149,457
PHARMACEUTICALS — 4.80%
Cipla Ltd.	13,614	88,042
Dr. Reddy’s Laboratories Ltd.	4,204	140,908
Lupin Ltd.	6,092	59,770
Piramal Healthcare Ltd.	2,778	25,649
Ranbaxy Laboratories Ltd.	5,230	45,764
Sun Pharmaceuticals Industries Ltd.	12,778	143,502

		503,635
REAL ESTATE — 1.08%
DLF Ltd.	16,848	77,863
Unitech Ltd.[a]	54,056	35,681

		113,544

Security	Shares	Value

RETAIL — 0.39%
Titan Industries Ltd.	8,812	$41,066

		41,066
SOFTWARE — 0.65%
HCL Technologies Ltd.	3,422	33,860
Satyam Computer Services Ltd.[a]	24,330	34,130

		67,990
TELECOMMUNICATIONS — 2.51%
Bharti Airtel Ltd.	23,699	169,341
Idea Cellular Ltd.[a]	27,326	52,689
Reliance Communications Ltd.	21,340	41,147

		263,177

TOTAL COMMON STOCKS
(Cost: $10,398,428)		10,475,998

TOTAL INVESTMENTS IN SECURITIES — 99.88% (Cost: $10,398,428)		10,475,998
Other Assets, Less Liabilities — 0.12%		12,363

NET ASSETS — 100.00%		$10,488,361

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

APPAREL — 1.51%
Arvind Ltd.[a]	20,663	$36,427
Bata India Ltd.	3,000	42,839

		79,266
AUTO MANUFACTURERS — 1.85%
Ashok Leyland Ltd.	168,332	97,201

		97,201
AUTO PARTS & EQUIPMENT — 2.37%
Amtek Auto Ltd.	22,642	65,718
MRF Ltd.	292	58,740

		124,458
BANKS — 12.79%
Andhra Bank	30,842	82,375
Dena Bank	26,610	48,133
Federal Bank Ltd.	19,003	157,247
Indian Overseas Bank	31,994	66,586
Jammu & Kashmir Bank Ltd.	2,852	50,327
Karnataka Bank Ltd.	25,224	52,136
Karur Vysya Bank Ltd.	6,485	49,997
South Indian Bank Ltd.	130,237	69,357
UCO Bank	32,779	54,576
Vijaya Bank	32,917	41,071

		671,805
BEVERAGES — 3.28%
McLeod Russel India Ltd.	10,749	50,960
Tata Global Beverages Ltd.	47,286	121,133

		172,093
BIOTECHNOLOGY — 1.18%
Biocon Ltd.	11,034	62,025

		62,025
BUILDING MATERIALS — 3.31%
Century Textiles & Industries Ltd.	7,618	49,212
India Cements Ltd.	32,524	66,926
Shree Cement Ltd.	1,010	57,716

		173,854
CHEMICALS — 3.64%
Chambal Fertilizers & Chemicals Ltd.	21,586	38,649
Godrej Industries Ltd.	11,491	59,424
Gujarat Fluorochemicals Ltd.	4,372	45,460

Security	Shares	Value

Gujarat State Fertilisers & Chemicals Ltd.	6,018	$47,741

		191,274
COMPUTERS — 1.30%
Redington India Ltd.	38,489	68,402

		68,402
DIVERSIFIED FINANCIAL SERVICES — 10.09%
Bajaj Finance Ltd.	3,231	52,114
Dewan Housing Finance Corp. Ltd.	5,204	26,562
Financial Technologies India Ltd.	3,688	62,224
IFCI Ltd.	100,825	90,107
Indiabulls Financial Services Ltd.	26,415	123,721
Mahindra & Mahindra Financial Services Ltd.	7,832	121,347
Manappuram Finance Ltd.	64,040	54,292

		530,367
ELECTRIC — 3.43%
CESC Ltd.	12,036	66,418
GVK Power & Infrastructure Ltd.[a]	160,908	58,933
PTC India Ltd.	44,843	54,624

		179,975
ELECTRICAL COMPONENTS & EQUIPMENT — 2.43%
Areva T&D India Ltd.	14,204	55,225
Havells India Ltd.	6,557	72,594

		127,819
ENGINEERING & CONSTRUCTION — 3.90%
IRB Infrastructure Developers Ltd.	16,171	60,811
IVRCL Ltd. Class L	37,419	43,252
Punj Lloyd Ltd.	34,933	40,699
Voltas Ltd.	26,779	60,022

		204,784
FOOD — 3.24%
Britannia Industries Ltd.	3,168	33,639
REI Agro Ltd.	129,254	40,483
Ruchi Soya Industries Ltd.	26,870	50,768
Shree Renuka Sugars Ltd.	58,518	45,133

		170,023
GAS — 2.54%
Gujarat Gas Co. Ltd.	7,977	69,280
Indraprastha Gas Ltd.	8,434	63,991

		133,271

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

HEALTH CARE — SERVICES — 2.50%
Apollo Hospitals Enterprise Ltd.	11,123	$131,554

		131,554
HOLDING COMPANIES — DIVERSIFIED —1.02%
Sintex Industries Ltd.	30,646	53,463

		53,463
HOME BUILDERS — 1.08%
Sobha Developers Ltd.	9,785	56,702

		56,702
HOME FURNISHINGS — 1.32%
Videocon Industries Ltd.	18,222	69,229

		69,229
INSURANCE — 1.49%
MAX India Ltd.[a]	23,557	78,419

		78,419
IRON & STEEL — 1.99%
Monnet Ispat & Energy Ltd.	7,514	73,423
Orissa Minerals Development Co. Ltd.	40	31,181

		104,604
LEISURE TIME — 1.44%
Cox & Kings Ltd.	12,471	43,716
TVS Motor Co. Ltd.	33,002	31,817

		75,533
LODGING — 1.73%
Indian Hotels Co. Ltd.	64,420	91,155

		91,155
MACHINERY — 1.36%
Thermax Ltd.	6,510	71,277

		71,277
MANUFACTURING — 1.32%
Jain Irrigation Systems Ltd.	22,962	50,319
VIP Industries Ltd.	8,582	18,981

		69,300
METAL FABRICATE & HARDWARE — 4.50%
Bharat Forge Ltd.	16,204	101,965
Jindal Saw Ltd.	22,086	72,959
Welspun Corp. Ltd.	20,534	61,422

		236,346

Security	Shares	Value

MINING — 1.24%
Gujarat Mineral Development Corp. Ltd.	15,531	$65,027

		65,027
OIL & GAS — 0.52%
Aban Offshore Ltd.	2,707	27,346

		27,346
PHARMACEUTICALS — 5.24%
Aurobindo Pharma Ltd.	22,814	52,182
Emami Ltd.	7,984	61,896
Ipca Laboratories Ltd.	8,602	60,386
Strides Arcolab Ltd.	5,202	57,067
Wockhardt Ltd.[a]	4,474	44,060

		275,591
PIPELINES — 0.97%
Gujarat State Petronet Ltd.	32,412	51,154

		51,154
REAL ESTATE — 3.19%
Housing Development & Infrastructure Ltd.[a]	39,250	91,578
Indiabulls Real Estate Ltd.	49,926	75,994

		167,572
RETAIL — 3.14%
Gitanjali Gems Ltd.	5,713	44,762
Jubilant Foodworks Ltd.[a]	3,715	78,905
Rajesh Exports Ltd.	14,963	41,583

		165,250
SHIPBUILDING — 0.83%
Pipavav Defence & Offshore Engineering Co. Ltd.[a]	28,332	43,703

		43,703
SOFTWARE — 4.15%
Core Education & Technologies Ltd.	9,060	50,069
Educomp Solutions Ltd.	8,347	36,106
Hexaware Technologies Ltd.	31,021	77,189
Patni Computer Systems Ltd.[a]	5,616	54,911

		218,275
TEXTILES — 2.84%
Alok Industries Ltd.	76,665	32,302
Bombay Dyeing & Manufacturing Co. Ltd.	3,163	29,652

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL CAP INDEX FUND

February 29, 2012

Security	Shares	Value

Bombay Rayon Fashions Ltd.	8,226	$45,402
Raymond Ltd.	5,737	41,807

		149,163
TRANSPORTATION — 1.08%
Great Eastern Shipping Co. Ltd. (The)	11,547	56,863

		56,863

TOTAL COMMON STOCKS
(Cost: $5,014,505)		5,244,143

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	10,464	10,464

		10,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,464)		10,464

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $5,024,969)		5,254,607
Other Assets, Less Liabilities — (0.01)%		(591)

NET ASSETS — 100.00%		$5,254,016

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 29, 2012

	iShares MSCI India Index Fund	iShares MSCI India Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$10,398,428	$5,014,505
Affiliated (Note 2)	—	10,464

Total cost of investments	$10,398,428	$5,024,969

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,475,998	$5,244,143
Affiliated (Note 2)	—	10,464

Total fair value of investments	10,475,998	5,254,607
Foreign currencies, at value[a]	983	909
Cash	11,702	—
Receivables:
Investment securities sold	27,970	—
Dividends and interest	465	707

Total Assets	10,517,118	5,256,223

LIABILITIES
Payables:
Investment securities purchased	26,051	—
Investment advisory fees (Note 2)	2,706	2,207

Total Liabilities	28,757	2,207

NET ASSETS	$10,488,361	$5,254,016

Net assets consist of:
Paid-in capital	$10,416,247	$5,020,499
Accumulated net investment loss	(1,263)	(600)
Undistributed net realized gain (accumulated net realized loss)	(4,199)	4,471
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	77,576	229,646

NET ASSETS	$10,488,361	$5,254,016

Shares outstanding[b]	400,000	200,000

Net asset value per share	$26.22	$26.27

[a]	Cost of foreign currencies: $978 and $904, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended February 29, 2012

	iShares MSCI India Index Fund[a]	iShares MSCI India Small Cap Index Fund[b]

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,443	$1,607

Total investment income	1,443	1,607

EXPENSES
Investment advisory fees (Note 2)	2,706	2,207

Total expenses	2,706	2,207

Net investment loss	(1,263)	(600)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(425)	—
Foreign currency transactions	(3,774)	4,471

Net realized gain (loss)	(4,199)	4,471

Net change in unrealized appreciation/depreciation on:
Investments	77,570	229,638
Translation of assets and liabilities in foreign currencies	6	8

Net change in unrealized appreciation/depreciation	77,576	229,646

Net realized and unrealized gain	73,377	234,117

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,114	$233,517

[a]	For the period from February 2, 2012 (commencement of operations) to February 29, 2012.
[b]	For the period from February 8, 2012 (commencement of operations) to February 29, 2012.

See notes to consolidated financial statements.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India Index Fund	iShares MSCI India Small Cap Index Fund
	Period from February 2, 2012[a] to February 29, 2012 (Unaudited)	Period from February 8, 2012[a] to February 29, 2012 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(1,263)	$(600)
Net realized gain (loss)	(4,199)	4,471
Net change in unrealized appreciation/depreciation	77,576	229,646

Net increase in net assets resulting from operations	72,114	233,517

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,416,247	5,020,499

Net increase in net assets from capital share transactions	10,416,247	5,020,499

INCREASE IN NET ASSETS	10,488,361	5,254,016

NET ASSETS
Beginning of period	—	—

End of period	$10,488,361	$5,254,016

Accumulated net investment loss included in net assets at end of period	$(1,263)	$(600)

SHARES ISSUED
Shares sold	400,000	200,000

Net increase in shares outstanding	400,000	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI India Index Fund

Period from Feb. 2, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.55

Income from investment operations:
Net investment loss[b]	(0.01)
Net realized and unrealized gain[c]	0.68

Total from investment operations	0.67

Net asset value, end of period	$26.22

Total return	2.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,488
Ratio of expenses to average net assets[e]	0.65%
Ratio of net investment loss to average net assets[e]	(0.30)%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. See Note 4.
[g]	Rounds to less than 1%.

See notes to consolidated financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI India Small Cap Index Fund

Period from Feb. 8, 2012[a] to Feb. 29, 2012 (Unaudited)
Net asset value, beginning of period	$25.10

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net realized and unrealized gain[d]	1.17

Total from investment operations	1.17

Net asset value, end of period	$26.27

Total return	4.66%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,254
Ratio of expenses to average net assets[f]	0.74%
Ratio of net investment loss to average net assets[f]	(0.20)%
Portfolio turnover rate[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	17

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
India[a]	Non-diversified
India Small Cap[b]	Non-diversified

[a]	The Fund commenced operations on February 2, 2012.
[b]	The Fund commenced operations on February 8, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

As of February 29, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Consolidated Schedule of Investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of February 29, 2012, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the Consolidated Statements of Operations. Further, each Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ consolidated financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
India	0.65%
India Small Cap	0.74

At the Special Board of Trustees meeting held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Consolidated Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 29, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
India	$10,426,823	$27,970
India Small Cap	5,014,505	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India	$10,398,428	$171,483	$(93,913)	$77,570
India Small Cap	5,024,969	314,391	(84,753)	229,638

Management has reviewed the tax positions as of February 29, 2012 and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates manage Other Accounts that track the same underlying index as the iShares MSCI India Index Fund, but they do not manage Other Accounts that track the same underlying index as the iShares MSCI India Small Cap Index Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for Other

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-89-0212

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	April 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	April 18, 2012

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 18, 2012